UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2017
Date of reporting period: January 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
January 31, 2018
Domestic Equity Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HNACX	HRCAX	HCAIX
Harbor Strategic Growth Fund	MVSGX	HNGSX	HSRGX	HISWX
Harbor Mid Cap Growth Fund	HAMGX	HNMGX	HRMGX	HIMGX
Harbor Small Cap Growth Fund	HASGX	HNSGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HNSOX	HRSOX	HISOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HNLVX	HRLVX	HILVX
Harbor Mid Cap Value Fund	HAMVX	HNMVX	HRMVX	HIMVX
Harbor Small Cap Value Fund	HASCX	HNVRX	HSVRX	HISVX
Harbor Small Cap Value Opportunities Fund	HSOVX	HSRVX	HSAVX	HSIVX

Harbor Capital Appreciation Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.2%)
COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—2.8%
2,510,395	Boeing Co.	$ 889,609
AIR FREIGHT & LOGISTICS—2.0%
2,375,388	FedEx Corp.	623,492
AUTOMOBILES—1.4%
1,226,443	Tesla Inc.*	434,541
BANKS—2.8%
6,228,870	JPMorgan Chase & Co.	720,493
1,122,004	PNC Financial Services Group Inc.	177,299
		897,792
BEVERAGES—1.3%
5,779,395	Monster Beverage Corp.*	394,328
BIOTECHNOLOGY—5.6%
3,682,616	AbbVie Inc.	413,263
2,751,709	Alexion Pharmaceuticals Inc.*	328,334
3,321,056	BioMarin Pharmaceutical Inc.*	299,659
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
3,884,214	Celgene Corp.*	$ 392,927
1,887,126	Vertex Pharmaceuticals Inc.*	314,905
		1,749,088
CAPITAL MARKETS—1.6%
1,900,769	Goldman Sachs Group Inc.	509,197
CHEMICALS—0.9%
2,601,402	Albemarle Corp.	290,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
5,181,762	Corning Inc.	161,775
ENERGY EQUIPMENT & SERVICES—0.7%
3,178,923	Schlumberger Ltd.	233,905
FOOD & STAPLES RETAILING—2.4%
2,817,490	Costco Wholesale Corp.	549,044
2,043,411	Walmart Inc.	217,828
		766,872
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
245,960	Idexx Laboratories Inc.*	46,004
HEALTH CARE PROVIDERS & SERVICES—1.6%
2,032,183	UnitedHealth Group Inc.	481,180
HOTELS, RESTAURANTS & LEISURE—4.1%
4,615,661	Marriott International Inc.	680,071
3,594,466	McDonald's Corp.	615,157
		1,295,228
INTERNET & DIRECT MARKETING RETAIL—9.3%
1,022,336	Amazon.com Inc.*	1,483,297
3,951,252	Netflix Inc.*	1,068,023
193,601	Priceline Group Inc.*	370,175
		2,921,495
INTERNET SOFTWARE & SERVICES—15.6%
6,487,922	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,325,418
626,672	Alphabet Inc. Class A*	740,864
639,030	Alphabet Inc. Class C*	747,627
5,651,538	Facebook Inc.*	1,056,216
17,634,277	Tencent Holdings Ltd. (CHN)	1,041,964
		4,912,089
IT SERVICES—9.5%
1,797,463	FleetCor Technologies Inc.*	381,961
5,639,784	MasterCard Inc.	953,123
6,080,515	PayPal Holdings Inc.*	518,790
3,619,792	Square Inc.*	169,804
7,886,248	Visa Inc.	979,709
		3,003,387
LIFE SCIENCES TOOLS & SERVICES—1.1%
1,508,475	Illumina Inc.*	350,932
MACHINERY—2.9%
2,841,762	Catepillar Inc.	462,582
2,166,039	Parker-Hannifin Corp.	436,284
		898,866
MEDIA—1.4%
1,189,485	Charter Communications Inc.*	448,733

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—1.3%
2,647,190	Concho Resources Inc.*	$ 416,773
PERSONAL PRODUCTS—1.7%
4,077,779	Estée Lauder Companies Inc.	550,337
PHARMACEUTICALS—1.5%
7,353,619	Bristol-Myers Squibb Co.	460,336
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
2,546,044	Broadcom Ltd.	631,495
2,455,072	NVIDIA Corp.	603,457
4,215,874	Texas Instruments Inc.	462,355
		1,697,307
SOFTWARE—13.7%
5,398,948	Activision Blizzard Inc.	400,224
4,020,245	Adobe Systems Inc.*	803,084
13,294,623	Microsoft Corp.	1,263,122
3,451,303	Red Hat Inc.*	453,432
6,776,706	Salesforce.com Inc.*	771,935
3,059,757	Splunk Inc.*	282,630
2,793,095	Workday Inc.*	334,864
		4,309,291
SPECIALTY RETAIL—2.7%
3,360,586	Home Depot Inc.	675,142
4,855,221	Industria de Diseno Textil SA (SP)	173,736
		848,878
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.6%
8,659,063	Apple Inc.	$ 1,449,787
TEXTILES, APPAREL & LUXURY GOODS—1.3%
802,219	Kering SA (FR)	406,361
TOTAL COMMON STOCKS
(Cost $16,981,635)		31,447,874

SHORT-TERM INVESTMENTS—0.4%
(Cost $122,019)
Principal Amount
REPURCHASE AGREEMENTS
$122,019	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by U.S. Treasury Notes (market value $124,464)	122,019
TOTAL INVESTMENTS—100.2%
(Cost $17,103,654)		31,569,893
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(52,056)
TOTAL NET ASSETS—100.0%		$31,517,837

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 889,609	$ —	$—	$ 889,609
Air Freight & Logistics	623,492	—	—	623,492
Automobiles	434,541	—	—	434,541
Banks	897,792	—	—	897,792
Beverages	394,328	—	—	394,328
Biotechnology	1,749,088	—	—	1,749,088
Capital Markets	509,197	—	—	509,197
Chemicals	290,290	—	—	290,290
Electronic Equipment, Instruments & Components	161,775	—	—	161,775
Energy Equipment & Services	233,905	—	—	233,905
Food & Staples Retailing	766,872	—	—	766,872
Health Care Equipment & Supplies	46,005	—	—	46,005
Health Care Providers & Services	481,180	—	—	481,180
Hotels, Restaurants & Leisure	1,295,228	—	—	1,295,228
Internet & Direct Marketing Retail	2,921,495	—	—	2,921,495
Internet Software & Services	3,870,125	1,041,964	—	4,912,089
IT Services	3,003,387	—	—	3,003,387
Life Sciences Tools & Services	350,932	—	—	350,932
Machinery	898,866	—	—	898,866
Media	448,733	—	—	448,733
Oil, Gas & Consumable Fuels	416,773	—	—	416,773
Personal Products	550,337	—	—	550,337
Pharmaceuticals	460,336	—	—	460,336
Semiconductors & Semiconductor Equipment	1,697,307	—	—	1,697,307
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Software	$ 4,309,291	$ —	$—	$ 4,309,291
Specialty Retail	675,142	173,736	—	848,878
Technology Hardware, Storage & Peripherals	1,449,787	—	—	1,449,787
Textiles, Apparel & Luxury Goods	—	406,361	—	406,361
Short-Term Investments
Repurchase Agreements	—	122,019	—	122,019
Total Investments in Securities	$29,825,813	$1,744,080	$—	$31,569,893
There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CHN	China
FR	France
SP	Spain
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Strategic Growth Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 8.9%)
COMMON STOCKS—91.1%
Shares		Value
AEROSPACE & DEFENSE—3.2%
6,810	TransDigm Group Inc.*	$ 2,158
AIR FREIGHT & LOGISTICS—3.4%
24,708	XPO Logistics Inc.*	2,333
BANKS—3.7%
8,924	First Republic Bank	799
29,604	U.S. Bancorp.	1,692
		2,491
BEVERAGES—2.0%
11,291	PepsiCo Inc.	1,358
CAPITAL MARKETS—2.3%
9,897	Moody's Corp.	1,601
CHEMICALS—4.6%
13,933	Ecolab Inc.	1,918
7,614	Praxair Inc.	1,230
		3,148
DIVERSIFIED FINANCIAL SERVICES—5.1%
16,218	Berkshire Hathaway Inc. Class B*	3,477
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—3.0%
36,419	Sensata Technologies Holding NV*	$ 2,048
ENERGY EQUIPMENT & SERVICES—4.5%
13,819	Core Laboratories NV	1,580
19,970	Schlumberger Ltd.	1,469
		3,049
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
20,187	American Tower Corp.	2,982
FOOD PRODUCTS—1.7%
26,556	Mondelez International Inc.	1,179
INDUSTRIAL CONGLOMERATES—6.8%
17,226	Honeywell International Inc.	2,751
6,836	Roper Technologies Inc.	1,918
		4,669
INSURANCE—4.6%
2,734	Markel Corp.*	3,138
INTERNET & DIRECT MARKETING RETAIL—2.2%
1,029	Amazon.com Inc.*	1,493
INTERNET SOFTWARE & SERVICES—3.9%
2,299	Alphabet Inc. Class C*	2,690
IT SERVICES—2.4%
13,134	Visa Inc.	1,632
LIFE SCIENCES TOOLS & SERVICES—1.8%
1,855	Mettler-Toledo International Inc. (SWS)*	1,253
MACHINERY—2.3%
20,538	Fortive Corp.	1,561
MEDIA—1.6%
10,338	Walt Disney Co.	1,123
MULTILINE RETAIL—4.1%
24,306	Dollar Tree Inc.*	2,795
PERSONAL PRODUCTS—2.9%
34,990	Unilever NV (NET)	2,012
PHARMACEUTICALS—3.8%
3,857	Allergan plc (IE)	695
13,563	Johnson & Johnson	1,874
		2,569
ROAD & RAIL—1.2%
6,980	Kansas City Southern	790
SOFTWARE—9.9%
7,296	Adobe Systems Inc.*	1,458
13,856	Intuit Inc.	2,326
57,342	Oracle Corp.	2,958
		6,742
SPECIALTY RETAIL—3.1%
19,287	Carmax Inc.*	1,377
2,827	O'Reilly Automotive Inc.*	748
		2,125

4

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
10,560	Apple Inc.	$ 1,768
TOTAL COMMON STOCKS
(Cost $47,046)		62,184

SHORT-TERM INVESTMENTS—8.9%
(Cost $6,067)
Principal Amount
REPURCHASE AGREEMENTS
$6,067	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal Home Loan Banks (market value $6,189)	6,067
TOTAL INVESTMENTS—100.0%
(Cost $53,113)		68,251
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		16
TOTAL NET ASSETS—100.0%		$68,267
FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $6,067 are classified as Level 2. All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
IE	Ireland
NET	Netherlands
SWS	Switzerland
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Mid Cap Growth Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.0%)
COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.3%
28,606	Harris Corp.	$ 4,559
AIRLINES—1.8%
308,707	JetBlue Airways Corp.*	6,440
BANKS—1.1%
55,188	SunTrust Banks Inc.	3,902
BEVERAGES—1.0%
48,888	Monster Beverage Corp.*	3,336
BIOTECHNOLOGY—4.6%
140,278	Exact Sciences Corp.*	6,973
16,503	Incyte Corp.*	1,490
79,643	Ionis Pharmaceuticals Inc.*	4,183
5,625	Sage Therapeutics Inc.*	1,068
11,400	Seattle Genetics Inc.*	596
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
18,038	Spark Therapeutics Inc.*	$ 1,011
13,037	Tesaro Inc.*	879
		16,200
CAPITAL MARKETS—2.9%
183,777	TD Ameritrade Holding Corp.	10,253
COMMERCIAL SERVICES & SUPPLIES—2.3%
55,629	Brink's Co.	4,640
63,969	Clean Harbors Inc.*	3,540
		8,180
COMMUNICATIONS EQUIPMENT—2.2%
28,110	Arista Networks Inc.*	7,753
CONTAINERS & PACKAGING—2.8%
89,773	International Paper Co.	5,643
32,517	Packaging Corp. of America	4,085
		9,728
ELECTRICAL EQUIPMENT—1.3%
22,887	Rockwell Automation Inc.	4,515
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
97,042	II-VI Inc.*	4,139
17,056	IPG Photonics Corp.*	4,297
41,687	Zebra Technologies Corp.*	5,134
		13,570
FOOD PRODUCTS—2.7%
281,813	Blue Buffalo Pet Products Inc.*	9,576
HEALTH CARE EQUIPMENT & SUPPLIES—9.7%
30,083	Align Technology Inc.*	7,882
73,383	DexCom Inc.*	4,271
48,413	Edwards Lifesciences Corp.*	6,128
164,182	Hologic Inc.*	7,011
119,097	Insulet Corp.*	9,114
		34,406
HEALTH CARE TECHNOLOGY—1.0%
56,799	Veeva Systems Inc.*	3,570
HOTELS, RESTAURANTS & LEISURE—12.2%
80,060	Dave & Buster's Entertainment Inc.*	3,763
121,166	Hilton Worldwide Holdings Inc.	10,378
30,399	Marriott Vacations Worldwide Corp.	4,631
350,840	Melco Resorts & Entertainment Ltd. ADR (HK)[1]	10,448
101,302	MGM Resorts International	3,692
167,005	Planet Fitness Inc.*	5,638
21,019	Vail Resorts Inc.	4,594
		43,144
HOUSEHOLD DURABLES—1.1%
13,117	Mohawk Industries Inc.*	3,687
INTERNET & DIRECT MARKETING RETAIL—2.2%
85,190	Wayfair Inc.*	7,838
INTERNET SOFTWARE & SERVICES—6.3%
30,190	CoStar Group Inc.*	10,449
116,356	GoDaddy Inc.*	6,426
122,426	Zillow Group Inc. Class C*	5,443
		22,318

6

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—1.4%
42,963	Global Payments Inc.	$ 4,802
MACHINERY—3.1%
48,367	IDEX Corp.	6,940
28,214	Middleby Corp.*	3,844
		10,784
MEDIA—1.0%
90,859	Liberty Media Corp.-Liberty Formula One*	3,424
MULTILINE RETAIL—2.9%
89,500	Dollar Tree Inc.*	10,293
OIL, GAS & CONSUMABLE FUELS—1.9%
99,318	Newfield Exploration Co.*	3,144
244,096	WPX Energy Inc.*	3,596
		6,740
PHARMACEUTICALS—1.0%
29,400	Eisai Co. Ltd. (JP)	1,673
66,200	Ono Pharmaceutical Co. Ltd. (JP)	1,636
		3,309
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
326,045	Williams Scotsman Corp. (CYM )*	4,027
ROAD & RAIL—2.5%
41,275	JB Hunt Transport Services Inc.	4,987
80,042	Knight-Swift Transportation Holdings Inc.	3,986
		8,973
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.7%
409,654	Advanced Micro Devices Inc.*	5,629
34,556	Cavium Inc.*	3,068
125,414	Microchip Technology Inc.	11,942
108,454	Micron Technology Inc.*	4,741
116,727	Teradyne Inc.	5,351
		30,731
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—12.1%
19,800	Fair Isaac Corp.*	$ 3,418
127,488	Guidewire Software Inc.*	10,129
91,871	ServiceNow Inc.*	13,677
109,741	Workday Inc.*	13,157
709,443	Zynga Inc.*	2,540
		42,921
TEXTILES, APPAREL & LUXURY GOODS—2.0%
71,061	Skechers U.S.A. Inc.*	2,927
177,226	Under Armour Inc. Class A*	2,456
132,071	Under Armour Inc. Class C*	1,697
		7,080
TRADING COMPANIES & DISTRIBUTORS—1.0%
66,959	AerCap Holdings NV (NET)*	3,623
TOTAL COMMON STOCKS
(Cost $269,037)		349,682

SHORT-TERM INVESTMENTS—2.2%
(Cost $7,718)
Principal Amount
REPURCHASE AGREEMENTS
$7,718	Repurchase Agreement with Bank of America dated January 31, 2018 due February 01, 2018 at 1.330% collateralized by U.S. Treasury Notes (market value $7,881)	7,718
TOTAL INVESTMENTS—101.2%
(Cost $277,036)		357,831
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(4,196)
TOTAL NET ASSETS—100.0%		$353,635

RIGHTS/WARRANTS OPEN AT JANUARY 31, 2018
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Williams Scotsman Corp.	326,045	$ 11.50	11/29/2022	$ 280	$430

7

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $7,718 and holdings in the Pharmaceuticals category valued at $3,309 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$430	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CYM	Cayman Islands
HK	Hong Kong
JP	Japan
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.7%)
COMMON STOCKS—95.3%
Shares		Value
AEROSPACE & DEFENSE—3.0%
197,302	KLX Inc.*	$ 13,941
200,520	Mercury Systems Inc.*	9,629
		23,570
BANKS—3.7%
269,680	Bank of NT Butterfield & Son Ltd. (BM)	10,839
260,867	Pacific Premier Bancorp Inc.*	10,630
108,980	Pinnacle Financial Partners Inc.	6,898
		28,367
BIOTECHNOLOGY—3.9%
269,360	Acceleron Pharma Inc.*	11,181
33,800	Avexis Inc.*	4,182
133,950	Clovis Oncology Inc.*	8,104
166,150	Prothena Corp. plc (IE)*	6,945
		30,412
CHEMICALS—4.8%
357,790	Axalta Coating Systems Ltd. (BM)*	11,271
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
231,360	H.B. Fuller Co.	$ 11,996
166,150	Trinseo SA (LUX)	13,699
		36,966
COMMUNICATIONS EQUIPMENT—0.9%
335,440	Ciena Corp.*	7,138
CONSTRUCTION MATERIALS—1.5%
366,291	Summit Materials Inc.*	11,703
CONSUMER FINANCE—1.9%
293,060	Santander Consumer USA Holdings Inc.	5,056
823,180	SLM Corp.*	9,417
		14,473
CONTAINERS & PACKAGING—2.3%
294,850	Berry Global Group Inc.*	17,452
DIVERSIFIED CONSUMER SERVICES—1.8%
89,210	Bright Horizons Family Solutions Inc.*	8,760
291,385	Chegg Inc.*	5,047
		13,807
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
210,514	Orbotech Ltd. (IL)*	11,212
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
99,750	Camden Property Trust	8,634
HEALTH CARE EQUIPMENT & SUPPLIES—7.8%
109,508	Cantel Medical Corp.	12,148
305,550	Integra LifeSciences Holdings Corp.*	16,090
187,791	Masimo Corp.*	17,697
176,850	Novocure Ltd. (JE)*	3,970
440,510	Wright Medical Group NV (NET)*	10,022
		59,927
HEALTH CARE TECHNOLOGY—1.4%
226,512	Omnicell Inc.*	11,111
HOTELS, RESTAURANTS & LEISURE—2.9%
430,692	Eldorado Resorts Inc.*	14,881
32,825	Vail Resorts Inc.	7,174
		22,055
HOUSEHOLD DURABLES—2.4%
261,492	Installed Building Products Inc.*	18,814
INTERNET SOFTWARE & SERVICES—1.8%
39,836	CoStar Group Inc.*	13,788
IT SERVICES—4.1%
163,900	Interxion Holding NV (NET)*	10,285
66,852	WEX Inc.*	10,349
242,295	WNS Holdings Ltd. ADR (JE)*,1	10,773
		31,407
LIFE SCIENCES TOOLS & SERVICES—1.4%
97,864	ICON plc (IE)*	10,718
MACHINERY—5.3%
179,990	Flowserve Corp.	8,157

9

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
175,900	John Bean Technologies Corp.	$ 20,009
693,540	Milacron Holdings Corp.*	13,156
		41,322
MEDIA—4.6%
412,441	Lions Gate Entertainment Corp. Class B (CAN)*	13,198
52,390	Madison Square Garden Co.*	11,308
144,434	Nexstar Media Group Inc.	10,847
		35,353
OIL, GAS & CONSUMABLE FUELS—2.6%
142,550	Resolute Energy Corp.*	4,835
388,330	RSP Permian Inc.*	15,409
		20,244
PHARMACEUTICALS—6.4%
262,121	Aclaris Therapeutics Inc.*	5,798
1,666,705	Cardiome Pharma Corp. (CAN)*	2,533
253,000	Medicines Co.*	8,382
288,532	Nektar Therapeutics*	24,124
227,354	Pacira Pharmaceuticals Inc.*	8,276
		49,113
ROAD & RAIL—2.0%
175,900	Ryder System Inc.	15,309
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
112,020	Cavium Inc.*	9,945
264,330	Integrated Device Technology Inc.*	7,903
197,030	Microsemi Corp.*	12,175
41,644	Monolithic Power Systems Inc.	4,961
256,290	Ultra Clean Holdings Inc.*	5,559
		40,543
SOFTWARE—11.4%
219,332	Bottomline Technologies de Inc.*	8,006
99,433	BroadSoft Inc.*	5,459
164,571	Commvault Systems Inc.*	8,780
205,167	Fortinet Inc.*	9,446
91,260	Nice Ltd. ADR (IL)[1]	8,314
143,179	Proofpoint Inc.*	14,607
135,314	Tableau Software Inc.*	10,393
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
43,460	Ultimate Software Group Inc.*	$ 10,121
331,670	Zendesk Inc.*	12,776
		87,902
SPECIALTY RETAIL—2.5%
430,710	American Eagle Outfitters Inc.	7,753
47,200	Lithia Motors Inc.	5,898
138,140	National Vision Holdings Inc.*	5,404
		19,055
THRIFTS & MORTGAGE FINANCE—1.2%
631,871	MGIC Investment Corp.*	9,364
TRADING COMPANIES & DISTRIBUTORS—6.0%
570,821	BMC Stock Holdings Inc.*	12,786
252,056	Rush Enterprises Inc.*	13,624
385,790	Univar Inc.*	11,520
47,045	Watsco Inc.	8,458
		46,388
TOTAL COMMON STOCKS
(Cost $552,701)		736,147

SHORT-TERM INVESTMENTS—6.3%
(Cost $48,731)
Principal Amount
REPURCHASE AGREEMENTS
$48,731	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $49,710)	48,731
TOTAL INVESTMENTS—101.6%
(Cost $601,432)		784,878
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6)%		(12,050)
TOTAL NET ASSETS—100.0%		$772,828

10

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $48,731 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2017 through January 31, 2018. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 01/31/2018 (000s)
Cardiome Pharma Corp. (CAN)*	$3,014	$–	$(64)	$(373)	$(44)	$–	$2,533

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
IE	Ireland
IL	Israel
JE	Jersey
LUX	Luxembourg
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.7%)
COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—1.3%
223,610	KeyW Holding Corp.*	$ 1,498
37,407	Maxar Technologies Ltd. (CAN)	2,358
		3,856
AIR FREIGHT & LOGISTICS—1.9%
54,046	Atlas Air Worldwide Holdings Inc.*	3,043
89,909	Echo Global Logistics Inc.*	2,625
		5,668
BANKS—2.3%
48,058	Chemical Financial Corp.	2,807
53,820	FB Financial Corp.*	2,275
79,235	Tristate Capital Holdings Inc.*	1,906
		6,988
BEVERAGES—0.8%
197,636	Primo Water Corp.*	2,563
BIOTECHNOLOGY—5.6%
41,278	BioSpecifics Technologies Corp.*	1,767
86,533	Exact Sciences Corp.*	4,302
21,175	Ligand Pharmaceuticals Inc.*	3,338
118,218	Sarepta Therapeutics Inc.*	7,748
		17,155
BUILDING PRODUCTS—1.1%
65,494	Caesarstone Ltd. (IL)*	1,389
110,201	NCI Building Systems Inc.*	2,033
		3,422
COMMERCIAL SERVICES & SUPPLIES—2.3%
292,612	Hudson Technologies Inc.*	1,838
292,570	InnerWorkings Inc.*	2,929
46,828	TETRA Tech Inc.	2,327
		7,094
COMMUNICATIONS EQUIPMENT—1.2%
316,161	Infinera Corp.*	2,046
120,655	Quantenna Communications Inc.*	1,660
		3,706
CONSTRUCTION & ENGINEERING—1.5%
37,906	Dycom Industries Inc.*	4,424
CONSUMER FINANCE—0.9%
42,805	Green Dot Corp.*	2,622
DIVERSIFIED CONSUMER SERVICES—2.4%
33,402	Adtalem Global Education Inc.*	1,537
326,173	Chegg Inc.*	5,649
		7,186
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
256,164	Iridium Communications Inc.*	3,253
ELECTRICAL EQUIPMENT—1.0%
92,297	Atkore International Group Inc.*	2,158
137,280	Power Solutions International Inc.*	961
		3,119
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
65,933	Methode Electronics Inc.	2,693
44,765	MTS Systems Corp.	2,321
		5,014

12

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.5%
75,315	Chefs' Warehouse Inc.*	$ 1,533
FOOD PRODUCTS—0.7%
109,972	Freshpet Inc.*	2,023
HEALTH CARE EQUIPMENT & SUPPLIES—7.0%
1,229,471	Cerus Corp.*	5,446
157,940	Cryolife Inc.*	2,977
6,419	ICU Medical Inc.*	1,470
222,166	Invacare Corp.	4,088
30,633	Nevro Corp.*	2,459
30,099	Nuvasive Inc.*	1,471
149,208	Wright Medical Group NV (NET)*	3,394
		21,305
HEALTH CARE PROVIDERS & SERVICES—0.7%
138,258	Surgery Partners Inc.*	2,150
HEALTH CARE TECHNOLOGY—5.0%
392,331	Evolent Health Inc.*	5,532
119,765	Teladoc Inc.*	4,479
181,412	Vocera Communications Inc.*	5,315
		15,326
HOTELS, RESTAURANTS & LEISURE—5.0%
15,825	Churchill Downs Inc.	4,099
35,210	Dave & Buster's Entertainment Inc.*	1,655
164,018	Habit Restaurants Inc.*	1,435
94,884	Planet Fitness Inc.*	3,203
267,169	Playa Hotels & Resorts NV (NET)*	2,768
38,778	Red Robin Gourmet Burgers Inc.*	2,041
		15,201
HOUSEHOLD DURABLES—1.1%
103,216	Century Communities Inc.*	3,262
INSURANCE—2.1%
51,952	Kinsale Capital Group Inc.	2,479
190,034	National General Holdings Corp.	3,805
		6,284
INTERNET & DIRECT MARKETING RETAIL—0.8%
59,667	NutriSystem Inc.	2,581
INTERNET SOFTWARE & SERVICES—5.1%
27,627	2U Inc.*	2,052
86,810	Carbonite Inc.*	2,188
41,583	Cloudera Inc.*	778
295,238	Gogo Inc.*	2,846
38,645	Hortonworks Inc.*	771
378,516	Quotient Technology Inc.*	4,466
96,490	Twilio Inc.*	2,532
		15,633
IT SERVICES—6.3%
67,909	Blackhawk Network Holdings Inc.*	3,086
152,568	Interxion Holding NV (NET)*	9,574
147,837	WNS Holdings Ltd. ADR (IND)*,1	6,573
		19,233
LIFE SCIENCES TOOLS & SERVICES—0.8%
119,653	Luminex Corp.	2,416
COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.7%
72,886	Actuant Corp.	$ 1,804
30,462	Barnes Group Inc.	2,004
49,388	CIRCOR International Inc.	2,619
126,536	Kornit Digital Ltd. (IL)*	1,892
128,243	NN Inc.	3,693
84,942	REV Group Inc.	2,485
106,831	Rexnord Corp.*	3,003
		17,500
MEDIA—1.3%
24,724	AMC Entertainment Holdings Inc.	317
104,647	World Wrestling Entertainment Inc.	3,699
		4,016
OIL, GAS & CONSUMABLE FUELS—2.2%
191,261	Callon Petroleum Co.*	2,171
111,016	SM Energy Co.	2,592
185,210	SRC Energy Inc.*	1,843
		6,606
PHARMACEUTICALS—3.1%
106,694	Medicines Co.*	3,535
122,377	Pacira Pharmaceuticals Inc.*	4,454
458,758	Teligent Inc.*	1,399
		9,388
PROFESSIONAL SERVICES—3.7%
95,924	Korn/Ferry International	4,274
29,914	On Assignment Inc.*	2,291
79,038	WageWorks Inc.*	4,786
		11,351
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
53,085	Marcus & Millichap Inc.*	1,733
ROAD & RAIL—1.6%
140,133	Daseke Inc.*	1,892
39,009	Saia Inc.*	2,947
		4,839
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
126,857	Inphi Corp.*	3,789
343,507	MaxLinear Inc.*	8,859
		12,648
SOFTWARE—4.6%
85,795	Callidus Software Inc.*	3,085
47,475	Imperva Inc.*	2,077
21,430	Proofpoint Inc.*	2,186
423,127	Synchronoss Technologies Inc.*	3,402
234,039	Vasco Data Security International Inc.*	3,370
		14,120
SPECIALTY RETAIL—2.5%
71,935	Camping World Holdings Inc.	3,219
31,200	National Vision Holdings Inc.*	1,221
115,898	Party City Holdco Inc.*	1,680
161,501	Tile Shop Holdings Inc.	1,510
		7,630
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
131,824	Electronics for Imaging Inc.*	3,855

13

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.6%
53,869	Canada Goose Holdings Inc. (CAN)*	$ 1,936
THRIFTS & MORTGAGE FINANCE—1.6%
6,615	LendingTree Inc.*	2,434
20,643	Meta Financial Group Inc.	2,415
		4,849
TRADING COMPANIES & DISTRIBUTORS—2.0%
55,362	Beacon Roofing Supply Inc.*	3,349
177,462	Foundation Building Materials Inc.*	2,632
		5,981
WATER UTILITIES—0.7%
132,641	Aquaventure Holdings Ltd. (VG)*	2,017
WIRELESS TELECOMMUNICATION SERVICES—0.5%
46,841	Shenandoah Telecommunications Co.	1,593
TOTAL COMMON STOCKS
(Cost $252,822)		293,079

SHORT-TERM INVESTMENTS—3.3%
(Cost $10,175)
Principal Amount		Value
REPURCHASE AGREEMENTS
$10,175	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal Home Loan Banks (market value $10,381)	$ 10,175
TOTAL INVESTMENTS—99.6%
(Cost $262,997)		303,254
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		1,130
TOTAL NET ASSETS—100.0%		$304,384

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $10,175 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CAN	Canada
IL	Israel
IND	India
NET	Netherlands
VG	Virgin Islands
The accompanying notes are an integral part of the Portfolios of Investments.
14

Harbor Large Cap Value Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.8%)
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—2.9%
118,000	General Dynamics Corp.	$ 26,253
BANKS—14.4%
2,600,000	Banco Bilbao Vizcaya SA ADR (SP)[1]	24,414
940,000	Bank of America Corp.	30,080
135,000	BOK Financial Corp.	13,053
125,000	Cullen/Frost Bankers Inc.	13,301
208,309	East West Bancorp Inc.	13,730
30,308	First Republic Bank	2,714
153,000	JPMorgan Chase & Co.	17,698
1,860,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	14,173
		129,163
BEVERAGES—1.9%
360,000	Coca-Cola Co.	17,132
BIOTECHNOLOGY—5.3%
207,810	AbbVie Inc.	23,321
128,000	Amgen Inc.	23,814
		47,135
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—2.3%
525,000	Johnson Controls International plc	$ 20,543
CAPITAL MARKETS—2.8%
150,000	Ameriprise Financial Inc.	25,305
CHEMICALS—4.9%
278,000	DowDuPont Inc.	21,011
195,000	PPG Industries Inc.	23,153
		44,164
CONSTRUCTION MATERIALS—2.6%
102,000	Martin Marietta Materials Inc.	23,273
CONSUMER FINANCE—2.4%
203,000	Capital One Financial Corp.	21,104
ENERGY EQUIPMENT & SERVICES—1.6%
270,000	Halliburton Co.	14,499
FOOD & STAPLES RETAILING—4.3%
616,000	Kroger Co.	18,702
260,000	Walgreens Boots Alliance Inc.	19,567
		38,269
FOOD PRODUCTS—3.4%
330,000	Archer Daniels Midland Co.	14,173
367,000	Mondelez International Inc.	16,295
		30,468
GAS UTILITIES—1.9%
300,000	National Fuel Gas Co.	16,725
HEALTH CARE EQUIPMENT & SUPPLIES—5.4%
255,000	Danaher Corp.	25,826
258,000	Medtronic plc (IE)	22,160
		47,986
HEALTH CARE PROVIDERS & SERVICES—1.5%
393,000	Acadia Healthcare Co. Inc.*	13,394
HOUSEHOLD DURABLES—2.7%
380,000	Lennar Corp. Class A	23,811
7,120	Lennar Corp. Class B	360
		24,171
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.3%
1,030,000	AES Corp.	11,907
INSURANCE—2.3%
129,000	Chubb Ltd. (SWS)	20,143
IT SERVICES—2.7%
285,000	PayPal Holdings Inc.*	24,316
MACHINERY—2.9%
290,000	Oshkosh Corp.	26,309
OIL, GAS & CONSUMABLE FUELS—5.8%
260,000	EQT Corp.	14,115
215,000	Phillips 66	22,016
84,000	Pioneer Natural Resources Co.	15,365
		51,496
PERSONAL PRODUCTS—2.3%
350,000	Unilever NV (UK)	20,122

15

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.2%
220,000	Novartis AG ADR (SWS)[1]	$ 19,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
280,000	Microchip Technology Inc.	26,662
SOFTWARE—10.1%
191,000	Adobe Systems Inc.*	38,154
135,000	ANSYS Inc.*	21,823
320,000	Microsoft Corp.	30,403
		90,380
SPECIALTY RETAIL—3.3%
147,000	Home Depot Inc.	29,532
TOTAL COMMON STOCKS
(Cost $642,565)		860,264

SHORT-TERM INVESTMENTS—4.2%
(Cost $37,460)
Principal Amount		Value
REPURCHASE AGREEMENTS
$37,460	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal Agricultural Mortgage Corp. (market value $38,212)	$ 37,460
TOTAL INVESTMENTS—100.4%
(Cost $680,025)		897,724
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(3,226)
TOTAL NET ASSETS—100.0%		$894,498

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $37,460 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
IE	Ireland
JP	Japan
SP	Spain
SWS	Switzerland
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
16

Harbor Mid Cap Value Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.5%)

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—3.2%
29,700	Huntington Ingalls Industries Inc.	$ 7,055
53,100	Moog Inc.*	4,782
161,102	Spirit AeroSystems Holdings Inc.	16,491
54,000	Textron Inc.	3,168
85,800	Triumph Group Inc.	2,501
		33,997
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	4,178
AIRLINES—2.8%
79,057	Alaska Air Group Inc.	5,197
153,800	American Airlines Group Inc.	8,355
315,600	JetBlue Airways Corp.*	6,583
139,300	United Continental Holdings Inc.*	9,447
		29,582
AUTO COMPONENTS—2.3%
118,200	American Axle & Manufacturing Holdings Inc.*	2,086
29,600	Cooper-Standard Holdings Inc.*	3,688
277,200	Goodyear Tire & Rubber Co.	9,652
46,300	Lear Corp.	8,943
		24,369
AUTOMOBILES—0.4%
91,600	Harley-Davidson Inc.	4,439
BANKS—7.3%
120,000	Banco Latinoamericano de Comercio Exterior SA (PA)	3,562
134,800	CIT Group Inc.	6,833
138,500	Citizens Financial Group Inc.	6,357
327,900	Fifth Third Bancorp	10,853
495,200	KeyCorp	10,597
905,300	Regions Financial Corp.	17,409
225,100	SunTrust Banks Inc.	15,915
113,400	Zions Bancorporation	6,127
		77,653
BIOTECHNOLOGY—0.3%
59,300	Eagle Pharmaceuticals Inc.*	3,544
BUILDING PRODUCTS—0.7%
76,600	Owens Corning Inc.	7,121
CAPITAL MARKETS—3.5%
111,000	Ameriprise Financial Inc.	18,726
144,135	Lazard Ltd. (BM)	8,442
121,300	Legg Mason Inc.	5,170
47,134	Piper Jaffray Cos.	4,350
		36,688
CHEMICALS—4.4%
90,300	A. Schulman Inc.	3,522
86,000	Cabot Corp.	5,817
72,800	Celanese Corp.	7,874

17

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
141,100	Eastman Chemical Co.	$ 13,994
289,700	Huntsman Corp.	10,015
70,400	Trinseo SA (LUX)	5,804
		47,026
COMMERCIAL SERVICES & SUPPLIES—0.4%
20,712	LSC Communications Inc.	283
228,100	Pitney Bowes Inc.	3,219
55,233	RR Donnelley & Sons Co.	451
		3,953
COMMUNICATIONS EQUIPMENT—0.9%
232,600	Juniper Networks Inc.	6,082
64,600	Plantronics Inc.	3,811
		9,893
CONSTRUCTION & ENGINEERING—0.1%
48,600	Tutor Perini Corp.*	1,203
CONSUMER FINANCE—1.7%
144,400	Discover Financial Services	11,523
225,200	Navient Corp.	3,209
56,500	Nelnet Inc.	2,944
		17,676
CONTAINERS & PACKAGING—1.2%
253,746	Owens-Illinois Inc.*	5,892
29,400	Packaging Corp. of America	3,694
51,800	WestRock Co.	3,451
		13,037
DIVERSIFIED FINANCIAL SERVICES—0.6%
120,200	Voya Financial Inc.	6,240
ELECTRIC UTILITIES—3.6%
82,400	Edison International	5,152
162,200	Entergy Corp.	12,764
467,700	FirstEnergy Corp.	15,387
141,129	PPL Corp.	4,498
		37,801
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
76,400	Avnet Inc.	3,247
235,500	Corning Inc.	7,352
380,500	Flex Ltd. (SGP)*	6,853
41,800	Tech Data Corp.*	4,191
196,236	TTM Technologies Inc.*	3,236
154,200	Vishay Intertechnology Inc.	3,385
		28,264
ENERGY EQUIPMENT & SERVICES—0.8%
85,400	Diamond Offshore Drilling Inc.*	1,510
629,600	McDermott International Inc. (PA)*	5,528
74,800	Oceaneering International Inc.	1,547
		8,585
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—9.3%
286,300	CBL & Associates Properties Inc.	1,592
572,400	DDR Corp.	4,648
507,836	Franklin Street Properties Corp.	5,150
211,000	Government Properties Income Trust	3,621
188,700	Hersha Hospitality Trust	3,500
229,600	Hospitality Properties Trust	6,523
COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
512,200	Host Hotels & Resorts Inc.	$ 10,633
733,500	Lexington Realty Trust	6,616
243,500	Mack-Cali Realty Corp.	4,887
445,700	Medical Properties Trust Inc.	5,830
209,300	OMEGA Healthcare Investors Inc.	5,660
122,425	Outfront Media Inc.	2,742
320,900	Piedmont Office Realty Trust Inc.	6,264
170,300	Sabra Health Care REIT Inc.	3,082
209,812	Select Income REIT	4,691
411,114	Senior Housing Properties Trust	7,125
334,600	Summit Hotel Properties Inc.	5,183
663,000	Vereit Inc.	4,774
244,700	Xenia Hotels & Resorts Inc.	5,432
		97,953
FOOD & STAPLES RETAILING—1.1%
62,200	Ingles Markets Inc.	2,090
276,900	Kroger Co.	8,407
73,814	Supervalu Inc.*	1,169
		11,666
FOOD PRODUCTS—2.4%
67,500	Archer Daniels Midland Co.	2,899
43,785	Bunge Ltd. (BM)	3,478
31,700	Ingredion Inc.	4,553
57,700	JM Smucker Co.	7,322
86,900	Tyson Foods Inc.	6,614
		24,866
HEALTH CARE PROVIDERS & SERVICES—3.9%
94,600	Cardinal Health Inc.	6,791
24,800	CIGNA Corp.	5,167
116,600	HCA Holdings Inc.	11,795
41,600	Laboratory Corp. of America Holdings*	7,259
61,286	LifePoint Health Inc.*	3,031
57,348	Magellan Health Inc.*	5,712
73,000	Owens & Minor Inc.	1,538
		41,293
HOTELS, RESTAURANTS & LEISURE—1.4%
171,600	Brinker International Inc.	6,236
73,100	Wyndham Worldwide Corp.	9,074
		15,310
HOUSEHOLD DURABLES—2.4%
101,478	Ethan Allen Interiors Inc.	2,522
65,200	Meritage Homes Corp.*	3,094
183,453	Pulte Group Inc.	5,839
133,500	Toll Brothers Inc.	6,218
40,100	Whirlpool Corp.	7,275
		24,948
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.3%
283,200	AES Corp.	3,274
INSURANCE—8.0%
65,100	Aflac Inc.	5,742
38,100	Allstate Corp.	3,763
47,574	American Financial Group Inc.	5,392
83,000	AmTrust Financial Services Inc.	1,114
40,100	Assurant Inc.	3,668
88,400	Assured Guaranty Ltd. (BM)	3,146
51,900	Axis Capital Holdings Ltd. (BM)	2,623

18

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
33,400	Everest Re Group Ltd. (BM)	$ 7,675
150,800	Hartford Financial Services Group Inc.	8,861
179,800	Lincoln National Corp.	14,888
186,500	Maiden Holdings Ltd. (BM)	1,315
60,800	Principal Financial Group Inc.	4,110
134,600	Universal Insurance Holdings Inc.	3,957
139,000	Unum Group	7,393
77,600	Validus Holdings Ltd. (BM)	5,254
156,600	XL Group Ltd. (BM)	5,769
		84,670
INTERNET SOFTWARE & SERVICES—0.0%
190,700	DHI Group Inc.*	343
IT SERVICES—0.7%
110,756	Convergys Corp.	2,577
228,100	Western Union Co.	4,742
		7,319
LEISURE PRODUCTS—0.2%
184,500	American Outdoor Brands Corp.*	2,201
MACHINERY—4.7%
42,500	AGCO Corp.	3,086
170,200	Briggs & Stratton Corp.	4,116
61,457	Cummins Inc.	11,554
161,900	Meritor Inc.*	4,417
67,100	Oshkosh Corp.	6,087
29,300	Snap-on Inc.	5,019
64,700	Timken Co.	3,400
111,200	Trinity Industries Inc.	3,833
327,400	Wabash National Corp.	8,457
		49,969
MEDIA—1.1%
76,200	AMC Networks Inc.*	3,931
268,641	Gannett Co. Inc.	3,170
98,500	TEGNA Inc.	1,426
108,800	Viacom Inc.	3,636
		12,163
METALS & MINING—0.6%
78,500	Reliance Steel & Aluminum Co.	6,876
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
624,000	Annaly Capital Management Inc.	6,577
29,955	Granite Point Mortgage Trust Inc.	517
171,000	Invesco Mortgage Capital Inc.	2,777
298,300	MFA Financial Inc.	2,136
191,300	PennyMac Mortgage Investment Trust	3,137
158,050	Two Harbors Investment Corp.	2,331
		17,475
MULTILINE RETAIL—1.4%
33,600	Dillard's Inc.	2,270
149,600	Kohl's Corp.	9,689
102,800	Macy's Inc.	2,668
		14,627
MULTI-UTILITIES—2.2%
340,300	Public Service Enterprise Group Inc.	17,652
136,840	SCANA Corp.	5,561
		23,213
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—4.6%
47,100	Andeavor Corp.	$ 5,094
162,300	Carrizo Oil & Gas Inc.*	3,264
89,800	Marathon Petroleum Corp.	6,221
91,600	Murphy Oil Corp.	2,940
86,200	Newfield Exploration Co.*	2,729
163,700	PBF Energy Inc.	5,292
66,300	Ship Finance International Ltd. (BM)	1,014
406,800	SRC Energy Inc.*	4,048
183,400	Valero Energy Corp.	17,601
		48,203
PAPER & FOREST PRODUCTS—0.5%
98,600	Domtar Corp.	5,064
PHARMACEUTICALS—1.1%
41,200	Jazz Pharmaceuticals plc (IE)*	6,004
110,150	Lannett Co. Inc.*	2,242
84,495	Mylan NV (NET)*	3,621
		11,867
PROFESSIONAL SERVICES—0.6%
47,700	ManpowerGroup Inc.	6,267
ROAD & RAIL—0.5%
62,800	Ryder System Inc.	5,465
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
475,000	Amkor Technology Inc.*	4,779
123,200	Applied Materials Inc.	6,607
84,900	Cirrus Logic Inc.*	4,208
74,800	Lam Research Corp.	14,326
409,900	On Semiconductor Corp.*	10,141
		40,061
SOFTWARE—0.3%
87,700	CA Inc.	3,144
SPECIALTY RETAIL—4.3%
92,800	Bed Bath & Beyond Inc.	2,142
89,000	Best Buy Co. Inc.	6,502
116,700	Dick's Sporting Goods Inc.	3,671
123,900	Finish Line Inc.	1,404
96,700	Foot Locker Inc.	4,753
89,100	GameStop Corp.	1,498
138,900	Gap Inc.	4,617
73,700	Group 1 Automotive Inc.	5,782
61,063	Murphy USA Inc.*	5,209
677,800	Office Depot Inc.	2,203
76,700	Penske Automotive Group Inc.	4,003
26,700	The Children's Place Retail Stores Inc.	3,999
		45,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.8%
242,314	HP Inc.	5,651
197,600	NCR Corp.*	7,412
112,600	NetApp Inc.	6,925
143,800	Seagate Technology plc (IE)	7,938
65,200	Western Digital Corp.	5,801
189,900	Xerox Corp.	6,481
		40,208
TEXTILES, APPAREL & LUXURY GOODS—0.3%
48,900	Michael Kors Holdings Ltd.*	3,227

19

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—0.7%
249,400	MGIC Investment Corp.*	$ 3,696
185,900	Radian Group Inc.	4,103
		7,799
TOBACCO—0.0%
451	Universal Corp.	22
TRADING COMPANIES & DISTRIBUTORS—0.3%
113,600	Aircastle Ltd. (BM)	2,683
TOTAL COMMON STOCKS
(Cost $858,657)		1,053,208

SHORT-TERM INVESTMENTS—0.2%
(Cost $1,902)
Principal Amount		Value
REPURCHASE AGREEMENTS
$1,902	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by U.S. Treasury Notes (market value $1,944)	$ 1,902
TOTAL INVESTMENTS—99.7%
(Cost $860,559)		1,055,110
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		2,871
TOTAL NET ASSETS—100.0%		$1,057,981

FAIR VALUE MEASUREMENTS
Repurcghase Agreements valued at $1,902 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
BM	Bermuda
IE	Ireland
LUX	Luxembourg
NET	Netherlands
PA	Panama
SGP	Singapore
The accompanying notes are an integral part of the Portfolios of Investments.
20

Harbor Small Cap Value Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—7.1%
673,628	Hexcel Corp.	$ 46,043
221,455	Moog Inc.*	19,944
168,826	Teledyne Technologies Inc.*	32,232
		98,219
BANKS—9.8%
785,500	Cadence Bancorp*	21,978
226,520	Enterprise Financial Services Corp.	11,020
261,504	Heartland Financial USA Inc.	13,899
515,269	Pacific Premier Bancorp Inc.*	20,997
423,250	Sterling Bancorp	10,476
609,373	Trustmark Corp.	19,372
569,081	United Bankshares Inc.	20,942
409,464	WesBanco Inc.	16,792
		135,476
CAPITAL MARKETS—4.9%
304,829	Eaton Vance Corp.	17,619
310,076	Raymond James Financial Inc.	29,888
304,634	Stifel Financial Corp.	20,569
		68,076
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—3.3%
334,086	Cabot Corp.	$ 22,598
263,767	Scotts Miracle-Gro Co.	23,810
		46,408
CONSUMER FINANCE—1.9%
361,898	Firstcash Inc.	26,455
ELECTRICAL EQUIPMENT—2.0%
391,898	EnerSys	27,554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—11.4%
254,424	Anixter International Inc.*	21,295
133,381	Coherent Inc.*	34,615
490,445	FLIR Systems Inc.	25,116
150,722	Littelfuse Inc.	32,758
335,584	OSI Systems Inc.*	22,175
835,925	Sanmina Corp.*	21,860
		157,819
ENERGY EQUIPMENT & SERVICES—2.9%
184,701	Core Laboratories NV	21,111
599,200	Oil States International Inc.*	19,175
		40,286
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
214,526	EastGroup Properties Inc.	18,623
1,009,584	Medical Properties Trust Inc.	13,205
		31,828
FOOD & STAPLES RETAILING—1.5%
429,175	United Natural Foods Inc.*	20,429
FOOD PRODUCTS—1.9%
1,396,825	Darling Ingredients Inc.*	25,897
GAS UTILITIES—3.0%
554,153	South Jersey Industries Inc.	16,314
300,316	WGL Holdings Inc.	25,293
		41,607
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
216,163	Cantel Medical Corp.	23,979
HEALTH CARE PROVIDERS & SERVICES—3.2%
531,958	MEDNAX Inc.*	28,093
175,324	Molina Healthcare Inc.*	16,017
		44,110
HOTELS, RESTAURANTS & LEISURE—2.1%
1,356,770	Bloomin' Brands Inc.	29,890
HOUSEHOLD DURABLES—1.9%
551,535	Meritage Homes Corp.*	26,170
INSURANCE—6.2%
616,426	American Equity Investment Life Holding Co.	20,342
363,570	Horace Mann Educators Corp.	15,015
171,436	Reinsurance Group of America Inc.	26,856
211,487	State Auto Financial Corp.	6,296
403,869	United Fire Group Inc.	17,524
		86,033
IT SERVICES—1.5%
411,105	ManTech International Corp.	21,406

21

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—13.1%
404,980	Albany International Corp.	$ 25,696
539,741	Altra Industrial Motion Corp.	28,282
592,822	Franklin Electric Co. Inc.	26,855
2,138,473	Mueller Water Products Inc.	24,870
166,177	Snap-on Inc.	28,468
521,819	Timken Co.	27,422
897,394	Welbilt Inc.*	20,012
		181,605
OIL, GAS & CONSUMABLE FUELS—2.3%
418,595	PDC Energy Inc.*	21,704
356,689	Whiting Petroleum Corp.*	9,959
		31,663
PHARMACEUTICALS—2.5%
745,472	Catalent Inc.*	34,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.3%
238,253	Advanced Energy Industries Inc.*	16,947
305,871	Cabot Microelectronics Corp.	31,165
1,264,754	Entegris Inc.	41,168
215,476	Monolithic Power Systems Inc.	25,668
		114,948
TEXTILES, APPAREL & LUXURY GOODS—1.6%
686,683	Wolverine World Wide Inc.	22,544
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.7%
330,548	GATX Corp.	$ 23,515
TOTAL COMMON STOCKS
(Cost $904,457)		1,360,611

SHORT-TERM INVESTMENTS—1.8%
(Cost $25,317)
Principal Amount
REPURCHASE AGREEMENTS
$25,317	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association and U.S. Treasury Notes (market value $25,828)	25,317
TOTAL INVESTMENTS—99.9%
(Cost $929,774)		1,385,928
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		1,064
TOTAL NET ASSETS—100.0%		$1,386,992

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $25,317 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.5%)
COMMON STOCKS—96.5%
Shares		Value
BANKS—14.3%
12,420	Bank of NT Butterfield & Son Ltd. (BM)	$ 499
5,800	Cathay General Bancorp	254
18,800	First Hawaiian Inc.	543
7,650	Hancock Holding Co.	411
11,000	Popular Inc. (PRI)	447
30,750	Sterling Bancorp	761
4,400	Texas Capital Bancshares Inc.*	417
5,650	Wintrust Financial Corp.	485
		3,817
BUILDING PRODUCTS—1.3%
11,950	Continental Building Products Inc.*	340
CAPITAL MARKETS—1.4%
9,580	Artisan Partners Asset Management Inc.	375
COMMERCIAL SERVICES & SUPPLIES—4.6%
9,580	Kar Auction Services Inc.	522
12,200	Ritchie Bros Auctioneers Inc. (CAN)	397
19,100	Steelcase Inc.	297
		1,216
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—1.2%
10,500	Silgan Holdings Inc.	$ 314
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
14,750	VeriFone Holdings Inc.*	261
ENERGY EQUIPMENT & SERVICES—3.9%
34,860	Forum Energy Technologies Inc.*	589
115,150	Weatherford International plc (IE)*	454
		1,043
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.4%
14,100	Corecivic Inc.	327
12,050	Education Realty Trust Inc.	398
26,100	Outfront Media Inc.	585
24,600	Physicians Realty Trust	401
		1,711
FOOD PRODUCTS—4.0%
5,700	Post Holdings Inc.*	431
13,484	TreeHouse Foods Inc.*	636
		1,067
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
3,900	Integer Holdings Corp.*	196
11,350	Natus Medical Inc.*	352
		548
HEALTH CARE PROVIDERS & SERVICES—7.5%
12,400	Acadia Healthcare Co. Inc.*	423
5,600	Amedisys Inc.*	300
35,400	Envision Healthcare Corp.*	1,274
		1,997
INSURANCE—6.8%
9,140	Argo Group International Holdings Ltd. (BM)	560
18,228	Aspen Insurance Holdings Ltd. (BM)	681
8,000	Assured Guaranty Ltd. (BM)	285
4,950	First American Financial Corp.	292
		1,818
INTERNET SOFTWARE & SERVICES—2.3%
20,300	Cars.com Inc.*	603
IT SERVICES—2.5%
43,300	Evertec Inc. (PRI)	678
LIFE SCIENCES TOOLS & SERVICES—2.9%
20,155	Syneos Health Inc.*	773
MACHINERY—3.2%
3,697	Altra Industrial Motion Corp.	194
4,230	EnPro Industries Inc.	372
6,280	Terex Corp.	295
		861
MARINE—0.8%
2,750	Kirby Corp.*	206
MEDIA—0.7%
8,490	Liberty Latin America Ltd. (BM)*	191
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
24,300	Redwood Trust Inc.	362

23

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—1.8%
8,909	Northwestern Corp.	$ 484
OIL, GAS & CONSUMABLE FUELS—5.5%
50,900	Oasis Petroleum Inc.*	441
14,270	Rsp Permian Inc.*	566
30,400	WPX Energy Inc.*	448
		1,455
PROFESSIONAL SERVICES—1.3%
21,350	Resources Connection Inc.	349
ROAD & RAIL—2.8%
5,570	Genesee & Wyoming Inc.*	445
6,300	Knight-Swift Transportation Holdings Inc.	313
		758
SPECIALTY RETAIL—12.0%
204,200	Ascena Retail Group Inc.*	441
26,700	Michaels Cos Inc.*	717
47,700	Party City Holdco Inc.*	692
25,250	Sally Beauty Holdings Inc.*	419
17,650	Signet Jewelers Ltd.	934
		3,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
28,450	Diebold Nixdorf Inc.	525
THRIFTS & MORTGAGE FINANCE—1.5%
11,130	Washington Federal Inc.	399
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.3%
7,190	Air Lease Corp.	$ 350
TOTAL COMMON STOCKS
(Cost $24,474)		25,704

SHORT-TERM INVESTMENTS—4.0%
(Cost $1,068)
Principal Amount
REPURCHASE AGREEMENTS
$1,068	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $1,093)	1,068
TOTAL INVESTMENTS—100.5%
(Cost $25,542)		26,772
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(124)
TOTAL NET ASSETS—100.0%		$26,648

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $1,068 are classified as Level 2. All other holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
BM	Bermuda
CAN	Canada
IE	Ireland
PRI	Puerto Rico
The accompanying notes are an integral part of the Portfolios of Investments.
24

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— January 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2018 the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Cap Value Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
25

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to
26

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations, which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument. During the period, Harbor Mid Cap Growth Fund purchased option contracts to manage its exposure to equity prices.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it
27

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, and Harbor Small Cap Growth Opportunities Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the statement of operations.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent
28

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities.
During the period, Harbor Capital Appreciation Fund engaged in securities lending. As of January 31, 2018, Harbor Capital Appreciation Fund had no securities out on loan.
29

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0118

Quarterly Schedule of
Portfolio Holdings
January 31, 2018
International & Global  Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Harbor International Fund	HAINX	HNINX	HRINX	HIINX
Harbor Diversified International All Cap Fund	HAIDX	HNIDX	HRIDX	HIIDX
Harbor International Growth Fund	HAIGX	HNGFX	HRIGX	HIIGX
Harbor International Small Cap Fund	HAISX	HNISX	HRISX	HIISX
Harbor Global Leaders Fund	HGGAX	HNGIX	HRGAX	HGGIX
Harbor Emerging Markets Equity Fund	HAEMX	HNEMX	HREMX	HIEEX

Harbor International Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 2.8%)
COMMON STOCKS—96.7%
Shares		Value
AEROSPACE & DEFENSE—1.8%
45,033,482	Rolls-Royce Holdings plc (UK)*	$ 558,801
AUTO COMPONENTS—2.0%
3,967,922	Cie Generale des Etablissements Michelin (FR)	634,765
BANKS—5.8%
51,917,255	Banco Bilbao Vizcaya Argentaria SA (SP)	487,220
12,464,057	Bancolombia SA ADR (COL)[1]	572,723
4,102,079	Bawag Group AG (AUT)*,2	238,881
43,858,453	Standard Chartered plc (UK)*	510,303
		1,809,127
BEVERAGES—8.2%
8,761,000	AmBev SA (BR)	60,398
8,799,909	AmBev SA ADR (BR)[1]	60,455
4,324,125	Anheuser-Busch InBev SA (BEL)	489,748
15,476,427	Diageo plc (UK)	557,033
6,495,121	Heineken NV (NET)	729,981
3,820,426	Pernod Ricard SA (FR)	608,437
2,159,700	Sapporo Holdings Ltd. (JP)	65,106
		2,571,158
BIOTECHNOLOGY—1.9%
12,597,598	Shire plc (UK)	588,588
CAPITAL MARKETS—2.6%
2,571,053	Deutsche Boerse AG (GER)	330,422
23,826,376	UBS Group AG (SWS)*	483,661
		814,083
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.4%
6,322,248	Bayer AG (GER)	$ 828,450
2,209,151	Linde AG (GER)*	542,461
		1,370,911
CONSTRUCTION MATERIALS—2.6%
85,152,553	Cementos Argos SA (COL)	339,050
24,495,290	Grupo Argos SA (COL)	178,148
5,143,736	LafargeHolcim Ltd. (SWS)*	314,720
		831,918
DIVERSIFIED FINANCIAL SERVICES—2.2%
14,847,660	Grupo Aval Acciones y Valores SA ADR (COL)[1]	135,114
20,169,521	Grupo de Inversiones Suramericana SA (COL)	285,131
5,295,979	Investor AB (SW)	258,980
		679,225
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
116,669,879	Telecom Italia RSP (IT)	89,204
388,141,920	Telecom Italia SpA (IT)*	349,278
		438,482
ELECTRICAL EQUIPMENT—1.8%
6,129,418	Schneider Electric SE (FR)	574,310
ENERGY EQUIPMENT & SERVICES—4.3%
18,355,020	Schlumberger Ltd. (US)	1,350,562
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
156,678,792	Fibra Uno Administracion SA de CV (MEX)	246,739
269,284	Land Securities Group plc (UK)	3,834
929,437	Unibail-Rodamco SE (FR)	238,294
		488,867
FOOD PRODUCTS—1.4%
5,099,818	Nestlé SA (SWS)	440,532
HEALTH CARE EQUIPMENT & SUPPLIES—5.7%
59,357,898	ConvaTec Group plc (UK)[2]	170,366
4,116,833	Essilor International SA (FR)	584,445
9,409,750	Hoya Corp. (JP)	483,313
14,126,498	Olympus Corp. (JP)	544,209
		1,782,333
HEALTH CARE PROVIDERS & SERVICES—1.4%
5,079,089	Fresenius SE & Co. KGaA (GER)	444,555
HOTELS, RESTAURANTS & LEISURE—8.7%
23,964,336	Las Vegas Sands Corp. (US)	1,857,715
5,271,970	Wynn Resorts Ltd. (US)	872,986
		2,730,701
HOUSEHOLD PRODUCTS—2.3%
7,434,445	Reckitt Benckiser Group plc (UK)	717,945
INSURANCE—5.3%
2,117,175	Allianz SE (GER)	535,489
15,477,494	AXA SA (FR)	509,015
13,004,991	Tokio Marine Holdings Inc. (JP)	614,900
		1,659,404
INTERNET SOFTWARE & SERVICES—3.6%
5,568,704	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,137,631

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—6.8%
14,368,171	Atlas Copco AB Class A (SW)	$ 673,835
3,476,392	Fanuc Corp. (JP)	943,557
502,916	SMC Corp. (JP)	247,854
8,332,593	Weir Group plc (UK)	261,241
		2,126,487
MEDIA—6.8%
5,697,577	Dentsu Inc. (JP)	255,647
10,271,955	Grupo Televisa SAB ADR (MEX)[1]	212,629
4,547,522	JCDecaux SA (FR)	196,737
5,028,211	Liberty Global plc Class A (UK)*	187,954
4,598,719	Liberty Global plc Class C (UK)*	164,450
587,755	Liberty Latin America Ltd. Class A (BM)*	13,195
695,214	Liberty Latin America Ltd. Class C (BM)*	15,760
37,280,010	Vivendi SA (FR)	1,092,287
		2,138,660
METALS & MINING—0.2%
5,335,088	Barrick Gold Corp. (CAN)	76,719
OIL, GAS & CONSUMABLE FUELS—0.8%
10,564,141	Statoil ASA (NOR)	247,532
PERSONAL PRODUCTS—1.6%
2,226,432	L'Oreal SA (FR)	505,966
PHARMACEUTICALS—4.9%
6,601,891	Novartis AG (SWS)	595,867
9,587,993	Novo Nordisk AS (DEN)	532,118
20,769,297	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	423,901
		1,551,886
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
3,290,352	ASML Holding NV (NET)	667,081
SOFTWARE—1.5%
4,138,979	SAP SE (GER)	468,286
TEXTILES, APPAREL & LUXURY GOODS—1.5%
4,854,272	Cie Financiere Richemont SA (SWS)	465,602
TOBACCO—1.6%
3,130,681	British American Tobacco plc (UK)	213,972
8,688,110	Japan Tobacco Inc. (JP)	287,922
		501,894
TOTAL COMMON STOCKS
(Cost $19,334,003)		30,374,011

PREFERRED STOCKS—0.5%
Shares		Value
CONSTRUCTION MATERIALS—0.3%
12,490,019	Grupo Argos SA (COL)	$ 79,746
DIVERSIFIED FINANCIAL SERVICES—0.2%
4,581,621	Grupo de Inversiones Suramericana SA (COL)	61,734
TOTAL PREFERRED STOCKS
(Cost $132,766)		141,480

SHORT-TERM INVESTMENTS—2.9%
Principal Amount
COMMERCIAL PAPER—1.9%
	GE Capital Treasury
$200,000	1.400%—02/05/2018	200,000
	General Electric Co.
300,000	1.400%—02/01/2018	300,000
	Toyota Motor Credit
100,000	1.462%—02/21/2018	100,000
		600,000
REPURCHASE AGREEMENTS—1.0%
306,042	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by U.S. Treasury Notes (market value $312,165)	306,042
TOTAL SHORT-TERM INVESTMENTS
(Cost $906,042)		906,042
TOTAL INVESTMENTS—100.1%
(Cost $20,372,811)		31,421,533
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(21,774)
TOTAL NET ASSETS—100.0%		$31,399,759

RIGHTS/WARRANTS OPEN AT JANUARY 31, 2018
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Genting Bhd	30,633,782	MYR$ 7.96	12/18/2018	$ 14,434	$12,811
2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$1,822,816	$17,298,783	$—	$19,121,599
Latin America	2,090,389	—	—	2,090,389
Middle East/Central Asia	423,901	—	—	423,901
North America	4,157,982	—	—	4,157,982
Pacific Basin	1,137,631	3,442,509	—	4,580,140
Preferred Stocks
Latin America	141,480	—	—	141,480
Short-Term Investments
Commercial Paper	—	600,000	—	600,000
Repurchase Agreements	—	306,042	—	306,042
Total Investments in Securities	$9,774,199	$21,647,334	$—	$31,421,533
Financial Derivative Instruments - Assets
Rights/Warrants	$ 12,811	$ —	$—	$ 12,811
Total Investments	$9,787,010	$21,647,334	$—	$31,434,344
Of the Level 2 investments presented above, certain Common Stocks valued at $841,740,000 were categorized in Level 1 at October 31, 2017. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period November 1, 2017 through January 31, 2018.
Valuation Description	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2018 (000s)
Preferred Stocks	$3,192	$—	$(3,185)	$—	$—	$(7)	$—	$—	$—

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$12,811	$—
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period ended January 31, 2018. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 01/31/2018 (000s)
Wynn Resorts Ltd. (US)	$1,033,005	$–	$(321,820)	$182,966	$(21,165)	$3,463	$ 872,986
Cementos Argos SA (COL)	310,709	–	–	–	28,342	2,202	339,051
	$1,343,714	$–	$(321,820)	$182,966	$ 7,177	$5,665	$1,212,037
3

Harbor International Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $409,247,000 or 1% of net assets.
MYR$	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Diversified International All Cap Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash of 6.5%)
COMMON STOCKS—92.3%
Shares		Value
AEROSPACE & DEFENSE—1.4%
20,690	Airbus SE (FR)	$ 2,379
198,823	BAE Systems plc (UK)	1,678
COMMON STOCKS—Continued
Shares		Value
AEROSPACE & DEFENSE—Continued
77,564	Embraer SA (BR)*	$ 487
127,710	Rolls-Royce Holdings plc (UK)*	1,585
7,701	Thales SA (FR)	863
12,977	Zodiac Aerospace (FR)*	403
		7,395
AIR FREIGHT & LOGISTICS—0.3%
11,358	Oesterreichische Post AG (AUT)	541
38,200	Yamato Holdings Co. Ltd. (JP)	986
		1,527
AIRLINES—0.2%
39,571	EasyJet plc (UK)	932
4,300	Japan Airlines Co. Ltd. (JP)	163
		1,095
AUTO COMPONENTS—0.6%
57,221	Gestamp Automocion SA (SP)*,1	438
18,562	Magna International Inc. (CAN)	1,060
1,029,865	Nemak SAB de CV (MEX)[1]	862
7,609	Nokian Renkaat OYJ (FIN)	384
8,400	Sumitomo Electric Industries Ltd. (JP)	144
1,800	Toyota Industries Corp. (JP)	118
		3,006
AUTOMOBILES—1.4%
17,083	Bayerische Motoren Werke AG (GER)	1,951
9,721	Hyundai Motor Co. (S. KOR)	1,476
11,500	Nissan Motor Co. Ltd. (JP)	123
302,424	Piaggio & C. SpA (IT)	914
8,000	Subaru Corp. (JP)	267
36,400	Toyota Motor Corp. (JP)	2,508
		7,239
BANKS—9.5%
175,271	Alpha Bank AE (GRC)*	426
196,669	Axis Bank Ltd. (IND)	1,833
16,799	Banco Santander SA (SP)	125
28,740	Bancolombia SA ADR (COL)[2]	1,321
278,300	Bangkok Bank PCL (THA)	1,837
194,608	Bank of Ireland Group plc (IE)*	1,900
227,292	Bankia SA (SP)	1,150
592,933	Barclays plc (UK)	1,686
12,578	BGEO Group plc (UK)	654
29,865	BNP Paribas SA (FR)	2,467
8,564	Danske Bank AS (DEN)	348
23,817	DBS Group Holdings Ltd. (SGP)	478
36,424	DNB ASA (NOR)	740
254,900	Equity Group Holdings Ltd. (KEN)	107
29,000	Fukuoka Financial Group Inc. (JP)	169
24,620	Hana Financial Group Inc. (S. KOR)	1,200
273,642	HSBC Holdings plc (HK)	2,923
109,810	Intesa Sanpaolo SpA (IT)	431
87,600	Kasikornbank PCL (THA)	643
20,399	Komercni Banka AS (CZ)	937
1,720,595	Lloyds Banking Group plc (UK)	1,700
41,800	Mitsubishi UFJ Financial Group Inc. (JP)	316
691,900	Mizuho Financial Group Inc. (JP)	1,312
60,811	Nordea Bank AB (SW)	751
389,300	Resona Holdings Inc. (JP)	2,358
15,827	Royal Bank of Canada (CAN)	1,355
26,694	Sberbank of Russia PJSC ADR (RUS)[2]	540
76,166	Shinhan Financial Group Co. Ltd. (S. KOR)	3,781

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
81,930	Standard Bank Group Ltd. (S. AFR)	$ 1,387
157,969	Standard Chartered plc (UK)*	1,838
64,100	Sumitomo Mitsui Financial Group Inc. (JP)	2,887
7,600	Sumitomo Mitsui Trust Holdings Inc. (JP)	316
152,666	Svenska Handelsbanken AB (SW)	2,222
22,864	Toronto-Dominion Bank (CAN)	1,391
709,130	Turkiye Garanti Bankasi AS (TUR)	2,313
113,708	Unicredit SpA (IT)*	2,507
54,515	United Overseas Bank Ltd. (SGP)	1,138
		49,487
BEVERAGES—3.7%
21,224	Anheuser-Busch InBev SA (BEL)	2,404
10,661	Carlsberg AS (DEN)	1,370
510,666	China Resources Beer Holdings Co. Ltd. (CHN)*	1,928
113,377	Cia Cervecerias Unidas SA (CL)	1,624
191,524	Coca-Cola Amatil Ltd. (AUS)	1,293
53,422	Davide Campari-Milano SpA (IT)	426
71,689	Diageo plc (UK)	2,580
143,934	East African Breweries Ltd. (KEN)	356
26,263	Heineken NV (NET)	2,952
26,880	Hite Jinro Co. Ltd. (S. KOR)	579
112,100	Kirin Holdings Co. Ltd. (JP)	2,808
4,600	Suntory Beverage & Food Ltd. (JP)	221
180,000	Tsingtao Brewery Co. Ltd. (CHN)	1,002
		19,543
BUILDING PRODUCTS—1.5%
151,607	Assa Abloy AB Class B (SW)	3,361
7,035	Geberit AG (SWS)	3,332
1,313	Gwa Group Ltd. (AUS)	3
47,800	LIXIL Group Corp. (JP)	1,347
		8,043
CAPITAL MARKETS—2.7%
173,421	3i Group plc (UK)	2,293
62,274	Banco Btg Pactual SA (BR)*	414
91,344	Brookfield Asset Management Inc. (CAN)	3,823
11,584	Close Brothers Group plc (UK)	259
98,534	IG Group Holdings plc (UK)	1,082
85,837	Jupiter Fund Management plc (UK)	721
152,075	Nex Group plc (UK)	1,280
198,000	Nomura Holdings Inc. (JP)	1,293
51,131	St. James's Place plc (UK)	863
91,957	UBS Group AG (SWS)*	1,867
		13,895
CHEMICALS—2.7%
23,105	Akzo Nobel NV (NET)	2,163
24,414	BASF SE (GER)	2,863
137,855	DuluxGroup Ltd. (AUS)	810
36,362	Enaex SA (CL)	585
9,700	Nissan Chemical Industries Ltd. (JP)*	397
91,295	Orica Ltd. (AUS)	1,408
84,599	PhosAgro PJSC GDR (RUS)[3]	1,341
53,000	Sumitomo Chemical Co. Ltd. (JP)	390
9,725	Symrise AG (GER)	815
109,348	Tikkurila OYJ (FIN)	2,196
115,800	Toray Industries Inc. (JP)	1,155
		14,123
COMMERCIAL SERVICES & SUPPLIES—2.1%
1,700	AEON Delight Co. Ltd. (JP)	62
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
1,349,394	Cleanaway Waste Management Ltd. (AUS)	$ 1,567
33,697	Edenred (FR)	1,088
22,878	Elis SA (FR)	639
446,523	G4S plc (UK)	1,802
179,335	HomeServe plc (UK)	1,995
8,205	ISS AS (DEN)	320
52,025	Ritchie Bros Auctioneers Inc. (CAN)	1,692
8,415	S-1 Corp. (S. KOR)	783
6,300	Secom Co. Ltd. (JP)	483
636,327	Serco Group plc (UK)*	802
		11,233
COMMUNICATIONS EQUIPMENT—0.1%
70,156	Telefonaktiebolaget LM Ericsson (SW)	451
CONSTRUCTION & ENGINEERING—0.8%
27,786	Boskalis Westminster NV (NET)	1,109
21,900	Maeda Corp. (JP)	301
140,900	Obayashi Corp. (JP)	1,701
77,200	Shimizu Corp. (JP)	794
2,300	SHO-BOND Holdings Co. Ltd. (JP)	185
		4,090
CONSTRUCTION MATERIALS—0.4%
6,239	CRH plc (IE)	232
1,913	Imerys SA (FR)	205
4,468	Vicat SA (FR)	368
38,753	Wienerberger AG (AUT)	1,057
		1,862
CONSUMER FINANCE—0.4%
11,300	AEON Financial Service Co. Ltd. (JP)	283
158,801	International Personal Finance plc (UK)	447
169,085	Non-Standard Finance plc (UK)[1]	180
46,933	Provident Financial plc (UK)	449
24,285	Shriram Transport Finance Co. Ltd. (IND)	524
		1,883
CONTAINERS & PACKAGING—0.2%
24,683	Amcor Ltd. (AUS)	289
53,503	Orora Ltd. (AUS)	140
36,100	Toyo Seikan Group Holdings Ltd. (JP)	585
		1,014
DISTRIBUTORS—0.1%
26,405	Inchcape plc (UK)	272
DIVERSIFIED FINANCIAL SERVICES—0.1%
758,000	First Pacific Co. Ltd. (HK)	541
DIVERSIFIED TELECOMMUNICATION SERVICES—2.1%
25,544	BCE Inc. (CAN)	1,195
100,712	Deutsche Telekom AG (GER)	1,766
397,419	Koninklijke KPN NV (NET)	1,393
77,893	KT Corp. ADR (S. KOR)[2]	1,164
76,900	Nippon Telegraph & Telephone Corp. (JP)	3,682
238,090	Spark New Zealand Ltd. (NZ)	630
311,856	Telkom SA SOC Ltd. (S. AFR)	1,356
		11,186
ELECTRIC UTILITIES—0.2%
88,300	Tohoku Electric Power Co. Inc. (JP)	1,143

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—1.5%
40,875	Legrand SA (FR)	$ 3,401
1,381,850	TECO Electric and Machinery Co. Ltd. (TW)	1,330
9,500	Ushio Inc. (JP)	146
43,426	Vestas Wind Systems AS (DEN)	2,962
		7,839
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
12,400	Azbil Corp. (JP)	578
308,000	Chroma ATE Inc. (TW)	1,751
271,735	Delta Electronics Inc. (TW)	1,370
370,000	Hitachi Ltd. (JP)	2,952
23,200	Kyocera Corp. (JP)	1,549
5,200	Nippon Signal Co. Ltd. (JP)	55
5,700	Omron Corp. (JP)	357
31,355	Spectris plc (UK)	1,162
3,300	TDK Corp. (JP)	305
		10,079
ENERGY EQUIPMENT & SERVICES—0.4%
39,592	John Wood Group plc (UK)	365
6,676	Petrofac Ltd. (UK)	51
262,979	Saipem SpA (IT)*	1,234
6,187	Technipfmc plc (FR)	200
18,732	Vallourec SA (FR)*	128
		1,978
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
162,666	Grivalia Properties REIC AE (GRC)	1,879
FOOD & STAPLES RETAILING—2.0%
34,732	Alimentation Couche-Tard Inc. (CAN)	1,817
80,691	Almacenes Exito SA (COL)	508
32,000	Dairy Farm International Holdings Ltd. (HK)	272
62,189	Koninklijke Ahold Delhaize NV (NET)	1,389
41,568	Loblaw Cos. Ltd. (CAN)	2,252
3,692	Magnit PJSC GDR (RUS)*,3	83
6,400	Matsumotokiyoshi Holdings Co. Ltd. (JP)	263
215,507	Metcash Ltd. (AUS)*	556
118,895	O'Key Group SA GDR (RUS)*,3	304
51,900	Seven & I Holdings Co. Ltd. (JP)	2,141
232,892	Tesco plc (UK)	693
		10,278
FOOD PRODUCTS—1.9%
453,000	China Mengniu Dairy Co. Ltd. (CHN)	1,477
11,000	Delfi Ltd. (SGP)	14
104,905	Devro plc (UK)	336
158,033	Grupo Lala SAB de CV (MEX)	253
111,979	Industrias Bachoco SAB de CV (MEX)	577
4,531	Lotte Confectionery Co. Ltd. (S. KOR)	296
8,000	NH Foods Ltd. (JP)	193
87,500	Nippon Suisan Kaisha Ltd. (JP)	467
24,842	PGG Wrightson Ltd. (NZ)	10
846,255	Tingyi Cayman Islands Holding Corp. (CHN)	1,760
12,800	Toyo Suisan Kaisha Ltd. (JP)	521
100,700	Ulker Biskuvi Sanayi AS (TUR)	636
18,613	Viscofan SA (SP)	1,302
2,558,000	Want Want China Holdings Ltd. (CHN)	2,254
		10,096
GAS UTILITIES—0.0%
9,600	Tokyo Gas Co. Ltd. (JP)	229
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
37,533	Coloplast AS (DEN)	$ 3,337
536,130	ConvaTec Group plc (UK)*,1	1,539
68,002	GN Store Nord AS (DEN)	2,293
277,422	Sigma Healthcare Ltd. (AUS)	200
15,889	Smith & Nephew plc (UK)	286
5,587	Sonova Holding AG (SWS)	900
225,300	Top Glove Corp. Bhd (MAL)	535
66,230	William Demant Holding AS (DEN)*	2,094
		11,184
HEALTH CARE PROVIDERS & SERVICES—1.0%
54,400	Alfresa Holdings Corp. (JP)	1,324
35,889	Fresenius Medical Care AG & Co. KGaA (GER)	4,137
		5,461
HOTELS, RESTAURANTS & LEISURE—3.7%
931,000	Ajisen China Holdings Ltd. (CHN)	450
22,022	Carnival plc (UK)	1,554
160,602	Compass Group plc (UK)	3,382
382,700	GL Ltd. (SGP)	248
70,397	GVC Holdings plc (UK)*	926
352,212	Hongkong & Shanghai Hotels Ltd. (HK)	541
467,631	Merlin Entertainments plc (UK)[1]	2,181
18,761	Paddy Power Betfair plc (UK)	2,176
231,968	SSP Group plc (UK)	2,007
926,962	Thomas Cook Group plc (UK)	1,660
221,916	Tsogo Sun Holdings Ltd. (S. AFR)	482
101,390	TUI AG (UK)	2,291
30,810	Yum China Holdings Inc. (US)	1,429
		19,327
HOUSEHOLD DURABLES—0.9%
34,721	Barratt Developments plc (UK)	288
16,200	Casio Computer Co. Ltd. (JP)	247
97,280	GUD Holdings Ltd. (AUS)	961
52,832	McCarthy & Stone plc (UK)[1]	110
352,900	MRV Engenharia e Participacoes SA (BR)	1,679
62,300	Nikon Corp. (JP)	1,215
12,700	Sekisui Chemical Co. Ltd. (JP)	243
		4,743
HOUSEHOLD PRODUCTS—0.7%
35,920	Reckitt Benckiser Group plc (UK)	3,469
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
1,763,800	Lopez Holdings Corp. (PHIL)	189
INDUSTRIAL CONGLOMERATES—2.5%
246,500	CK Hutchison Holdings Ltd. (HK)	3,325
16,471	DCC plc (UK)	1,731
46,300	Jardine Matheson Holdings Ltd. (HK)	2,939
43,699	Koninklijke Philips NV (NET)	1,781
14,119	LG Corp. (S. KOR)	1,177
570,757	Quinenco SA (CL)	1,862
		12,815
INSURANCE—5.3%
49,711	Admiral Group plc (UK)	1,305
41,066	AXA SA (FR)	1,351
139,300	Dai-ichi Life Holdings Inc. (JP)	2,937
9,491	Fairfax Financial Holdings Ltd. (CAN)	4,992
71,800	Great Eastern Holdings Ltd. (SGP)	1,649
2,046	Hannover Rueck SE (GER)	280

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
400	Helvetia Holding AG (SWS)	$ 238
134,100	Japan Post Holdings Co. Ltd. (JP)	1,603
56,000	MS&AD Insurance Group Holdings Inc. (JP)	1,913
219,405	Old Mutual plc (S. AFR)	732
149,571	Porto Seguro SA (BR)*	2,074
110,869	QBE Insurance Group Ltd. (AUS)	961
68,662	Sampo OYJ (FIN)	3,989
7,704	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	2,084
26,400	Sompo Holdings Inc. (JP)	1,060
8,100	Tokio Marine Holdings Inc. (JP)	383
		27,551
INTERNET & DIRECT MARKETING RETAIL—0.4%
103,740	B2W Cia Digital (BR)*	693
2,619	CJ O Shopping Co. Ltd. (S. KOR)	552
2,774	GS Home Shopping Inc. (S. KOR)*	577
564	Zooplus AG (GER)*	116
		1,938
INTERNET SOFTWARE & SERVICES—2.7%
51,070	Auto Trader Group plc (UK)[1]	261
13,156	Baidu Inc. ADR (CHN)*,2	3,249
84,338	Carsales.Com Ltd. (AUS)	1,019
146,428	Domain Holdings Australia Ltd. (AUS)*	373
85,423	Just Eat plc (UK)*	987
116,320	Moneysupermarket.com Group plc (UK)	559
184,520	Pchome Online Inc. (TW)	1,028
54,341	Rightmove plc (UK)	3,406
79,327	Yandex NV (RUS)*	3,072
		13,954
IT SERVICES—0.7%
14,889	Genpact Ltd. (US)	505
168,800	NTT Data Corp. (JP)	1,993
3,100	OBIC Co. Ltd. (JP)	242
6,800	SCSK Corp. (JP)	313
140,055	Wipro Ltd. (IND)	671
		3,724
LEISURE PRODUCTS—0.5%
19,744	Amer Sports OYJ (FIN)	557
51,900	Bandai Namco Holdings Inc. (JP)	1,699
489,000	Goodbaby International Holdings Ltd. (HK)	301
6,348	Spin Master Corp. (CAN)*,1	274
		2,831
LIFE SCIENCES TOOLS & SERVICES—0.4%
2,955	Eurofins Scientific SE (FR)	1,924
2,707	Gerresheimer AG (GER)	236
		2,160
MACHINERY—2.4%
6,221	Andritz AG (AUT)	373
219,558	CNH Industrial NV (IT)	3,247
3,700	Daifuku Co. Ltd. (JP)	249
5,324	GEA Group AG (GER)	265
1,400	Hoshizaki Corp. (JP)	133
16,136	Hyundai Elevator Co. Ltd. (S. KOR)*	910
5,742	IMI plc (UK)	108
16,200	Kubota Corp. (JP)	331
16,900	Mitsubishi Heavy Industries Ltd. (JP)	638
34,866	Rotork plc (UK)	146
98,214	Sandvik AB (SW)	1,934
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
18,815	Stabilus SA (GER)*	$ 1,824
11,026	Wartsila OYJ Abp (FIN)	753
863,000	Yungtay Engineering Co. Ltd. (TW)	1,624
		12,535
MARINE—0.3%
7,549,145	Cia Sud Americana de Vapores SA (CL)*	393
254,068	Grindrod Ltd. (S. AFR)*	281
93,417	Irish Continental Group plc (IE)	663
		1,337
MEDIA—3.2%
18,126	Axel Springer SE (GER)	1,593
863,200	Bec World PCL (THA)	322
18,319	CTS Eventim AG & Co. KGaA (GER)	916
64,970	Daily Mail & General Trust plc (UK)	589
991,616	Fairfax Media Ltd. (AUS)	569
73,300	Fuji Media Holdings Inc. (JP)	1,204
55,674	Grupo Televisa SAB ADR (MEX)[2]	1,153
102,674	Informa plc (UK)	1,015
674,206	ITV plc (UK)	1,599
13,675	JCDecaux SA (FR)	592
8,588,921	Media Nusantara Citra TBK PT (IDR)	977
50,890	Mediaset Espana Comunicacion SA (SP)	576
17,754	Modern Times Group Mortgage AB Class B (SW)	814
58,720	Nippon Television Holdings Inc. (JP)	1,034
14,738	Schibsted ASA Class A (NOR)	474
14,738	Schibsted ASA Class B (NOR)	445
27,089	Sky Network Television Ltd. (NZ)	58
33,984	Sky plc (UK)	511
210,000	Television Broadcasts Ltd. (HK)	749
82,124	WPP plc (UK)	1,487
		16,677
METALS & MINING—3.5%
64,860	Acerinox SA (SP)	954
649,060	Alumina Ltd. (AUS)	1,255
24,582	Anglo American Platinum Ltd. (S. AFR)*	739
56,790	Anglo American plc (S. AFR)	1,384
75,787	Antofagasta plc (UK)	1,003
31,007	ArcelorMittal SA (FR)	1,123
91,023	Barrick Gold Corp. (CAN)	1,309
25,653	BHP Billiton Ltd. (AUS)	627
48,599	BHP Billiton plc (UK)	1,082
131,473	BlueScope Steel Ltd. (AUS)	1,527
46,314	Cia de Minas Buenaventura SAA ADR (PER)[2]	715
12,585	Franco-Nevada Corp. (CAN)	962
349,830	Glencore plc (UK)*	2,005
34,524	Iluka Resources Ltd. (AUS)	280
36,200	JFE Holdings Inc. (JP)	861
70,710	Newcrest Mining Ltd. (AUS)	1,293
24,080	Rio Tinto plc (UK)	1,340
		18,459
MULTILINE RETAIL—0.4%
59,600	Isetan Mitsukoshi Holdings Ltd. (JP)	716
3,564	Lotte Shopping Co. Ltd. (S. KOR)	804
15,300	Marui Group Co. Ltd. (JP)	280
500	Ryohin Keikaku Co. Ltd. (JP)	167
		1,967

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—0.1%
18,050	Centrica plc (UK)	$ 34
41,378	National Grid plc (UK)	474
		508
OIL, GAS & CONSUMABLE FUELS—2.6%
453,054	BP plc (UK)	3,232
24,435	Caltex Australia Ltd. (AUS)	684
97,649	Canadian Natural Resources Ltd. (CAN)	3,334
12,658	Lukoil PJSC ADR (RUS)[2]	834
36,345	PrairieSky Royalty Ltd. (CAN)	900
82,199	Royal Dutch Shell plc (UK)	2,900
17,757	Santos Ltd. (AUS)*	73
46,662	Statoil ASA (NOR)	1,093
10,850	Total SA (FR)	629
		13,679
PERSONAL PRODUCTS—1.8%
309,651	Asaleo Care Ltd. (AUS)	406
136,236	Hengan International Group Co. Ltd. (CHN)	1,305
25,900	Kao Corp. (JP)	1,800
214,768	Natura Cosmeticos SA (BR)	2,353
8,800	Shiseido Co. Ltd. (JP)	452
54,153	Unilever plc (UK)	3,065
		9,381
PHARMACEUTICALS—1.9%
53,207	Haw Par Corp. Ltd. (SGP)	489
28,570	Novartis AG (SWS)	2,579
47,720	Novo Nordisk AS (DEN)	2,648
8,300	Otsuka Holdings Co. Ltd. (JP)	369
12,452	Roche Holding AG (SWS)	3,076
4,870	Sanofi SA (FR)	430
3,000	Sawai Pharmaceutical Co. Ltd. (JP)	137
21,900	Sumitomo Dainippon Pharma Co. Ltd. (JP)	323
250	Virbac SA (FR)*	38
		10,089
PROFESSIONAL SERVICES—3.3%
26,524	Adecco Group AG (SWS)	2,182
210,889	ALS Ltd. (AUS)	1,180
150,872	Capita plc (UK)	391
6,761	DKSH Holding AG (SWS)	632
76,284	Experian plc (UK)	1,758
615,503	Hays plc (UK)	1,767
65,482	Intertek Group plc (UK)	4,672
62,743	IPH Ltd. (AUS)	280
9,100	Nomura Co. Ltd. (JP)	206
36,235	Pagegroup plc (UK)	280
11,500	Persol Holdings Co Ltd. (JP)	287
4,171	Randstad Holding NV (NET)	295
106,210	RELX plc (UK)	2,350
3,000	TechnoPro Holdings Inc. (JP)	165
5,136	Teleperformance (FR)	778
		17,223
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
15,500	CK Asset Holdings Ltd. (HK)	148
6,600	Daiwa House Industry Co. Ltd. (JP)	261
248,815	LPS Brasil Consultoria de Imoveis SA (BR)*	450
53,600	Mitsubishi Estate Co. Ltd. (JP)	1,031
38,880	New World Development Co. Ltd. (HK)	63
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
63,600	NTT Urban Development Corp. (JP)	$ 835
53,976	United Industrial Corp. Ltd. (SGP)	139
		2,927
ROAD & RAIL—1.6%
9,333	Canadian Pacific Railway Ltd. (CAN)	1,728
20,300	East Japan Railway Co. (JP)	2,026
74,932	Globaltrans Investment plc GDR (RUS)[3]	806
35,921	National Express Group plc (UK)	187
12,700	Senko Co. Ltd. (JP)	92
188,589	Stagecoach Group plc (UK)	405
38,500	West Japan Railway Co. (JP)	2,896
		8,140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
2,769	ASML Holding NV (NET)	562
62,300	Renesas Electronics Corp. (JP)*	734
20,497	SK Hynix Inc. (S. KOR)	1,407
656,000	Taiwan Semiconductor Manufacturing Co. Ltd. (TW)	5,733
1,300	Tokyo Electron Ltd. (JP)	245
		8,681
SOFTWARE—0.7%
2,696	Constellation Software Inc. (CAN)	1,743
34,433	Playtech plc (UK)	388
153,000	TOTVS SA (BR)	1,560
		3,691
SPECIALTY RETAIL—1.1%
2,690,800	Esprit Holdings Ltd. (HK)*	1,083
4,616	Fielmann AG (GER)	404
101,699	Fourlis Holdings SA (GRC)*	743
38,903	JUMBO SA (GRC)	768
141,881	Pets at Home Group plc (UK)	361
49,949	WH Smith plc (UK)	1,515
159,300	Yamada Denki Co. Ltd. (JP)	946
		5,820
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
63,500	FUJIFILM Holdings Corp. (JP)	2,448
42,678	Logitech International SA (SWS)	1,790
33,100	NEC Corp. (JP)	1,001
14,004	Neopost SA (FR)	417
2,812	Samsung Electronics Co. Ltd. (S. KOR)	6,572
		12,228
TEXTILES, APPAREL & LUXURY GOODS—2.2%
7,623	adidas AG (GER)	1,771
24,756	Cie Financiere Richemont SA (SWS)	2,375
78,932	Cie Financiere Richemont SA ADR (S. AFR)[2]	764
19,508	Gildan Activewear Inc. (CAN)	663
1,976,500	Li Ning Co. Ltd. (CHN)*	1,590
42,745	Luxottica Group SpA (IT)	2,748
48,900	Onward Holdings Co. Ltd. (JP)	421
207,954	Ruentex Industries Ltd. (TW)*	367
48,000	Shenzhou International Group Holdings Ltd. (CHN)	494
328,246	Stella International Holdings Ltd. (HK)	476
70,000	Texwinca Holdings Ltd. (HK)	38
		11,707

9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TOBACCO—0.1%
2,475	British American Tobacco plc (UK)	$ 169
13,519	Swedish Match AB (SW)	548
		717
TRADING COMPANIES & DISTRIBUTORS—1.1%
25,997	Brenntag AG (GER)	1,688
90,846	Bunzl plc (UK)	2,657
15,000	ITOCHU Corp. (JP)	295
44,200	Mitsubishi Corp. (JP)	1,239
		5,879
TRANSPORTATION INFRASTRUCTURE—0.6%
160,087	China Merchants Port Holdings Co. Ltd. (CHN)	422
78,034	Getlink SE (FR)	1,094
283,363	Global Ports Investments plc GDR (RUS)*,3	1,122
17,800	Mitsubishi Logistics Corp. (JP)	468
		3,106
WIRELESS TELECOMMUNICATION SERVICES—1.3%
192,727	Bharti Airtel Ltd. (IND)	1,331
9,635	Millicom International Cellular SA SDR (SW)[3]	719
88,415	MTN Group Ltd. (S. AFR)	979
19,425	Pldt Inc. (PHIL)	593
22,843	Rogers Communications Inc. (CAN)	1,115
108,248	SmarTone Telecommunications Holdings Ltd. (HK)	126
12,300	SoftBank Group Corp. (JP)	1,022
206,443	Vodafone Group plc (UK)	658
		6,543
TOTAL COMMON STOCKS
(Cost $426,508)		482,046

PREFERRED STOCKS—1.2%
Shares		Value
AUTOMOBILES—0.2%
5,764	Volkswagen AG (GER)	$ 1,268
BANKS—0.5%
83,838	Banco Bradesco SA (BR)*	1,073
341,570	Itausa - Investimentos Itau SA (BR)	1,421
		2,494
TEXTILES, APPAREL & LUXURY GOODS—0.5%
483,454	Alpargatas SA (BR)*	2,425
TOTAL PREFERRED STOCKS
(Cost $4,859)		6,187
TOTAL INVESTMENTS—93.5%
(Cost $431,367)		488,233
CASH AND OTHER ASSETS, LESS LIABILITIES—6.5%		34,147
TOTAL NET ASSETS—100.0%		$522,380

RIGHTS/WARRANTS OPEN AT JANUARY 31, 2018
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
UniCredit Rights	114,777	€ 16.34	2/21/2018	$ —	$1

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$ —	$ 8,567	$—	$ 8,567
Europe	15,686	227,869	—	243,555
Latin America	19,310	253	—	19,563
Middle East/Central Asia	—	4,359	—	4,359
North America	33,539	—	—	33,539
Pacific Basin	6,643	165,820	—	172,463
Preferred Stocks
Europe	—	1,268	—	1,268
Latin America	4,919	—	—	4,919
Total Investments in Securities	$80,097	$408,136	$—	$488,233
10

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Financial Derivative Instruments - Assets
Rights/Warrants	$ —	$ 1	$—	$ 1
Total Investments	$80,097	$408,137	$—	$488,234
Of the Level 2 investments presented above, certain Common and Preferred Stocks valued at $14,631,000 were categorized in Level 1 at October 31, 2017. Transfers from Level 1 to Level to were as a result fo exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2018.
Valuation Description	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2018 (000s)
Preferred Stocks	$5	$—	$(5)	$—	$—	$—	$—	$—	$—

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$1	$—

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $5,845,000 or 1% of net assets.
2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor International Growth Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—97.6%
Shares		Value
AUTO COMPONENTS—1.0%
71,000	Denso Corp. (JP)	$ 4,463
AUTOMOBILES—1.1%
407,490	Mahindra & Mahindra Ltd. GDR (IND)[1]	4,896
BANKS—5.0%
731,100	Public Bank BHD (MAL)	4,121
170,100	Suruga Bank Ltd. (JP)	3,449
470,616	Svenska Handelsbanken AB (SW)	6,849
396,427	United Overseas Bank Ltd. (SGP)	8,275
		22,694
BEVERAGES—4.6%
47,272	Carlsberg AS (DEN)	6,076
3,973,900	Thai Beverage PCL (THA)	2,786
424,348	Treasury Wine Estates Ltd. (AUS)	5,845
1,114,000	Tsingtao Brewery Co. Ltd. (CHN)	6,203
		20,910
BIOTECHNOLOGY—0.1%
297,339	Mesoblast Ltd. (AUS)*	322
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—3.8%
457,717	Hargreaves Lansdown plc (UK)	$ 12,078
24,600	Japan Exchange Group Inc. (JP)	444
580,842	Jupiter Fund Management plc (UK)	4,880
		17,402
CHEMICALS—3.7%
203,939	Asian Paints Ltd. (IND)	3,628
122,618	Johnson Matthey plc (UK)	6,027
127,089	Novozymes AS (DEN)*	7,050
		16,705
COMMERCIAL SERVICES & SUPPLIES—1.6%
576,811	Brambles Ltd. (AUS)	4,587
226,705	HomeServe plc (UK)	2,522
		7,109
DIVERSIFIED FINANCIAL SERVICES—1.4%
126,927	Investor AB (SW)	6,207
ELECTRICAL EQUIPMENT—1.5%
83,985	Legrand SA (FR)	6,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
704,000	Delta Electronics Inc. (TW)	3,548
644,736	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	4,098
		7,646
ENERGY EQUIPMENT & SERVICES—0.5%
250,588	John Wood Group plc (UK)	2,310
FOOD & STAPLES RETAILING—6.4%
425,961	Clicks Group Ltd. (S. AFR)	6,130
533,126	Distribuidora Internacional de Alimentacion SA (SP)	2,849
340,635	Jeronimo Martins SGPS SA (PT)*	7,256
59,390	Magnit PJSC GDR (RUS)*,1	1,333
1,880,200	Puregold Price Club Inc. (PHIL)	1,954
182,600	Raia Drogasil SA (BR)*	4,833
42,900	Sugi Holdings Co. Ltd. (JP)	2,287
1,002,100	Wal-Mart de Mexico SAB de CV (MEX)	2,507
		29,149
FOOD PRODUCTS—1.3%
69,584	Nestlé SA (SWS)	6,011
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
68,359	Cochlear Ltd. (AUS)	9,541
127,000	Olympus Corp. (JP)	4,893
		14,434
HOTELS, RESTAURANTS & LEISURE—0.2%
394,000	Cafe de Coral Holdings Ltd. (HK)	1,042
HOUSEHOLD PRODUCTS—1.3%
148,700	Pigeon Corp. (JP)	5,814
INDUSTRIAL CONGLOMERATES—1.4%
63,400	Jardine Matheson Holdings Ltd. (SGP)	4,024
62,600	Jardine Strategic Holdings Ltd. (SGP)	2,491
		6,515
INSURANCE—5.6%
733,000	AIA Group Ltd. (HK)	6,261
8,502	Fairfax Financial Holdings Ltd. (CAN)	4,472

12

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
255,000	MS&AD Insurance Group Holdings Inc. (JP)	$ 8,711
22,342	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	6,042
		25,486
INTERNET & DIRECT MARKETING RETAIL—6.4%
74,983	ASOS plc (UK)*	7,917
104,824	Ctrip.com International Ltd. ADR (CHN)*,2	4,904
104,044	JD.com Inc. ADR (CHN)*,2	5,122
55,596	MakeMyTrip Ltd. (IND)*	1,701
160,397	Zalando SE (GER)*,3	9,401
		29,045
INTERNET SOFTWARE & SERVICES—9.1%
46,200	Alibaba Group Holding Ltd. ADR (CHN)*,2	9,438
1,029,022	Auto Trader Group plc (UK)[3]	5,261
32,594	Baidu Inc. ADR (CHN)*,2	8,048
279,600	Kakaku.com Inc. (JP)	4,912
3,782	Naver Corp. (S. KOR)	3,222
126,362	Rightmove plc (UK)	7,921
21,692	Shopify Inc. (CAN)*	2,775
		41,577
LEISURE PRODUCTS—1.1%
34,800	Shimano Inc. (JP)	4,988
LIFE SCIENCES TOOLS & SERVICES—1.7%
11,789	Mettler-Toledo International Inc. (SWS)*	7,961
MACHINERY—7.6%
87,844	Atlas Copco AB Class A (SW)	4,120
156,158	Atlas Copco AB Class B (SW)	6,517
93,455	Kone OYJ (FIN)	5,350
28,319	Schindler Holding AG (SWS)	7,096
18,300	SMC Corp. (JP)	9,019
82,488	Weir Group plc (UK)	2,586
		34,688
MEDIA—3.1%
49,233	Naspers Ltd. (S. AFR)	14,021
PERSONAL PRODUCTS—3.8%
137,400	Kao Corp. (JP)	9,548
153,900	Shiseido Co. Ltd. (JP)	7,904
		17,452
PHARMACEUTICALS—2.1%
172,074	Novo Nordisk AS (DEN)	9,550
PROFESSIONAL SERVICES—2.4%
77,958	Intertek Group plc (UK)	5,562
327,838	SEEK Ltd. (AUS)	5,161
		10,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
177,100	Advantest Corp. (JP)	3,785
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
20,474	ASML Holding NV (NET)	$ 4,151
178,972	Infineon Technologies AG (GER)	5,211
296,864	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	13,451
14,113	U-Blox Holding AG (SWS)*	2,959
		29,557
SPECIALTY RETAIL—2.1%
260,702	Industria de Diseno Textil SA (SP)	9,329
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
1,681	Samsung Electronics Co. Ltd. (S. KOR)	3,929
TEXTILES, APPAREL & LUXURY GOODS—3.7%
33,089	adidas AG (GER)	7,689
171,754	Burberry Group plc (UK)	3,852
56,117	Cie Financiere Richemont SA (SWS)	5,382
		16,923
THRIFTS & MORTGAGE FINANCE—0.8%
124,220	Housing Development Finance Corp. Ltd. (IND)	3,816
WIRELESS TELECOMMUNICATION SERVICES—0.9%
47,700	SoftBank Group Corp. (JP)	3,963
TOTAL COMMON STOCKS
(Cost $340,035)		443,624

PREFERRED STOCKS—0.5%
(Cost $1,913)
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
18,863	Sartorius AG (GER)	2,257

SHORT-TERM INVESTMENTS—2.7%
(Cost $12,228)
Principal Amount
REPURCHASE AGREEMENTS
$12,228	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $12,475)	12,228
TOTAL INVESTMENTS—100.8%
(Cost $354,176)		458,109
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(3,460)
TOTAL NET ASSETS—100.0%		$454,649

13

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 20,151	$—	$ 20,151
Europe	22,623	173,628	—	196,251
Latin America	7,340	—	—	7,340
Middle East/Central Asia	1,701	12,340	—	14,041
North America	7,247	—	—	7,247
Pacific Basin	40,963	157,631	—	198,594
Preferred Stocks
Europe	—	2,257	—	2,257
Short-Term Investments
Repurchase Agreements	—	12,228	—	12,228
Total Investments in Securities	$79,874	$378,235	$—	$458,109
Of the Level 2 investments presented above, certain Common Stocks valued at $4,833,000 were categorized in Level 1 at October 31, 2017. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2). There were no Level 3 holdings at January 31, 2018 or October 31, 2017 and no transfers to or from Level 3 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $14,662,000 or 3% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.
14

Harbor International Small Cap Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 4.0%)
COMMON STOCKS—96.0%
Shares		Value
AUTO COMPONENTS—3.8%
53,837	Gestamp Automocion SA (SP)*,1	$ 412
8,400	Nifco Inc. (JP)	590
26,887	Saf-Holland SA (LUX)	631
408,000	Xinyi Glass Holdings Ltd. (HK)	618
		2,251
BANKS—2.6%
121,000	Fukuoka Financial Group Inc. (JP)	704
28,800	Suruga Bank Ltd. (JP)	584
10,611	TBC Bank Group plc (UK)*	248
		1,536
CAPITAL MARKETS—2.4%
9,299	Euronext NV (NET)[1]	630
48,857	Intermediate Capital Group plc (UK)	803
		1,433
CHEMICALS—5.0%
71,058	Essentra plc (UK)	516
147,837	Incitec Pivot Ltd. (AUS)	442
10,700	Kansai Paint Co. Ltd. (JP)	265
78,838	Nufarm Ltd. (AUS)	505
52,000	Okamoto Industries Inc. (JP)	589
92,949	Synthomer plc (UK)	626
		2,943
COMMERCIAL SERVICES & SUPPLIES—5.9%
16,300	AEON Delight Co. Ltd. (JP)	596
62,456	Bravida Holding AB (SW)[1]	445
58,152	HomeServe plc (UK)	647
15,985	Intrum Justitia AB (SW)[2]	592
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
129,666	Prosegur Cash SA (SP)*,1	$ 448
22,300	Sato Holdings Corp. (JP)	720
		3,448
COMMUNICATIONS EQUIPMENT—0.8%
17,261	Ascom Holding AG (SWS)	447
CONSTRUCTION & ENGINEERING—3.7%
23,350	Arcadis NV (NET)	530
8,499	FLSmidth & Co. (DEN)	501
14,400	Kyudenko Corp. (JP)	661
96,083	Maire Tecnimont SpA (IT)	501
		2,193
CONSUMER FINANCE—2.9%
104,989	Arrow Global Group plc (UK)	608
6,013	Cembra Money Bank AG (SWS)*	593
31,266	Credit Corp. Group Ltd. (AUS)	532
		1,733
CONTAINERS & PACKAGING—2.7%
62,139	DS Smith plc (UK)	444
211,908	Orora Ltd. (AUS)	555
50,248	RPC Group plc (UK)	607
		1,606
DIVERSIFIED FINANCIAL SERVICES—0.9%
7,560	KBC Ancora (BEL)*	511
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
59,252	Infrastrutture Wireless Italiane SpA (IT)*,1	428
ELECTRICAL EQUIPMENT—1.0%
9,900	Mabuchi Motor Co. Ltd. (JP)	589
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
5,107	Barco NV (BEL)	630
9,000	Iriso Electronics Co. Ltd. (JP)	571
13,000	Shimadzu Corp. (JP)	330
		1,531
ENERGY EQUIPMENT & SERVICES—0.9%
21,625	TGS-NOPEC Geophysical Co. (NOR)	543
FOOD & STAPLES RETAILING—1.0%
20,713	MARR SpA (IT)	573
FOOD PRODUCTS—4.0%
7,644	AAK AB (SW)	711
111,887	Costa Group Holdings Ltd. (AUS)	548
10,900	Ezaki Glico Co. Ltd. (JP)	556
58,230	Tate & Lyle plc (UK)	531
		2,346
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
9,901	Carl Zeiss Meditec AG (GER)	648
4,209	Diasorin SpA (IT)	407
		1,055
HEALTH CARE PROVIDERS & SERVICES—3.5%
34,642	Amplifon SpA (IT)	616
43,261	Attendo AB (SW)[1]	457

15

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
9,012	NMC Health plc (UK)	$ 427
49,200	UDG Healthcare plc (IE)	573
		2,073
HEALTH CARE TECHNOLOGY—0.6%
5,251	CompuGroup Medical SE (GER)	333
HOTELS, RESTAURANTS & LEISURE—2.3%
84,808	Dalata Hotel Group plc (IE)*	616
84,952	SSP Group plc (UK)	735
		1,351
HOUSEHOLD DURABLES—1.0%
35,700	Sumitomo Forestry Co. Ltd. (JP)	615
HOUSEHOLD PRODUCTS—1.7%
148,709	McBride plc (UK)*	374
15,700	Pigeon Corp. (JP)	614
		988
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.0%
59,100	Erex Co. Ltd. (JP)	585
INSURANCE—2.2%
89,364	Beazley plc (UK)	675
66,366	Storebrand ASA (NOR)*	594
		1,269
IT SERVICES—3.9%
80,308	Link Administration Holdings Ltd. (AUS)	577
10,900	SCSK Corp. (JP)	502
2,996	Sopra Steria Group (FR)	608
11,186	Worldline SA (FR)*,1	633
		2,320
LEISURE PRODUCTS—0.8%
21,144	Thule Group AB (SW)[1]	481
LIFE SCIENCES TOOLS & SERVICES—1.0%
6,767	Gerresheimer AG (GER)	591
MACHINERY—11.5%
26,800	CKD Corp. (JP)	728
8,200	Daifuku Co. Ltd. (JP)	552
180,000	Haitian International Holdings Ltd. (CYM )	565
2,900	Hoshizaki Corp. (JP)	275
14,800	Minebea Mitsumi Inc. (JP)	337
124,766	Morgan Advanced Materials plc (UK)	615
15,000	Nabtesco Corp. (JP)	713
8,017	Norma Group Se (GER)	632
26,300	OSG Corp. (JP)	669
2,993	Stabilus SA (GER)*	290
17,500	THK Co. Ltd. (JP)	731
28,984	Valmet OYJ (FIN)	650
		6,757
MEDIA—2.1%
53,759	Ascential plc (UK)	278
53,095	Cineworld Group plc (UK)	389
7,496	Kinepolis Group NV (BEL)	553
		1,220
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—2.0%
97,226	B&M European Value Retail SA (LUX)	$ 574
32,700	Marui Group Co. Ltd. (JP)	598
		1,172
MULTI-UTILITIES—1.0%
155,667	Hera SpA (IT)	569
OIL, GAS & CONSUMABLE FUELS—0.7%
5,650	Gaztransport Et Technigaz SA (FR)	391
PROFESSIONAL SERVICES—5.8%
43,478	Applus Services SA (SP)	628
4,563	DKSH Holding AG (SWS)	427
12,600	Nihon M&A Center Inc. (JP)	752
22,200	Persol Holdings Co Ltd. (JP)	555
13,700	TechnoPro Holdings Inc. (JP)	752
1,805	Teleperformance (FR)	273
		3,387
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
9,014	Nexity SA (FR)	543
20,300	Relo Group Inc. (JP)	603
		1,146
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
8,568	ASM International NV (NET)	617
SOFTWARE—1.7%
67,080	Sophos Group plc (UK)[1]	611
2,660	Temenos Group AG (SWS)	367
		978
SPECIALTY RETAIL—3.9%
9,700	ABC-Mart Inc. (JP)	631
4,000	Hikari Tsushin Inc. (JP)	583
119,537	JD Sports Fashion plc (UK)	621
34,701	Tom Tailor Holding Se (GER)*	488
		2,323
TEXTILES, APPAREL & LUXURY GOODS—0.6%
77,700	Samsonite International SA (HK)	336
THRIFTS & MORTGAGE FINANCE—1.2%
13,450	Aareal Bank AG (GER)	680
TRADING COMPANIES & DISTRIBUTORS—1.9%
8,743	IMCD Group NV (NET)	584
17,800	Kanamoto Co. Ltd. (JP)	550
		1,134
TOTAL COMMON STOCKS
(Cost $44,628)		56,482

16

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—5.4%
Principal Amount		Value
REPURCHASE AGREEMENTS—4.3%
$2,553	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $2,605)	$ 2,553
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.1%
649,159	State Street Navigator Securities Lending Goverment Money Market Portfolio (1-day yield of 1.310%)[3]	649
TOTAL INVESTMENTS—101.4%
(Cost $47,830)		59,684
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.4)%		(811)
TOTAL NET ASSETS—100.0%		$58,873
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$501	$33,204	$—	$33,705
Latin America	—	565	—	565
Pacific Basin	—	22,212	—	22,212
Short-Term Investments
Repurchase Agreements	—	2,553	—	2,553
Investment Company-Securities Lending Investment Fund	—	649	—	649
Total Investments in Securities	$501	$59,183	$—	$59,684
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2018.
Valuation Description	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2018 (000s)
Preferred Stocks	$6	$—	$(6)	$—	$—	$—	$—	$—	$—

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $4,545,000 or 8% of net assets.
2	A portion or all of this security was out on loan as of January 31, 2018.
3	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Global Leaders Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 1.5%)
COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—8.1%
16,650	Safran SA (FR)	$ 1,881
7,660	TransDigm Group Inc. (US)*	2,428
		4,309
BANKS—4.2%
20,225	HDFC Bank Ltd. ADR (IND)[1]	2,196
BEVERAGES—2.3%
12,370	Fomento Economico Mexicano SAB de CV ADR (MEX)[1]	1,207
BIOTECHNOLOGY—1.6%
8,300	Celgene Corp. (US)*	840
CAPITAL MARKETS—5.2%
21,750	Intercontinental Exchange Inc. (US)	1,606
7,150	Moody's Corp. (US)	1,157
		2,763
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
2,530	Keyence Corp. (JP)	1,546
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.4%
12,150	American Tower Corp. (US)	1,795
FOOD & STAPLES RETAILING—3.9%
39,675	Alimentation Couche-Tard Inc. (CAN)	2,076
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
8,625	Essilor International SA (FR)	1,224
HEALTH CARE PROVIDERS & SERVICES—2.8%
13,075	Fresenius Medical Care AG & Co. KGaA (GER)	1,507
HOTELS, RESTAURANTS & LEISURE—5.6%
213,225	Sands China Ltd. (CHN)	1,267
30,120	Starbucks Corp. (US)	1,711
		2,978
INTERNET & DIRECT MARKETING RETAIL—2.5%
690	Priceline Group Inc. (US)*	1,319
INTERNET SOFTWARE & SERVICES—8.8%
10,925	Alibaba Group Holding Ltd. ADR (CHN)*,1	2,232
COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—Continued
1,405	Alphabet Inc. Class A (US)*	$ 1,661
12,100	Rightmove plc (UK)	758
		4,651
IT SERVICES—4.9%
20,864	Visa Inc. (US)	2,592
MEDIA—1.2%
13,850	Live Nation Entertainment Inc. (US)*	624
MULTILINE RETAIL—4.4%
13,325	Dollar General Corp. (US)	1,374
16,750	Don Quijote Holdings Co. Ltd. (JP)	928
		2,302
PHARMACEUTICALS—5.4%
5,690	Allergan plc (US)	1,025
24,225	Zoetis Inc. (US)	1,859
		2,884
PROFESSIONAL SERVICES—5.2%
58,750	Recruit Holdings Co. Ltd. (JP)	1,435
13,350	Verisk Analytics Inc. (US)*	1,335
		2,770
ROAD & RAIL—1.9%
7,365	Union Pacific Corp. (US)	983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
44,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	2,003
SOFTWARE—9.9%
8,390	Adobe Systems Inc. (US)*	1,676
9,770	Dassault Systemes SE (FR)	1,126
4,750	Intuit Inc. (US)	798
7,200	Salesforce.com Inc. (US)*	820
5,825	Temenos Group AG (SWS)	805
		5,225
SPECIALTY RETAIL—3.9%
24,525	Industria de Diseno Textil SA (SP)	878
14,600	Ross Stores Inc. (US)	1,203
		2,081
TEXTILES, APPAREL & LUXURY GOODS—4.3%
3,535	LVMH Moet Hennessy Louis Vuitton SE (FR)	1,107
17,400	NIKE Inc. (US)	1,187
		2,294
TOTAL COMMON STOCKS
(Cost $40,358)		52,169

18

Harbor Global Leaders Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—1.9%
(Cost $1,033)
Principal Amount		Value
REPURCHASE AGREEMENTS
$1,033	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $1,058)	$ 1,033
TOTAL INVESTMENTS—100.4%
(Cost $41,391)		53,202
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(217)
TOTAL NET ASSETS—100.0%		$52,985
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$ 9,286	$—	$ 9,286
Latin America	1,207	—	—	1,207
Middle East/Central Asia	2,196	—	—	2,196
North America	30,069	—	—	30,069
Pacific Basin	4,235	5,176	—	9,411
Short-Term Investments
Repurchase Agreements	—	1,033	—	1,033
Total Investments in Securities	$37,707	$15,495	$—	$53,202
There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Emerging Markets Equity Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 6.3%)
COMMON STOCKS—93.5%
Shares		Value
AIRLINES—0.9%
20,794	Azul SA ADR (BR)*,1	$ 607
AUTOMOBILES—2.2%
149,500	Baic Motor Corp. Ltd. (CHN)[2]	233
204,000	Brilliance China Automotive Holdings Ltd. (CHN)	519
5,090	Hyundai Motor Co. (S. KOR)	773
		1,525
BANKS—23.0%
371,285	Alpha Bank AE (GRC)*	903
779,000	Bank of China Ltd. (CHN)	467
3,573,700	Bank Rakyat Indonesia Persero Tbk PT (IDR)	988
2,023,000	China Construction Bank Corp. (CHN)	2,323
135,000	China Merchants Bank Co. Ltd. (CHN)	659
95,437	Grupo Financiero Banorte SAB de CV (MEX)*	611
28,452	Hana Financial Group Inc. (S. KOR)	1,387
173,019	ICICI Bank Ltd. ADR (IND)[1]	1,900
1,382,000	Industrial & Commercial Bank of China Ltd. (CHN)	1,302
127,000	Itau Unibanco Holding SA ADR (BR)[1]	2,083
12,695	OTP Bank plc (HUN)	588
64,649	Sberbank of Russia PJSC ADR (RUS)[1]	1,303
65,900	Siam Commercial Bank PCL (THA)	331
213,398	Turkiye Halk Bankasi AS (TUR)	574
142,700	United Bank Ltd. (PAK)	250
		15,669
BEVERAGES—1.1%
108,667	AmBev SA ADR (BR)*,1	747
CHEMICALS—1.4%
276,400	Alpek SAB de CV (MEX)*	399
35,201	PhosAgro PJSC GDR (RUS)[3]	561
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,2	— [x]
		960
CONSTRUCTION & ENGINEERING—0.9%
765,000	China Railway Group Ltd. (CHN)	586
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—3.9%
200,000	Anhui Conch Cement Co. Ltd. (CHN)	$ 1,097
78,212	Cemex SAB de CV ADR (MEX)*,1	648
662,900	Semen Indonesia Persero TBK PT (IDR)	551
1,871,800	West China Cement Ltd. (CHN)*	322
		2,618
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
2,146,000	China Telecom Corp. Ltd. (CHN)	1,063
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
4,200	Murata Manufacturing Co. Ltd. (JP)	621
ENERGY EQUIPMENT & SERVICES—0.9%
498,000	China Oilfield Services Ltd. (CHN)	593
FOOD & STAPLES RETAILING—0.4%
13,450	Shoprite Holdings Ltd. (S. AFR)	280
FOOD PRODUCTS—3.0%
79,878	BRF SA ADR (BR)*,1	889
827,000	Charoen Pokphand Foods PCL (THA)	623
585,000	Want Want China Holdings Ltd. (CHN)	515
		2,027
HOTELS, RESTAURANTS & LEISURE—3.0%
73,175	China International Travel Service Corp. Ltd. (CHN)	593
53,345	CVC Brasil Operadora e Agencia de Viagens SA (BR)	923
92,418	Sands China Ltd. (CHN)	549
		2,065
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
706,000	China Longyuan Power Group Corp. Ltd. (CHN)	515
1,824,400	Datang International Power Generation Co. Ltd. (CHN)*	601
		1,116
INSURANCE—1.9%
255,200	China Pacific Insurance Group Co. Ltd. (CHN)	1,290
INTERNET & DIRECT MARKETING RETAIL—0.9%
13,095	Ctrip.com International Ltd. ADR (CHN)*,1	613
INTERNET SOFTWARE & SERVICES—7.6%
10,203	Alibaba Group Holding Ltd. ADR (CHN)*,1	2,085
52,200	Tencent Holdings Ltd. (CHN)	3,084
		5,169
IT SERVICES—1.7%
57,228	Infosys Ltd. ADR (IND)[1]	1,031
4,135	Pagseguro Digital Ltd. (BR)*	115
		1,146
MACHINERY—0.5%
37,110	Samsung Heavy Industries Co. Ltd. (S. KOR)*	319
MEDIA—1.7%
4,043	Naspers Ltd. (S. AFR)	1,151
METALS & MINING—2.7%
65,033	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	734
84,063	Vale SA ADR (BR)*,1	1,100
		1,834
OIL, GAS & CONSUMABLE FUELS—9.6%
209,000	China Shenhua Energy Co. Ltd. (CHN)	649

20

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
4,323	CNOOC Ltd. ADR (CHN)[1]	$ 680
21,680	Lukoil PJSC ADR (RUS)[1]	1,433
139,010	Petroleo Brasileiro SA ADR (BR)*,1	1,722
54,849	Reliance Industries Ltd. (IND)	828
198,891	Rosneft Oil Co PJSC GDR (RUS)[3]	1,219
		6,531
PERSONAL PRODUCTS—1.3%
3,277	Amorepacific Corp. (S. KOR)	918
PROFESSIONAL SERVICES—0.2%
6,435	L&T Technology Services Ltd. (IND)*,2	123
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.3%
250,000	China Overseas Land & Investment Ltd. (CHN)	967
275,200	Guangzhou R&f Properties Co. Ltd. (CHN)	770
177,500	Shimao Property Holdings Ltd. (CHN)	527
		2,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
72,586	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	3,289
2,282,000	United Microelectronics Corp. (TW)	1,114
		4,403
SPECIALTY RETAIL—3.2%
13,341	Foschini Group Ltd. (S. AFR)	218
46,082	Mr Price Group Ltd. (S. AFR)	1,112
128,112	Petrobras Distribuidora SA (BR)*	845
		2,175
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
1,563	Samsung Electronics Co. Ltd. (S. KOR)	3,653
THRIFTS & MORTGAGE FINANCE—1.0%
32,492	Indiabulls Housing Finance Ltd. (IND)	707
WIRELESS TELECOMMUNICATION SERVICES—1.2%
60,500	China Mobile Ltd. (CHN)	637
660,300	Sarana Menara Nusantara TBK PT (IDR)*	183
		820
TOTAL COMMON STOCKS
(Cost $46,368)		63,593

PARTICIPATION (EQUITY LINKED) NOTES—0.2%
Principal Amount
BANKS—0.2%
	United Bank Ltd. (PAK)*,2
$57,045	$0.01––06/19/2019	100
OIL, GAS & CONSUMABLE FUELS—0.0%
	Reliance Industries Ltd. (IND)*
34	$0.01––07/10/2019	—
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $94)		100

SHORT-TERM INVESTMENTS—2.7%
(Cost $1,835)
Principal Amount		Value
REPURCHASE AGREEMENTS
$1,835	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $1,874)	$ 1,835
TOTAL INVESTMENTS—96.4%
(Cost $48,297)		65,528
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		2,462
TOTAL NET ASSETS—100.0%		$67,990

21

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 734	$ 2,761	$—	$ 3,495
Europe	—	6,580	—	6,580
Latin America	9,846	844	—	10,690
Middle East/Central Asia	3,054	1,785	—	4,839
Pacific Basin	6,666	31,323	—	37,989
Participation (Equity Linked) Notes
Middle East/Central Asia	—	100	—	100
Short-Term Investments
Repurchase Agreements	—	1,835	—	1,835
Total Investments in Securities	$20,300	$45,228	$—	$65,528
Of the Level 2 investments presented above, certain Common Stocks valued at $923,000 were categorized in Level 1 at October 31, 2017. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2018.
Valuation Description	Beginning Balance as of 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2018 (000s)[w]
Common Stocks	$151	$—	$—	$—	$—	$(151)	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2018 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,1	$—	Market Approach	Estimated Recovery Value	HK$ —

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $456,000 or 1% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2018 (000s)
	Common Stock	$(151)
x	Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value which is a Level 3 input.
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor International & Global Funds
Notes to Portfolios of Investments— January 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2018 the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations, which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument. During the period, Harbor International Fund and Harbor Diversified International All Cap Fund purchased option contracts to manage their exposure to equity prices.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets. A Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. A Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the statement of operations.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities.
During the period, Harbor International Fund, Harbor International Growth Fund, and Harbor International Small Cap Fund engaged in securities lending. The value at January 31, 2018 of equity securities loaned and related cash collateral for Harbor International Small Cap Fund was $563,000 and $649,000, respectively.  As of January 31, 2018, Harbor International Fund and Harbor International Growth Fund had no securities out on loan. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
27

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0118

Quarterly Schedule of
Portfolio Holdings
January 31, 2018
Fixed Income  Funds

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HACSX	HNCVX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HYFAX	HNHYX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYNX	HHYRX	HHYAX	HHYVX
Harbor Bond Fund	HABDX	–	HRBDX	–
Harbor Real Return Fund	HARRX	–	HRRRX	–
Harbor Money Market Fund	HARXX	–	HRMXX	–

Harbor Convertible Securities Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 2.7%)
CONVERTIBLE BONDS—97.3%
Principal Amount		Value
BIOTECHNOLOGY—3.7%
	BioMarin Pharmaceutical Inc.
$1,352	0.599%—08/01/2024	$ 1,336
1,005	1.500%—10/15/2020	1,180
		2,516
	Exact Sciences Corp.
285	1.000%—01/15/2025	279
	Ligand Pharmaceuticals Inc.
189	0.750%—08/15/2019	396
	Neurocrine Biosciences Inc.
693	2.250%—05/15/2024[1]	934
		4,125
CAPITAL MARKETS—1.2%
	Ares Capital Corp.
1,337	3.750%—02/01/2022[1]	1,373
CONVERTIBLE BONDS—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—2.1%
	Ciena Corp.
$249	3.750%—10/15/2018	$ 290
	Finisar Corp.
825	0.500%—12/15/2036	751
	InterDigital Inc.
494	1.500%—03/01/2020	599
	Lumentum Holdings Inc.
717	0.250%—03/15/2024[1]	769
		2,409
CONSTRUCTION & ENGINEERING—2.4%
	Dycom Industries Inc.
553	0.750%—09/15/2021	737
	Tutor Perini Corp.
802	2.875%—06/15/2021	876
	Vinci SA
1,000	0.375%—02/16/2022	1,148
		2,761
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
	Inmarsat plc
1,400	3.875%—09/09/2023	1,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
	OSI Systems Inc.
965	1.250%—09/01/2022[1]	893
ENERGY EQUIPMENT & SERVICES—3.9%
	Ensco Jersey Finance Ltd.
824	3.000%—01/31/2024	749
	Nabors Industries Inc.
577	0.750%—01/15/2024[1]	465
	Oil States International Inc.
180	1.500%—02/15/2023[1]	185
	Tesla Motors Inc.
1,052	1.250%—03/01/2021	1,212
488	2.375%—03/15/2022	613
		1,825
	Weatherford International Ltd.
1,131	5.875%—07/01/2021	1,181
		4,405
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.7%
	Empire State Realty OP LP
513	2.625%—08/15/2019[1]	554
	Extra Space Storage LP
1,540	3.125%—10/01/2035[1]	1,664
	National Health Investors Inc.
488	3.250%—04/01/2021	534
	Spirit Realty Capital Inc.
581	2.875%—05/15/2019	580
	Starwood Waypoint Homes
1,737	3.500%—01/15/2022	1,970
		5,302
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
	Dexcom Inc.
1,231	0.750%—05/15/2022[1]	1,167
	Nuvasive Inc.
994	2.250%—03/15/2021	1,066

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Wright Medical Group Inc.
$1,347	2.000%—02/15/2020	$ 1,399
		3,632
HEALTH CARE PROVIDERS & SERVICES—1.4%
	Molina Healthcare Inc.
949	1.625%—08/15/2044	1,538
HEALTH CARE TECHNOLOGY—2.4%
	Allscripts Healthcare Solutions Inc.
1,174	1.250%—07/01/2020	1,268
	Medidata Solutions Inc.
1,156	1.000%—08/01/2018	1,393
		2,661
HOTELS, RESTAURANTS & LEISURE—1.5%
	Caesars Entertainment Corp.
150	5.000%—10/01/2024	316
	China Lodging Group Ltd.
692	0.375%—11/01/2022[1]	765
	Marriott Vacations Worldwide Corp.
525	1.500%—09/15/2022[1]	618
		1,699
HOUSEHOLD DURABLES—1.0%
	CalAtlantic Group Inc.
596	0.250%—06/01/2019	607
283	1.625%—05/15/2018	508
		1,115
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
	Nextera Energy Partners LP
1,432	1.500%—09/15/2020[1]	1,444
	NRG Yield Inc.
6	3.250%—06/01/2020[1]	6
361	3.500%—02/01/2019[1]	367
		373
		1,817
INDUSTRIAL CONGLOMERATES—1.1%
	Siemens Financieringsmaatschappij NV
1,000	1.650%—08/16/2019	1,239
INTERNET & DIRECT MARKETING RETAIL—5.8%
	Ctrip.com International Ltd.
1,101	1.250%—09/15/2022	1,141
995	1.990%—07/01/2025	1,146
		2,287
	Liberty Expedia Holdings Inc.
1,128	1.000%—06/30/2047[1]	1,143
	Priceline Group Inc.
1,431	0.350%—06/15/2020	2,125
	Wayfair Inc.
914	0.375%—09/01/2022[1]	1,016
		6,571
INTERNET SOFTWARE & SERVICES—7.0%
	Akamai Technologies Inc.
327	0.000%—02/15/2019[2]	330
	Altaba Inc.
422	0.000%—12/01/2018[2]	636
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERNET SOFTWARE & SERVICES—Continued
	Envestnet Inc.
$531	1.750%—12/15/2019	$ 572
	Gogo Inc.
955	3.750%—03/01/2020	837
	IAC Financeco Inc.
1,120	0.875%—10/01/2022[1]	1,283
	Nutanix Inc.
270	0.000%—01/15/2023[1,2]	264
	Twitter Inc.
1,135	1.000%—09/15/2021	1,072
	Web.com Group Inc.
572	1.000%—08/15/2018	568
	Weibo Corp.
1,005	1.250%—11/15/2022[1]	1,215
	Zillow Group Inc.
1,044	2.000%—12/01/2021	1,177
		7,954
IT SERVICES—3.0%
	Blackhawk Network Holdings Inc.
1,687	1.500%—01/15/2022	1,890
	Euronet Worldwide Inc.
454	1.500%—10/01/2044	602
	Square Inc.
413	0.375%—03/01/2022[1]	868
		3,360
LIFE SCIENCES TOOLS & SERVICES—1.3%
	Illumina Inc.
438	0.500%—06/15/2021	531
	Qiagen NV
800	0.375%—03/19/2019	980
		1,511
MACHINERY—3.4%
	Chart Industries Inc.
561	1.000%—11/15/2024[1]	609
	Greenbrier Companies Inc.
511	2.875%—02/01/2024[1]	589
	Meritor Inc.
1,336	3.250%—10/15/2037[1]	1,480
	Navistar International Corp.
1,070	4.750%—04/15/2019	1,165
		3,843
MEDIA—5.9%
	Dish Network Corp.
100	2.375%—03/15/2024[1]	94
1,986	3.375%—08/15/2026	2,113
		2,207
	Liberty Interactive LLC
756	1.750%—09/30/2046[1]	930
	Liberty Media Corp.
492	1.000%—01/30/2023[1]	581
484	1.375%—10/15/2023	606
1,095	2.250%—09/30/2046	1,156
		2,343
	Live Nation Entertainment Inc.
836	2.500%—05/15/2019	1,127
		6,607

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
METALS & MINING—1.9%
	Royal Gold Inc.
$1,971	2.875%—06/15/2019	$ 2,126
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
	Starwood Property Trust Inc.
963	4.375%—04/01/2023	973
	Two Harbors Investment Corp.
1,592	6.250%—01/15/2022	1,620
		2,593
OIL, GAS & CONSUMABLE FUELS—2.7%
	Chesapeake Energy Corp.
920	5.500%—09/15/2026	845
	Oasis Petroleum Inc.
509	2.625%—09/15/2023	541
	PDC Energy Inc.
300	1.125%—09/15/2021	301
	SM Energy Co.
300	1.500%—07/01/2021	307
	Total SA MTN[3]
1,000	0.500%—12/02/2022	1,051
		3,045
PHARMACEUTICALS—2.2%
	Jazz Investments I Ltd.
1,640	1.875%—08/15/2021	1,687
	Pacira Pharmaceuticals Inc.
860	2.375%—04/01/2022[1]	833
		2,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.2%
	Advanced Micro Devices Inc.
357	2.125%—09/01/2026	669
	Cypress Semiconductor Corp.
293	2.000%—02/01/2023[1]	317
	Inphi Corp.
552	0.750%—09/01/2021	511
	Integrated Device Technology Inc.
1,189	0.875%—11/15/2022	1,331
	Intel Corp.
263	3.250%—08/01/2039	604
	Lam Research Corp.
228	1.250%—05/15/2018	728
	Microchip Technology Inc.
359	1.625%—02/15/2025	657
1,414	1.625%—02/15/2027[1]	1,725
		2,382
	Micron Technology Inc.
523	3.000%—11/15/2043	799
	ON Semiconductor Corp.
1,486	1.000%—12/01/2020	2,132
	Silicon Laboratories Inc.
995	1.375%—03/01/2022[1]	1,207
	STMicroelectronics NV
1,000	0.250%—07/03/2024	1,299
	Teradyne Inc.
449	1.250%—12/15/2023	687
		12,666
SOFTWARE—14.8%
	Citrix Systems Inc.
1,592	0.500%—04/15/2019	2,113
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	FireEye Inc.
$616	1.625%—06/01/2035	$ 568
	Hubspot Inc.
1,064	0.250%—06/01/2022[1]	1,280
	Nice Systems Inc.
734	1.250%—01/15/2024	896
	Nuance Communications Inc.
617	1.000%—12/15/2035	602
610	1.250%—04/01/2025[1]	645
		1,247
	Proofpoint Inc.
1,350	0.750%—06/15/2020	1,840
	Red Hat Inc.
502	0.250%—10/01/2019	902
	Rovi Corp.
713	0.500%—03/01/2020	682
	Salesforce.com Inc.
689	0.250%—04/01/2018	1,180
	ServiceNow Inc.
217	0.000%—11/01/2018[2]	438
1,607	0.000%—06/01/2022[1,2]	1,974
		2,412
	Verint Systems Inc.
1,522	1.500%—06/01/2021	1,484
	Workday Inc.
1,434	0.250%—10/01/2022[1]	1,497
399	1.500%—07/15/2020	616
		2,113
		16,717
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
	Electronics For Imaging Inc.
591	0.750%—09/01/2019	571
	Western Digital Corp.
1,490	1.500%—02/01/2024[1]	1,524
		2,095
THRIFTS & MORTGAGE FINANCE—0.7%
	Lendingtree Inc.
443	0.625%—06/01/2022[1]	817
TRANSPORTATION INFRASTRUCTURE—0.8%
	Macquarie Infrastructure Corp.
403	2.000%—10/01/2023	386
545	2.875%—07/15/2019	564
		950
TOTAL CONVERTIBLE BONDS
(Cost $104,122)		109,901

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—3.5%
Principal Amount		Value
(Cost $3,921)
REPURCHASE AGREEMENTS
$3,921	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal Home Loan Banks (market value $4,000)	$ 3,921
TOTAL INVESTMENTS—100.8%
(Cost $108,043)		113,822
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(959)
TOTAL NET ASSETS—100.0%		$112,863
FAIR VALUE MEASUREMENTS
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $33,095,000 or 29% of net assets.
2	Zero coupon bond.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 1.7%)

BANK LOAN OBLIGATIONS—3.8%
Principal Amount		Value
CHEMICALS—0.4%
	Solenis International LP
	Second-Lien Term Loan
$5,000	8.440% (3 Month USD Libor + 6.750) 07/31/2022[1]	$ 4,872
COMMERCIAL SERVICES & SUPPLIES—0.3%
	Granite Acquisition Inc.
	Term Loan B
3,654	5.190% (3 Month USD Libor + 3.500) 12/17/2021[1]	3,708
	Term Loan C
91	5.190% (3 Month USD Libor + 3.500) 12/17/2021[1]	92
		3,800
ELECTRICAL EQUIPMENT—0.3%
	Cortes NP Acquisition Corp.
	Term Loan B
4,137	5.350% (1 Month USD Libor + 4.000) 11/15/2023[1]	4,176
FOOD & STAPLES RETAILING—0.2%
	Clover Merger Sub Inc.
	Initial Term Loans
2,235	9.320% (1 Month USD Libor + 7.750) 08/15/2025[1]	2,145
HOTELS, RESTAURANTS & LEISURE—0.3%
	Amaya Holdings BV
	First-Lien Term loan
2,680	5.190% (3 Month USD Libor + 3.500) 08/01/2021[1]	2,705
	Second-Lien Term Loan B
591	8.690% (3 Month USD Libor + 7.000) 08/01/2022[1]	597
		3,302
INTERNET SOFTWARE & SERVICES—0.1%
	Ancestry.com Inc.
	Term Loan B
1,159	4.940% (1 Month USD Libor + 3.250) 10/19/2023[1]	1,167
MACHINERY—0.1%
	Navistar International Corp.
	First-Lien Term Loan B
1,294	5.190% (1 Month USD Libor + 3.500) 11/6/2024[1]	1,308

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—0.8%
	California Resources Corp.
	First-Lien Term Loan
$1,545	6.440% (1 Month USD Libor + 4.750) 12/31/2022[1]	$ 1,577
	Term Loan
3,050	12.070% (1 Month USD Libor + 10.380) 12/31/2021[1]	3,477
		5,054
	Chesapeake Energy Corp.
	Term Loan
5,000	9.190% (3 Month USD Libor + 7.500) 08/23/2021[1]	5,362
		10,416
SOFTWARE—0.3%
	Greeneden US Holdings II LLC
	Term Loan B
4,010	5.440% (3 Month USD Libor + 3.750) 12/01/2023[1]	4,044
SPECIALTY RETAIL—1.0%
	Ascena Retail Group Inc.
	Term Loan B
7,344	6.190% (1 Month USD Libor + 4.500) 08/21/2022[1]	6,586
	Bass Pro Group LLC
	Term Loan B
6,135	6.690% (1 Month USD Libor + 5.000) 09/25/2024[1]	6,164
		12,750
TOTAL BANK LOAN OBLIGATIONS
(Cost $47,329)		47,980

CORPORATE BONDS & NOTES—94.5%
AEROSPACE & DEFENSE—2.4%
	Bombardier Inc.
4,135	6.000%—10/15/2022[2]	4,156
2,000	6.125%—01/15/2023[2]	2,027
3,945	7.500%—12/01/2024-03/15/2025[2]	4,143
		10,326
	KLX Inc.
225	5.875%—12/01/2022[2]	235
	Moog Inc.
7,000	5.250%—12/01/2022[2]	7,245
	Orbital ATK Inc.
2,000	5.500%—10/01/2023	2,115
	TransDigm Inc.
6,000	6.500%—07/15/2024	6,188
	Triumph Group Inc.
3,945	5.250%—06/01/2022	3,901
345	7.750%—08/15/2025	366
		4,267
		30,376
AIR FREIGHT & LOGISTICS—0.5%
	XPO Logistics Inc.
6,000	6.500%—06/15/2022[2]	6,268
AUTO COMPONENTS—1.0%
	American Axle & Manufacturing Inc.
925	6.500%—04/01/2027[2]	971
5,000	6.625%—10/15/2022	5,188
		6,159
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	American Tire Distributors Inc.
$2,700	10.250%—03/01/2022[2]	$ 2,808
	Goodyear Tire & Rubber Co.
1,630	4.875%—03/15/2027	1,632
	ZF North America Capital Inc.
1,680	4.000%—04/29/2020[2]	1,716
		12,315
AUTOMOBILES—0.2%
	Jaguar Land Rover Automotive plc
2,020	4.500%—10/01/2027[2]	2,000
BANKS—0.7%
	Royal Bank of Scotland Group plc
5,000	5.125%—05/28/2024	5,231
3,320	6.000%—12/19/2023	3,624
		8,855
BEVERAGES—0.2%
	Cott Holdings Inc.
2,500	5.500%—04/01/2025[2]	2,553
BIOTECHNOLOGY—0.2%
	Avantor Inc.
1,785	6.000%—10/01/2024[2]	1,805
BUILDING PRODUCTS—1.6%
	American Woodmark Corp.
825	4.875%—03/15/2026[2]	825
	Griffon Corp.
3,500	5.250%—03/01/2022	3,579
2,660	5.250%—03/01/2022[2]	2,720
		6,299
	Masonite International Corp.
600	5.625%—03/15/2023[2]	627
	Standard Industries Inc.
1,702	4.750%—01/15/2028[2]	1,698
5,000	5.500%—02/15/2023[2]	5,212
		6,910
	Summit Materials LLC
4,370	6.125%—07/15/2023	4,534
310	8.500%—04/15/2022	342
		4,876
		19,537
CAPITAL MARKETS—0.1%
	Deutsche Bank AG
1,585	4.875%—12/01/2032[1]	1,564
CHEMICALS—2.7%
	A Schulman Inc.
4,240	6.875%—06/01/2023	4,495
	Consolidated Energy Finance SA
965	6.750%—10/15/2019[2]	978
	NOVA Chemicals Corp.
3,100	4.875%—06/01/2024[2]	3,127
3,000	5.250%—08/01/2023[2]	3,095
		6,222

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	Platform Specialty Products Corp.
$2,000	5.875%—12/01/2025[2]	$ 2,035
5,000	6.500%—02/01/2022[2]	5,170
		7,205
	PQ Corp.
4,500	6.750%—11/15/2022[2]	4,826
	Tronox Finance LLC
4,255	7.500%—03/15/2022[2]	4,425
	Univar USA Inc.
5,000	6.750%—07/15/2023[2]	5,250
		33,401
COMMERCIAL SERVICES & SUPPLIES—3.4%
	Advanced Disposal Services Inc.
2,000	5.625%—11/15/2024[2]	2,070
	Brand Energy & Infrastructure Services Inc.
2,200	8.500%—07/15/2025[2]	2,293
	Brink's Co.
2,445	4.625%—10/15/2027[2]	2,384
	Clean Harbors Inc.
5,000	5.125%—06/01/2021	5,063
	Covanta Holding Corp.
1,025	5.875%—07/01/2025	1,045
7,000	6.375%—10/01/2022	7,184
		8,229
	Garda World Security Corp.
2,000	7.250%—11/15/2021[2]	2,050
	GFL Environmental Inc.
2,000	5.625%—05/01/2022[2]	2,080
2,300	9.875%—02/01/2021[2]	2,429
		4,509
	GW Honos Security Corp.
1,550	8.750%—05/15/2025[2]	1,686
	Harland Clarke Holdings Corp.
1,415	8.375%—08/15/2022[2]	1,479
	LSC Communications Inc.
2,235	8.750%—10/15/2023[2]	2,327
	NuStar Logistics LP
2,000	6.750%—02/01/2021	2,158
	RR Donnelley & Sons Co.
3,275	6.000%—04/01/2024	3,144
1,250	6.500%—11/15/2023	1,236
		4,380
	Waste Pro USA Inc.
1,000	5.500%—02/15/2026[2]	1,023
	Williams Scotsman International Inc.
2,990	7.875%—12/15/2022[2]	3,087
		42,738
COMMUNICATIONS EQUIPMENT—0.7%
	Commscope Inc.
400	5.000%—06/15/2021[2]	409
	Hughes Satellite Systems Corp.
1,500	6.500%—06/15/2019	1,571
800	6.625%—08/01/2026	848
4,250	7.625%—06/15/2021	4,659
		7,078
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMUNICATIONS EQUIPMENT—Continued
	Viasat Inc.
$1,055	5.625%—09/15/2025[2]	$ 1,054
		8,541
CONSTRUCTION & ENGINEERING—0.6%
	AECOM
2,650	5.125%—03/15/2027	2,660
5,000	5.750%—10/15/2022	5,247
		7,907
CONSUMER FINANCE—2.7%
	Ally Financial Inc.
800	4.125%—03/30/2020	811
3,015	4.625%—05/19/2022	3,113
750	4.750%—09/10/2018	758
2,000	5.750%—11/20/2025	2,148
5,055	7.500%—09/15/2020	5,573
1,883	8.000%—11/01/2031	2,408
		14,811
	Navient Corp.
2,500	5.000%—10/26/2020	2,551
2,000	7.250%—09/25/2023	2,165
		4,716
	Navient Corp. MTN[3]
2,655	5.500%—01/25/2023	2,675
5,005	7.250%—01/25/2022	5,438
		8,113
	Springleaf Finance Corp.
1,465	5.625%—03/15/2023	1,472
1,000	6.000%—06/01/2020	1,039
1,000	6.125%—05/15/2022	1,038
3,000	7.750%—10/01/2021	3,322
		6,871
		34,511
CONTAINERS & PACKAGING—3.2%
	Ard Finance SA
3,925	7.125%—09/15/2023	4,092
	Ardagh Packaging Finance plc
1,970	6.000%—06/30/2021-02/15/2025[2]	2,030
	Berry Global Inc.
2,000	6.000%—10/15/2022	2,092
	Berry Plastics Corp.
2,650	5.500%—05/15/2022	2,740
	Bway Holding Co.
1,600	5.500%—04/15/2024[2]	1,662
3,500	7.250%—04/15/2025[2]	3,662
		5,324
	Cascades Inc.
7,025	5.500%—07/15/2022[2]	7,201
4,050	5.750%—07/15/2023[2]	4,202
		11,403
	Flex Acquisition Co. Inc.
2,950	6.875%—01/15/2025[2]	3,033
	OI European Group BV
925	4.000%—03/15/2023[2]	920
	Reynolds Group Issuer Inc.
1,793	5.750%—10/15/2020	1,824

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Signode Industrial Group Lux SA
$6,885	6.375%—05/01/2022[2]	$ 7,186
		40,644
DIVERSIFIED CONSUMER SERVICES—0.1%
	Service Corp. International
870	4.625%—12/15/2027	865
DIVERSIFIED FINANCIAL SERVICES—0.8%
	Dae Funding LLC
470	4.000%—08/01/2020[2]	471
2,605	4.500%—08/01/2022[2]	2,598
4,260	5.000%—08/01/2024[2]	4,239
		7,308
	Virtu Financial
2,455	6.750%—06/15/2022[2]	2,584
		9,892
DIVERSIFIED TELECOMMUNICATION SERVICES—4.3%
	Altice Financing SA
2,100	7.500%—05/15/2026[2]	2,185
	CenturyLink Inc.
3,000	5.625%—04/01/2020	3,053
2,150	5.800%—03/15/2022	2,104
1,675	7.500%—04/01/2024	1,692
		6,849
	Frontier Communications Corp.
1,185	6.250%—09/15/2021	975
3,725	7.125%—01/15/2023	2,551
210	7.625%—04/15/2024	140
685	8.750%—04/15/2022	537
430	9.250%—07/01/2021	388
1,170	10.500%—09/15/2022	968
745	11.000%—09/15/2025	587
		6,146
	GCI Inc.
7,000	6.750%—06/01/2021	7,158
2,460	6.875%—04/15/2025	2,632
		9,790
	Inmarsat Finance plc
9,700	4.875%—05/15/2022[2]	9,676
	Intelsat Jackson Holdings SA
750	5.500%—08/01/2023	590
1,625	7.250%—10/15/2020	1,432
5,010	7.500%—04/01/2021	4,290
		6,312
	Level 3 Communications Inc.
1,925	5.750%—12/01/2022	1,949
	Telecom Italia Capital SA
625	6.000%—09/30/2034	700
775	6.375%—11/15/2033	895
		1,595
	Telecom Italia SpA
2,875	5.303%—05/30/2024[2]	3,047
	Zayo Group LLC
6,000	6.000%—04/01/2023	6,308
		53,857
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—0.3%
	Talen Energy Supply LLC
$660	6.500%—06/01/2025	$ 551
2,000	9.500%—07/15/2022[2]	2,101
1,125	10.500%—01/15/2026[2]	1,138
		3,790
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
	Anixter Inc.
9,000	5.125%—10/01/2021	9,517
750	5.500%—03/01/2023	802
		10,319
ENERGY EQUIPMENT & SERVICES—2.3%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022	3,057
	Ensco plc
1,325	7.750%—02/01/2026	1,321
	Nabors Industries Inc.
2,325	5.750%—02/01/2025[2]	2,292
	Precision Drilling Corp.
1,015	7.125%—01/15/2026[2]	1,058
	Pride International LLC
1,000	7.875%—08/15/2040	893
	Tesla Inc.
3,615	5.300%—08/15/2025[2]	3,455
	Transocean Inc.
1,565	6.800%—03/15/2038	1,350
1,335	7.500%—01/15/2026[2]	1,393
		2,743
	Trinidad Drilling Ltd.
2,375	6.625%—02/15/2025[2]	2,339
	Unit Corp.
4,900	6.625%—05/15/2021	4,967
	Weatherford International Ltd.
1,075	6.750%—09/15/2040	941
2,000	7.750%—06/15/2021	2,128
1,085	8.250%—06/15/2023	1,150
2,740	9.875%—02/15/2024	3,000
		7,219
		29,344
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
	Communications Sales & Leasing Inc.
1,035	7.125%—12/15/2024[2]	924
1,195	8.250%—10/15/2023	1,138
		2,062
	CoreCivic Inc.
2,080	4.750%—10/15/2027	2,028
	CyrusOne LP
2,230	5.000%—03/15/2024	2,280
1,130	5.375%—03/15/2027	1,178
		3,458
	Equinix Inc.
2,740	5.375%—05/15/2027	2,884
	FelCor Lodging LP
2,315	6.000%—06/01/2025	2,419
	GEO Group Inc.
2,650	5.875%—01/15/2022	2,733
	Iron Mountain Inc.
1,345	4.875%—09/15/2027[2]	1,293

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
$1,995	5.250%—03/15/2028[2]	$ 1,950
5,000	5.750%—08/15/2024	5,044
		8,287
	Kennedy-Wilson Inc.
5,000	5.875%—04/01/2024	5,137
	Ladder Capital Finance Corp.
2,510	5.250%—10/01/2025[2]	2,516
460	5.875%—08/01/2021[2]	477
		2,993
	MPT Operating Partnership LP
1,275	5.000%—10/15/2027	1,266
1,500	6.375%—03/01/2024	1,606
		2,872
	RHP Hotel Properties LP
3,000	5.000%—04/15/2021	3,045
	Sabra Health Care LP
1,800	5.500%—02/01/2021	1,848
	SBA Communications Corp.
1,745	4.000%—10/01/2022[2]	1,728
		41,494
FOOD & STAPLES RETAILING—0.9%
	Albertsons Companies LLC
7,000	5.750%—03/15/2025	6,282
	Rite Aid Corp.
5,120	6.125%—04/01/2023[2]	4,794
		11,076
FOOD PRODUCTS—0.4%
	B&G Foods Inc.
1,605	5.250%—04/01/2025	1,611
	Dean Foods Co.
775	6.500%—03/15/2023[2]	769
	Dole Food Co. Inc.
1,725	7.250%—06/15/2025[2]	1,841
	Post Holdings Inc.
984	5.750%—03/01/2027[2]	993
		5,214
GAS UTILITIES—1.1%
	AmeriGas Partners LP
950	5.500%—05/20/2025	976
2,850	5.750%—05/20/2027	2,932
		3,908
	Ferrellgas LP
5,000	6.500%—05/01/2021	4,875
4,005	6.750%—06/15/2023	3,805
		8,680
	Suburban Propane Partners LP
1,600	5.875%—03/01/2027	1,576
		14,164
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Hologic Inc.
1,555	4.375%—10/15/2025[2]	1,559
	Teleflex Inc.
1,480	4.625%—11/15/2027	1,480
		3,039
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—7.2%
	Acadia Healthcare Co. Inc.
$1,000	5.125%—07/01/2022	$ 1,017
1,500	5.625%—02/15/2023	1,526
3,000	6.500%—03/01/2024	3,150
		5,693
	Air Medical Merger Sub Corp.
4,330	6.375%—05/15/2023[2]	4,119
	Centene Corp.
7,750	5.625%—02/15/2021	7,987
	Community Health Systems Inc.
2,820	6.250%—03/31/2023	2,623
	DaVita HealthCare Partners Inc.
3,425	5.000%—05/01/2025	3,421
	DaVita Inc.
250	5.125%—07/15/2024	252
3,055	5.750%—08/15/2022	3,151
		3,403
	Envision Healthcare Corp.
5,000	5.125%—07/01/2022[2]	4,987
	HCA Holdings Inc.
2,500	6.250%—02/15/2021	2,672
	HCA Inc.
2,500	4.500%—02/15/2027	2,497
2,700	4.750%—05/01/2023	2,812
4,335	5.500%—06/15/2047	4,435
900	5.875%—02/15/2026	944
2,350	6.500%—02/15/2020	2,512
		13,200
	MEDNAX Inc.
1,700	5.250%—12/01/2023[2]	1,740
	Molina Healthcare Inc.
2,500	4.875%—06/15/2025[2]	2,509
2,000	5.375%—11/15/2022	2,104
		4,613
	Polaris Intermediate Corp.
7,390	8.500%—12/01/2022[2]	7,713
	RegionalCare Hospital Partners Holdings Inc.
6,400	8.250%—05/01/2023[2]	6,752
	Sterigenics-Nordion Topco LLC
6,000	8.125%—11/01/2021[2]	6,075
	Team Health Holdings Inc.
3,205	6.375%—02/01/2025[2]	3,005
	Tenet Healthcare Corp.
750	4.375%—10/01/2021	754
5,876	4.625%—07/15/2024[2]	5,795
1,390	6.875%—11/15/2031	1,223
4,740	8.125%—04/01/2022	4,909
		12,681
	THC Escrow Corp. III
550	5.125%—05/01/2025[2]	545
		91,229
HOTELS, RESTAURANTS & LEISURE—1.9%
	Brinker International Inc.
2,500	3.875%—05/15/2023	2,437
1,075	5.000%—10/01/2024[2]	1,086
		3,523
	CRC Escrow Issuer LLC
2,130	5.250%—10/15/2025[2]	2,120

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Eldorado Resorts Inc.
$1,005	6.000%—04/01/2025	$ 1,054
	ESH Hospitality Inc.
4,050	5.250%—05/01/2025[2]	4,090
	IRB Holding Corp.
2,140	6.750%—02/15/2026[2]	2,172
	Landry's Inc.
1,510	6.750%—10/15/2024[2]	1,565
	MGM Growth Properties Operating Partnership LP
695	4.500%—01/15/2028[2]	680
	Scientific Games International Inc.
1,765	5.000%—10/15/2025[2]	1,774
500	6.250%—09/01/2020	505
2,000	6.625%—05/15/2021	2,080
188	7.000%—01/01/2022[2]	199
		4,558
	Viking Cruises Ltd.
2,525	5.875%—09/15/2027[2]	2,544
	Voc Escrow Ltd.
1,685	5.000%—02/15/2028[2]	1,689
		23,995
HOUSEHOLD DURABLES—1.8%
	CalAtlantic Group Inc.
1,075	5.000%—06/15/2027	1,110
475	5.250%—06/01/2026	499
400	5.875%—11/15/2024	438
1,270	8.375%—05/15/2018	1,295
		3,342
	Kronos Acquisition Holdings Inc.
6,050	9.000%—08/15/2023[2]	5,959
	Lennar Corp.
910	2.950%—11/29/2020[2]	903
500	4.125%—12/01/2018	506
6,410	4.500%—11/15/2019-04/30/2024	6,545
		7,954
	M/I Homes Inc.
1,205	5.625%—08/01/2025	1,232
	Toll Brothers Finance Corp.
710	4.350%—02/15/2028	706
	Tri Pointe Group Inc.
1,400	4.875%—07/01/2021	1,456
2,125	5.250%—06/01/2027	2,149
		3,605
		22,798
HOUSEHOLD PRODUCTS—1.5%
	Energizer Holdings Inc.
4,000	5.500%—06/15/2025[2]	4,110
	First Quality Finance Co. Inc.
8,000	4.625%—05/15/2021[2]	8,090
	Mattel Inc.
1,510	6.750%—12/31/2025[2]	1,533
	Prestige Brands Inc.
4,650	5.375%—12/15/2021[2]	4,725
		18,458
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.9%
	AES Corp.
$4,500	5.500%—04/15/2025	$ 4,702
300	6.000%—05/15/2026	324
		5,026
	Calpine Corp.
1,115	5.250%—06/01/2026[2]	1,099
1,670	5.500%—02/01/2024	1,600
1,500	5.750%—01/15/2025	1,425
		4,124
	Dynegy Inc.
4,000	7.375%—11/01/2022	4,236
1,000	8.000%—01/15/2025[2]	1,092
		5,328
	Nextera Energy Operating Partners LP
1,450	4.250%—09/15/2024[2]	1,461
1,000	4.500%—09/15/2027[2]	989
		2,450
	NRG Energy Inc.
550	5.750%—01/15/2028[2]	551
3,100	6.250%—07/15/2022-05/01/2024	3,255
1,475	6.625%—01/15/2027	1,564
		5,370
	Terraform Power Operating LLC
1,980	5.000%—01/31/2028[2]	1,955
		24,253
INSURANCE—0.8%
	Acrisure Finance Inc.
2,830	7.000%—11/15/2025[2]	2,823
	AssuredPartners Inc.
1,555	7.000%—08/15/2025[2]	1,598
	NFP Corp.
3,000	6.875%—07/15/2025[2]	3,105
	Usis Merger Sub Inc.
2,000	6.875%—05/01/2025[2]	2,065
		9,591
INTERNET & DIRECT MARKETING RETAIL—0.2%
	NetFlix Inc.
3,035	4.875%—04/15/2028[2]	3,016
INTERNET SOFTWARE & SERVICES—0.2%
	Match Group Inc.
1,810	5.000%—12/15/2027[2]	1,819
IT SERVICES—1.5%
	Alliance Data Systems Corp.
2,500	5.375%—08/01/2022[2]	2,545
750	6.375%—04/01/2020[2]	758
		3,303
	Alliance Data Systems Corp. MTN[3]
3,175	5.875%—11/01/2021[2]	3,270
	First Data Corp.
1,995	5.375%—08/15/2023[2]	2,062
1,850	5.750%—01/15/2024[2]	1,919
		3,981

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—Continued
	WEX Inc.
$7,805	4.750%—02/01/2023[2]	$ 7,946
		18,500
LEISURE PRODUCTS—0.1%
	Vista Outdoor Inc.
1,500	5.875%—10/01/2023	1,459
LIFE SCIENCES TOOLS & SERVICES—1.0%
	Eagle Holding Co. II LLC
3,000	7.625%—05/15/2022[2]	3,064
	inVentiv Group Holdings Inc.
745	7.500%—10/01/2024[2]	812
	Jaguar Holding Co. II
2,250	6.375%—08/01/2023[2]	2,334
	Quintiles IMS Inc.
495	5.000%—10/15/2026[2]	506
	Quintiles Transnational Corp.
2,350	4.875%—05/15/2023[2]	2,444
	West Street Merger Sub Inc.
3,250	6.375%—09/01/2025[2]	3,307
		12,467
MACHINERY—0.5%
	Allison Transmission Inc.
1,200	4.750%—10/01/2027[2]	1,197
	CNH Industrial Capital LLC
150	4.375%—04/05/2022	155
	EnPro Industries Inc.
1,925	5.875%—09/15/2022	2,012
	Navistar International Corp.
3,055	6.625%—11/01/2025[2]	3,201
		6,565
MEDIA—12.8%
	Altice Luxembourg SA
2,735	7.750%—05/15/2022[2]	2,636
	AMC Entertainment Holdings Inc.
1,125	5.750%—06/15/2025	1,101
1,925	5.875%—11/15/2026	1,879
		2,980
	AMC Networks Inc.
4,350	4.750%—08/01/2025	4,355
	Block Communications Inc.
2,550	6.875%—02/15/2025[2]	2,665
	Cable One Inc.
2,885	5.750%—06/15/2022[2]	2,979
	Cablevision Systems Corp.
8,850	8.000%—04/15/2020	9,525
	CCO Holdings LLC
2,000	5.000%—02/01/2028[2]	1,945
3,000	5.125%—05/01/2027[2]	2,929
5,250	5.250%—03/15/2021-09/30/2022	5,382
3,500	5.875%—04/01/2024[2]	3,666
		13,922
	Cequel Communications Holdings I LLC
3,740	5.125%—12/15/2021[2]	3,773
3,000	6.375%—09/15/2020[2]	3,045
		6,818
	CSC Holdings LLC
1,966	5.250%—06/01/2024	1,922
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
$1,250	5.375%—02/01/2028[2]	$ 1,250
630	10.875%—10/15/2025[2]	752
		3,924
	DISH DBS Corp.
5,000	5.000%—03/15/2023	4,708
6,330	5.875%—11/15/2024	6,026
3,325	6.750%—06/01/2021	3,491
		14,225
	MDC Partners Inc.
1,525	6.500%—05/01/2024[2]	1,544
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,838
2,000	6.375%—04/01/2023	2,070
		4,908
	Meredith Corp.
1,660	6.875%—02/01/2026[2]	1,704
	Midcontinent Finance Corp.
4,370	6.875%—08/15/2023[2]	4,654
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,175
	Outfront Media Capital LLC
1,400	5.875%—03/15/2025	1,462
	Radiate HoldCo LLC
5,300	6.625%—02/15/2025[2]	5,194
665	6.875%—02/15/2023[2]	672
		5,866
	Regal Entertainment Group
510	5.750%—02/01/2025	526
	SFR Group SA
6,500	6.000%—05/15/2022[2]	6,365
1,265	6.250%—05/15/2024[2]	1,213
4,250	7.375%—05/01/2026[2]	4,205
		11,783
	Sinclair Television Group Inc.
4,000	6.125%—10/01/2022	4,130
	Sirius XM Radio Inc.
7,500	6.000%—07/15/2024[2]	7,856
	Telenet Finance Luxembourg Notes Sarl
4,400	5.500%—03/01/2028[2]	4,400
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	4,819
	Tribune Media Co.
10,000	5.875%—07/15/2022	10,337
	Univision Communications Inc.
5,830	5.125%—02/15/2025[2]	5,670
1,509	6.750%—09/15/2022[2]	1,569
		7,239
	UPCB Finance IV Ltd.
7,500	5.375%—01/15/2025[2]	7,669
	Virgin Media Secured Finance plc
880	5.250%—01/15/2021	926
1,070	5.500%—08/15/2026[2]	1,100
		2,026
	WMG Acquisition Corp.
1,700	5.625%—04/15/2022[2]	1,753
5,515	6.750%—04/15/2022[2]	5,736
		7,489

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Ziggo Bond Finance BV
$3,255	5.875%—01/15/2025[2]	$ 3,246
720	6.000%—01/15/2027[2]	711
		3,957
		161,573
METALS & MINING—4.9%
	AK Steel Corp.
825	6.375%—10/15/2025	819
2,050	7.000%—03/15/2027	2,106
		2,925
	Alcoa Nederland Holding BV
2,000	6.750%—09/30/2024[2]	2,185
975	7.000%—09/30/2026[2]	1,086
		3,271
	Alliance Resource Operating Partners
2,825	7.500%—05/01/2025[2]	3,069
	Anglo American Capital plc
2,650	9.375%—04/08/2019[2]	2,860
	Arcelormittal
1,195	7.250%—10/15/2039	1,547
	Big River Steel LLC
2,050	7.250%—09/01/2025[2]	2,204
	BlueScope Steel Finance Ltd.
3,000	6.500%—05/15/2021[2]	3,127
	Commercial Metals Co.
1,070	5.375%—07/15/2027	1,102
	Constellium NV
2,000	5.750%—05/15/2024[2]	2,055
2,000	6.625%—03/01/2025[2]	2,115
		4,170
	FMG Resources August 2006 Pty Ltd.
3,810	4.750%—05/15/2022[2]	3,881
3,075	5.125%—05/15/2024[2]	3,123
3,985	9.750%—03/01/2022[2]	4,400
		11,404
	Freeport-McMoRan Inc.
2,000	3.875%—03/15/2023	1,997
2,430	5.400%—11/14/2034	2,547
1,435	5.450%—03/15/2043	1,482
		6,026
	Grinding Media Inc.
3,375	7.375%—12/15/2023[2]	3,603
	Novelis Corp.
3,105	6.250%—08/15/2024[2]	3,260
	Steel Dynamics Inc.
300	5.125%—10/01/2021	308
546	5.250%—04/15/2023	563
		871
	SunCoke Energy Partners LP
2,975	7.500%—06/15/2025[2]	3,131
	Teck Resources Ltd.
7,800	4.750%—01/15/2022	8,112
1,415	5.200%—03/01/2042	1,433
		9,545
		62,115
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
	Starwood Property Trust Inc.
$1,385	3.625%—02/01/2021[2]	$ 1,390
1,465	4.750%—03/15/2025[2]	1,450
2,000	5.000%—12/15/2021	2,089
		4,929
OIL, GAS & CONSUMABLE FUELS—10.2%
	Ascent Resources Utica Holdings LLC
1,950	10.000%—04/01/2022[2]	2,157
	Baytex Energy Corp.
550	5.125%—06/01/2021[2]	535
6,025	5.625%—06/01/2024[2]	5,678
		6,213
	Cheniere Corpus Christi Holdings LLC
1,215	5.125%—06/30/2027	1,258
	Cheniere Energy Partners LP
3,485	5.250%—10/01/2025[2]	3,559
	Chesapeake Energy Corp.
5,355	8.000%—06/15/2027[2]	5,315
	Consol Mining Corp.
1,800	11.000%—11/15/2025[2]	1,921
	Continental Resources Inc.
600	4.900%—06/01/2044	601
	Crestwood Midstream Partners LP
1,050	5.750%—04/01/2025	1,088
	Crownrock Finance Inc.
1,920	5.625%—10/15/2025[2]	1,944
	Denbury Resources Inc.
4,900	5.500%—05/01/2022	3,834
4,450	9.000%—05/15/2021[2]	4,573
		8,407
	Energy Transfer Equity LP
1,000	7.500%—10/15/2020	1,102
	Extraction Oil & Gas Inc.
1,175	5.625%—02/01/2026[2]	1,178
1,085	7.375%—05/15/2024[2]	1,180
		2,358
	Genesis Energy LP
750	6.000%—05/15/2023	764
455	6.500%—10/01/2025	465
3,650	6.750%—08/01/2022	3,805
		5,034
	Global Partners LP
1,450	7.000%—06/15/2023	1,504
	Great Western Petroleum LLC
1,000	9.000%—09/30/2021[2]	1,057
	Gulfport Energy Corp.
1,500	6.000%—10/15/2024	1,519
1,205	6.375%—01/15/2026[2]	1,214
		2,733
	Jonah Energy LLC
1,000	7.250%—10/15/2025[2]	1,010
	Jupiter Resources Inc.
2,494	8.500%—10/01/2022[2]	1,534
	Murphy Oil Corp.
4,600	4.450%—12/01/2022	4,629
1,900	5.875%—12/01/2042	1,838
		6,467

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	NGL Energy Partners LP
$2,535	5.125%—07/15/2019	$ 2,579
1,215	6.875%—10/15/2021	1,250
2,800	7.500%—11/01/2023	2,933
		6,762
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	563
2,085	4.875%—08/15/2027[2]	2,150
		2,713
	Oasis Petroleum Inc.
3,890	6.875%—03/15/2022-01/15/2023	4,021
	PDC Energy Inc.
1,650	5.750%—05/15/2026[2]	1,681
	QEP Resources Inc.
50	5.250%—05/01/2023	51
35	5.625%—03/01/2026	36
500	6.875%—03/01/2021	543
		630
	Range Resources Corp.
4,565	5.875%—07/01/2022	4,770
	Rockies Express Pipeline LLC
2,830	6.000%—01/15/2019[2]	2,915
2,040	6.875%—04/15/2040[2]	2,399
		5,314
	Rose Rock Midstream LP
5,500	5.625%—07/15/2022-11/15/2023	5,511
	Sanchez Energy Corp.
200	6.125%—01/15/2023	176
8,650	7.750%—06/15/2021	8,563
		8,739
	Semgroup Corp.
2,750	6.375%—03/15/2025[2]	2,771
	SM Energy Co.
350	6.125%—11/15/2022	365
	Southwestern Energy Co.
1,025	7.500%—04/01/2026	1,074
875	7.750%—10/01/2027	909
		1,983
	SRC Energy Inc.
2,505	6.250%—12/01/2025[2]	2,593
	Summit Midstream Holdings LLC
2,150	5.750%—04/15/2025	2,177
	Sunoco LP
1,085	4.875%—01/15/2023[2]	1,108
695	5.500%—02/15/2026[2]	711
		1,819
	Tallgrass Energy Finance Corp.
4,500	5.500%—09/15/2024[2]	4,635
	Targa Resources Partners LP
660	5.000%—01/15/2028[2]	656
	Whiting Petroleum Corp.
4,083	5.750%—03/15/2021	4,236
720	6.625%—01/15/2026[2]	738
		4,974
	Wildhorse Resource Development Corp.
3,725	6.875%—02/01/2025	3,865
	Williams Cos. Inc.
670	8.750%—03/15/2032	910
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	WPX Energy Inc.
$5,270	8.250%—08/01/2023	$ 6,074
		128,225
PHARMACEUTICALS—1.8%
	Endo Finance LLC
2,500	5.375%—01/15/2023[2]	1,963
500	7.250%—01/15/2022[2]	437
		2,400
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,650
1,000	5.625%—10/15/2023[2]	860
800	5.750%—08/01/2022[2]	738
		3,248
	Teva Pharmaceuticals Finance Netherlands III BV
2,750	2.200%—07/21/2021	2,564
	Valeant Pharmaceuticals International Inc.
5,205	5.375%—03/15/2020[2]	5,192
2,250	5.500%—11/01/2025[2]	2,282
2,300	5.625%—12/01/2021[2]	2,225
1,500	6.500%—03/15/2022[2]	1,576
3,500	7.500%—07/15/2021[2]	3,522
		14,797
		23,009
PROFESSIONAL SERVICES—0.8%
	Camelot Finance SA
3,000	7.875%—10/15/2024[2]	3,202
	Nielsen Co. Luxembourg Sarl
1,625	5.500%—10/01/2021[2]	1,670
	Nielsen Finance LLC.
1,500	4.500%—10/01/2020	1,515
1,850	5.000%—04/15/2022[2]	1,885
		3,400
	Tempo Acquisition LLC
1,940	6.750%—06/01/2025[2]	1,984
		10,256
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
	Freedom Mortgage Corp.
1,170	8.125%—11/15/2024[2]	1,226
	Greystar Real Estate Partners LLC
1,310	5.750%—12/01/2025[2]	1,349
	Realogy Group LLC
5,500	5.250%—12/01/2021[2]	5,679
		8,254
ROAD & RAIL—0.9%
	Avis Budget Car Rental LLC
2,000	5.125%—06/01/2022[2]	2,018
1,000	5.250%—03/15/2025[2]	986
1,000	5.500%—04/01/2023	1,011
		4,015
	Herc Rentals Inc.
2,340	7.500%—06/01/2022[2]	2,525

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—Continued
	Hertz Corp.
$750	5.875%—10/15/2020	$ 754
4,200	7.625%—06/01/2022[2]	4,399
		5,153
		11,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
2,000	7.000%—07/01/2024	2,110
1,500	7.500%—08/15/2022	1,673
		3,783
	Micron Technology Inc.
3,500	5.250%—01/15/2024[2]	3,657
125	5.500%—02/01/2025	132
		3,789
		7,572
SOFTWARE—1.4%
	CDK Global Inc.
500	3.800%—10/15/2019	506
	Infor Software Parent LLC
5,000	7.125%—05/01/2021[2]	5,125
	Infor US Inc.
3,300	6.500%—05/15/2022	3,420
	Informatica LLC
2,305	7.125%—07/15/2023[2]	2,385
	Nuance Communications Inc.
28	5.375%—08/15/2020[2]	28
2,275	5.625%—12/15/2026	2,363
3,000	6.000%—07/01/2024	3,192
		5,583
	Symantec Corp.
500	5.000%—04/15/2025[2]	511
		17,530
SPECIALTY RETAIL—0.9%
	Asbury Automotive Group Inc.
200	6.000%—12/15/2024	209
	L Brands Inc.
975	5.250%—02/01/2028	965
1,480	6.875%—11/01/2035	1,521
		2,486
	Limited Brands Inc.
500	5.625%—02/15/2022	529
	Penske Automotive Group Inc.
4,860	5.750%—10/01/2022	5,007
	PetSmart Inc.
2,620	5.875%—06/01/2025[2]	2,034
2,198	7.125%—03/15/2023[2]	1,393
		3,427
		11,658
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Diamond 1 Finance Corp.
1,965	5.875%—06/15/2021[2]	2,040
850	7.125%—06/15/2024[2]	929
		2,969
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
	EMC Corp.
$345	2.650%—06/01/2020	$ 340
750	3.375%—06/01/2023	713
		1,053
	NCR Corp.
3,500	5.875%—12/15/2021	3,605
900	6.375%—12/15/2023	947
		4,552
	Seagate HDD Cayman
2,000	4.875%—03/01/2024[2]	2,026
	Western Digital Corp.
1,875	4.750%—02/15/2026	1,903
		12,503
THRIFTS & MORTGAGE FINANCE—1.3%
	Nationstar Mortgage LLC
4,750	6.500%—08/01/2018-07/01/2021	4,807
747	7.875%—10/01/2020	766
		5,573
	Quicken Loans Inc.
3,400	5.250%—01/15/2028[2]	3,333
7,500	5.750%—05/01/2025[2]	7,678
		11,011
		16,584
TRADING COMPANIES & DISTRIBUTORS—0.8%
	Aircastle Ltd.
4,000	6.250%—12/01/2019	4,205
	United Rentals North America Inc.
495	4.625%—10/15/2025	504
1,975	4.875%—01/15/2028	1,980
1,325	5.500%—05/15/2027	1,395
2,000	5.750%—11/15/2024	2,112
		5,991
		10,196
WIRELESS TELECOMMUNICATION SERVICES—2.7%
	Softbank Corp.
1,210	4.500%—04/15/2020[2]	1,233
	Sprint Capital Corp.
3,165	6.875%—11/15/2028	3,280
	Sprint Communications Inc.
6,500	6.000%—11/15/2022	6,500
	Sprint Corp.
4,000	7.125%—06/15/2024	4,065
4,250	7.250%—09/15/2021	4,527
1,000	7.625%—02/15/2025	1,040
2,375	7.875%—09/15/2023	2,514
		12,146
	T-Mobile USA Inc.
600	4.000%—04/15/2022	613
500	4.500%—02/01/2026	503
1,380	4.750%—02/01/2028	1,387
850	5.125%—04/15/2025	880
850	5.375%—04/15/2027	895

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
$1,000	6.000%—03/01/2023	$ 1,049
5,500	6.500%—01/15/2024-01/15/2026	5,942
		11,269
		34,428
TOTAL CORPORATE BONDS & NOTES
(Cost $1,165,768)		1,190,744

SHORT-TERM INVESTMENTS—0.1%
(Cost $1,791)
REPURCHASE AGREEMENTS
1,791	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by U.S. Treasury Notes (market value $1,828)	1,791
TOTAL INVESTMENTS—98.4%
(Cost $1,214,888)		1,240,515
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		19,832
TOTAL NET ASSETS—100.0%		$1,260,347
FAIR VALUE MEASUREMENTS
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at January 31, 2018.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $608,718,000 or 49% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 3.6%)

CORPORATE BONDS & NOTES—96.4%
Principal Amount		Value
AEROSPACE & DEFENSE—1.2%
	Bombardier Inc.
$475	6.000%—10/15/2022[1]	$ 478
	Transdigm Inc.
250	6.375%—06/15/2026	257
		735
AIRLINES—1.1%
	Intrepid Aviation Group Holdings LLC
550	6.875%—02/15/2019[1]	548
	US Airways 2012-2 Class B Pass-Through Trust
116	6.750%—12/03/2022	126
		674
AUTO COMPONENTS—1.7%
	Allison Transmission Inc.
400	5.000%—10/01/2024[1]	405
	Dana Financing Luxembourg Sarl
400	5.750%—04/15/2025[1]	421
	Delphi Jersey Holdings plc
200	5.000%—10/01/2025[1]	200
		1,026
AUTOMOBILES—1.8%
	Aston Martin Capital Holdings Ltd.
350	6.500%—04/15/2022[1]	371
	Fiat DaimlerChrysler Automobiles NV
225	5.250%—04/15/2023	239
	McLaren Finance plc
475	5.750%—08/01/2022[1]	489
		1,099
BANKS—1.8%
	Commerzbank AG MTN[2]
200	8.125%—09/19/2023[1]	239
	Intesa Sanpaolo SpA MTN[2]
300	5.017%—06/26/2024[1]	307
	Oxford Finance LLC
50	6.375%—12/15/2022[1]	52
	Royal Bank of Scotland Group plc
175	5.125%—05/28/2024	183
	Unicredit SpA
300	5.861% (US Treasury Yield Curve Rate T Note 1 Year CMT + 3.650) 06/19/2032[1,3]	320
		1,101
BEVERAGES—0.4%
	Cott Holdings Inc.
250	5.500%—04/01/2025[1]	255
BUILDING PRODUCTS—0.8%
	Building Materials Corp. of America
500	5.375%—11/15/2024[1]	520

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—0.9%
	Icahn Enterprises Finance Corp.
$250	5.875%—02/01/2022	$ 255
	LPL Holdings Inc.
300	5.750%—09/15/2025[1]	307
		562
CHEMICALS—4.4%
	CF Industries Inc.
425	5.150%—03/15/2034	430
	Cornerstone Chemical Co.
400	6.750%—08/15/2024[1]	402
	Hexion Inc.
375	6.625%—04/15/2020	343
	INEOS Group Holdings SA
400	5.625%—08/01/2024[1]	412
	NOVA Chemicals Corp.
125	4.875%—06/01/2024[1]	126
325	5.250%—06/01/2027[1]	325
		451
	Nufarm Australia Ltd.
300	6.375%—10/15/2019[1]	305
	Venator Materials Corp.
375	5.750%—07/15/2025[1]	388
		2,731
COMMERCIAL SERVICES & SUPPLIES—0.6%
	Novelis Corp.
375	5.875%—09/30/2026[1]	387
COMMUNICATIONS EQUIPMENT—1.3%
	Plantronics Inc.
400	5.500%—05/31/2023[1]	415
	Syniverse Foreign Holdings Corp.
400	9.125%—01/15/2022[1]	417
		832
CONSTRUCTION & ENGINEERING—1.2%
	MDC Holdings Inc.
300	5.500%—01/15/2024	316
	Meritage Homes Corp.
250	5.125%—06/06/2027	254
	Weekley Homes LLC
150	6.625%—08/15/2025[1]	151
		721
CONSTRUCTION MATERIALS—0.6%
	Cemex SAB de CV
325	7.750%—04/16/2026[1]	369
CONSUMER FINANCE—1.9%
	Credit Acceptance Corp.
650	7.375%—03/15/2023	683
	Navient Corp. MTN[2]
175	5.625%—08/01/2033	159
300	6.125%—03/25/2024	307
		466
		1,149
CONTAINERS & PACKAGING—0.6%
	Ard Finance SA
125	7.125%—09/15/2023	130
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Ardagh Packaging Finance plc
$225	7.250%—05/15/2024[1]	$ 243
		373
DIVERSIFIED TELECOMMUNICATION SERVICES—5.6%
	Altice Luxembourg SA
100	7.750%—05/15/2022[1]	96
	CenturyLink Inc.
125	7.500%—04/01/2024	126
	CSC Holdings LLC
475	5.500%—04/15/2027[1]	482
	Frontier Communications Corp.
225	9.000%—08/15/2031	148
200	11.000%—09/15/2025	158
		306
	Hughes Satellite Systems Corp.
300	5.250%—08/01/2026	304
	Qwest Corp.
325	6.875%—09/15/2033	317
	SFR Group SA
250	7.375%—05/01/2026[1]	247
	Telecom Italia SpA
275	5.303%—05/30/2024[1]	292
	UPC Holding BV
425	5.500%—01/15/2028[1]	409
	Videotron Ltd.
225	5.125%—04/15/2027[1]	234
	Virgin Media Secured Finance plc
375	5.500%—08/15/2026[1]	386
	Ziggo Bond Finance BV
250	6.000%—01/15/2027[1]	247
		3,446
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
	Ingram Micro Inc.
250	5.450%—12/15/2024	248
	TTM Technologies Inc.
275	5.625%—10/01/2025[1]	283
		531
ENERGY EQUIPMENT & SERVICES—4.7%
	Archrock Partners LP
250	6.000%—04/01/2021	254
	Calfrac Holdings LP
375	7.500%—12/01/2020[1]	372
	CSI Compressco LP
275	7.250%—08/15/2022	272
	Ensco plc
275	5.750%—10/01/2044	198
	FTS International Inc.
311	9.088% (3 Month USD Libor + 7.500) 06/15/2020[1,4]	316
	Oceaneering International Inc.
125	4.650%—11/15/2024	122
	Parker Drilling Co.
300	6.750%—07/15/2022	259
	Pioneer Energy Services Corp.
250	6.125%—03/15/2022	225
	SESI LLC
300	7.125%—12/15/2021	308
	Sunoco LP
125	4.875%—01/15/2023[1]	128

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Weatherford International Ltd.
$425	4.500%—04/15/2022	$ 406
50	6.500%—08/01/2036	43
		449
		2,903
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
	CyrusOne LP
225	5.375%—03/15/2027	235
	Greystar Real Estate Partners LLC
100	5.750%—12/01/2025[1]	103
	MPT Operating Partnership LP
250	5.000%—10/15/2027	248
		586
FOOD PRODUCTS—1.2%
	Dean Foods Co.
400	6.500%—03/15/2023[1]	397
	Post Holdings Inc.
350	5.750%—03/01/2027[1]	353
		750
HEALTH CARE PROVIDERS & SERVICES—4.1%
	Community Health Systems Inc.
300	8.000%—11/15/2019	282
	HCA Inc.
250	5.000%—03/15/2024	261
250	5.250%—06/15/2026	262
400	5.375%—02/01/2025	410
		933
	Healthsouth Corp.
300	5.750%—11/01/2024	307
	LifePoint Health Inc.
350	5.875%—12/01/2023	352
	Tenet Healthcare Corp.
275	6.750%—06/15/2023	272
	Universal Hospital Services Inc.
375	7.625%—08/15/2020	379
		2,525
HOTELS, RESTAURANTS & LEISURE—6.1%
	GLP Financing II Inc.
225	5.375%—04/15/2026	241
	Golden Nugget Inc.
425	6.750%—10/15/2024[1]	441
	International Game Technology plc
275	6.500%—02/15/2025[1]	307
	Melco Resorts Finance Ltd.
250	4.875%—06/06/2025[1]	250
	Penn National Gaming Inc.
500	5.625%—01/15/2027[1]	520
	PF Chang's China Bistro Inc.
350	10.250%—06/30/2020[1]	312
	Pinnacle Entertainment Inc.
250	5.625%—05/01/2024	269
	Scientific Games International Inc.
75	5.000%—10/15/2025[1]	75
450	10.000%—12/01/2022	494
		569
	Viking Cruises Ltd.
500	5.875%—09/15/2027[1]	504
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Wynn Las Vegas LLC
$350	5.500%—03/01/2025[1]	$ 354
		3,767
HOUSEHOLD DURABLES—3.2%
	Ashton Woods USA LLC
300	6.750%—08/01/2025[1]	302
	AV Homes Inc.
250	6.625%—05/15/2022	262
	CalAtlantic Group Inc.
250	5.000%—06/15/2027	258
	Century Communities Inc.
325	5.875%—07/15/2025	330
	M/I Homes Inc.
250	5.625%—08/01/2025	256
	Tempur Sealy International Inc.
300	5.625%—10/15/2023	311
	William Lyon Homes Inc.
250	5.875%—01/31/2025	256
		1,975
HOUSEHOLD PRODUCTS—0.9%
	Energizer Holdings Inc.
225	5.500%—06/15/2025[1]	231
	Kronos Acquisition Holdings Inc.
325	9.000%—08/15/2023[1]	320
		551
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—3.2%
	AES Corp.
500	5.500%—03/15/2024	518
200	6.000%—05/15/2026	216
		734
	Calpine Corp.
600	5.250%—06/01/2026[1]	591
	Dynegy Inc.
225	7.375%—11/01/2022	238
	Talen Energy Supply LLC
400	9.500%—07/15/2022[1]	420
		1,983
INSURANCE—0.8%
	Acrisure Finance Inc.
513	7.000%—11/15/2025[1]	512
INTERNET SOFTWARE & SERVICES—1.8%
	J2 Cloud Services LLC
575	6.000%—07/15/2025[1]	611
	Match Group Inc.
175	6.375%—06/01/2024	190
	Rackspace Hosting Inc.
275	8.625%—11/15/2024[1]	293
		1,094
IT SERVICES—1.3%
	Cardtronics Inc.
325	5.125%—08/01/2022	316
100	5.500%—05/01/2025[1]	94
		410

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—Continued
	First Data Corp.
$400	7.000%—12/01/2023[1]	$ 422
		832
MACHINERY—0.9%
	Navistar International Corp.
500	6.625%—11/01/2025[1]	524
MEDIA—5.3%
	Block Communications Inc.
400	6.875%—02/15/2025[1]	418
	CCO Holdings LLC
475	5.500%—05/01/2026[1]	486
	DISH DBS Corp.
150	5.875%—11/15/2024	143
400	7.750%—07/01/2026	412
		555
	Intelsat Jackson Holdings SA
350	7.250%—10/15/2020	308
	Lamar Media Corp.
225	5.750%—02/01/2026	238
	Nexstar Escrow Corp.
350	5.625%—08/01/2024[1]	363
	Sinclair Television Group Inc.
250	5.625%—08/01/2024[1]	258
	Sirius XM Radio Inc.
375	5.000%—08/01/2027[1]	374
	Univision Communications Inc.
250	5.125%—02/15/2025[1]	243
		3,243
METALS & MINING—5.0%
	AK Steel Corp.
250	6.375%—10/15/2025	248
	Alcoa Nederland Holding BV
200	7.000%—09/30/2026[1]	223
	Arcelormittal
250	7.250%—10/15/2039	324
	Constellium NV
250	6.625%—03/01/2025[1]	264
	Freeport-McMoRan Inc.
500	4.550%—11/14/2024	511
	Grinding Media Inc.
500	7.375%—12/15/2023[1]	534
	New Gold Inc.
525	6.250%—11/15/2022[1]	539
	Teck Resources Ltd.
400	6.250%—07/15/2041	465
		3,108
MULTILINE RETAIL—0.3%
	Spectrum Brands Inc.
175	5.750%—07/15/2025	185
OIL, GAS & CONSUMABLE FUELS—14.5%
	Antero Resources Corp.
500	5.125%—12/01/2022	513
	Carrizo Oil & Gas Inc.
145	7.500%—09/15/2020	148
	Cenovus Energy Inc.
325	6.750%—11/15/2039	393
	Cheniere Energy Partners LP
250	5.250%—10/01/2025[1]	255
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Chesapeake Energy Corp.
$350	8.000%—12/15/2022-06/15/2027[1]	$ 364
	Continental Resources Inc.
425	4.900%—06/01/2044	426
	Crestwood Midstream Partners LP
300	6.250%—04/01/2023	314
	Diamond Offshore Drilling Inc.
100	4.875%—11/01/2043	77
	Everest Acquisition Finance Inc.
275	9.375%—05/01/2020	263
	Gulfport Energy Corp.
450	6.375%—01/15/2026[1]	453
	Hilcorp Finance Co.
250	5.000%—12/01/2024[1]	252
	Jones Energy Holdings LLC
300	6.750%—04/01/2022	230
	Laredo Petroleum Inc.
300	5.625%—01/15/2022	305
	Meg Energy Corp.
350	6.375%—01/30/2023[1]	303
	Murphy Oil Corp.
350	5.750%—08/15/2025	360
500	6.875%—08/15/2024	535
		895
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	363
	Nabors Industries Inc.
250	5.500%—01/15/2023	251
	Newfield Exploration Co.
500	5.375%—01/01/2026	531
	Noble Holding International Ltd.
375	7.750%—01/15/2024	350
	Oasis Petroleum Inc.
250	6.875%—03/15/2022	258
	QEP Resources Inc.
250	5.625%—03/01/2026	257
	Rose Rock Midstream LP
250	5.625%—07/15/2022	254
	Sanchez Energy Corp.
300	6.125%—01/15/2023	264
	SM Energy Co.
250	5.625%—06/01/2025	249
	Targa Resources Partners Finance Corp.
225	6.750%—03/15/2024	241
	Transocean Inc.
325	5.800%—10/15/2022	330
	Welltec A/S
350	9.500%—12/01/2022[1]	368
		8,907
PHARMACEUTICALS—3.4%
	Endo Finance LLC
175	5.875%—10/15/2024[1]	179
150	6.000%—07/15/2023[1]	118
		297
	Horizon Pharma Inc.
300	6.625%—05/01/2023	304
	Mallinckrodt International Finance SA
275	5.625%—10/15/2023[1]	236
	Teva Pharmaceutical Finance Netherlands III BV
375	3.150%—10/01/2026	313

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	Valeant Pharmaceuticals International Inc.
$150	5.500%—11/01/2025[1]	$ 152
325	5.625%—12/01/2021[1]	315
150	6.125%—04/15/2025[1]	135
350	7.000%—03/15/2024[1]	373
		975
		2,125
ROAD & RAIL—0.4%
	Hertz Corp.
225	5.875%—10/15/2020	226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
	Advanced Micro Devices Inc.
225	7.000%—07/01/2024	237
	Micron Technology Inc.
175	5.500%—02/01/2025	185
		422
SOFTWARE—1.9%
	BMC Software Finance Inc.
300	8.125%—07/15/2021[1]	302
	Infor Software Parent LLC
325	7.125%—05/01/2021[1]	333
	Open Text Corp.
250	5.875%—06/01/2026[1]	264
	Solera LLC
250	10.500%—03/01/2024[1]	281
		1,180
SPECIALTY RETAIL—1.1%
	Asbury Automotive Group Inc.
300	6.000%—12/15/2024	314
	First Quality Finance Co. Inc.
225	5.000%—07/01/2025[1]	227
	Rent-A-Center Inc.
150	4.750%—05/01/2021	140
		681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
	Diamond 1 Finance Corp.
400	6.020%—06/15/2026[1]	439
	Seagate HDD Cayman
250	4.875%—06/01/2027	246
	Western Digital Corp.
425	4.750%—02/15/2026	431
		1,116
TOBACCO—1.0%
	Vector Group Ltd.
575	6.125%—02/01/2025[1]	598
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.8%
	Fly Leasing Ltd.
$300	6.375%—10/15/2021	$ 314
	Suburban Propane Partners LP
200	5.500%—06/01/2024	198
		512
TRANSPORTATION INFRASTRUCTURE—0.9%
	Dae Funding LLC
225	5.000%—08/01/2024[1]	224
	Park Aerospace Holdings Co.
350	5.250%—08/15/2022[1]	346
		570
WIRELESS TELECOMMUNICATION SERVICES—3.3%
	C&W Senior Financing DAC
525	6.875%—09/15/2027[1]	555
	Level 3 Financing Inc.
175	5.250%—03/15/2026	172
	Sprint Capital Corp.
250	6.875%—11/15/2028	259
	Sprint Corp.
400	7.125%—06/15/2024	406
	T-Mobile USA Inc.
250	5.375%—04/15/2027	263
	Wind Tre SpA
400	5.000%—01/20/2026[1]	366
		2,021
TOTAL CORPORATE BONDS & NOTES
(Cost $59,787)		59,407

SHORT-TERM INVESTMENTS—1.3%
(Cost $786)
REPURCHASE AGREEMENTS
786	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association (market value $806)	786
TOTAL INVESTMENTS—97.7%
(Cost $60,573)		60,193
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		1,411
TOTAL NET ASSETS—100.0%		$61,604

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2018 or November 1, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $31,419,000 or 51% of net assets.
2	MTN after the name of a security stands for Medium Term Note.
3	Variable rate security, the stated rate represents the rate in effect at January 31, 2018.
4	Floating rate security, the stated rate represents the rate in effect at January 31, 2018.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -46.8%)
ASSET-BACKED SECURITIES—9.3%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$6,500	2.987% (3 Month USD Libor + 1.220) 01/30/2026[2,3]	$ 6,526
	Apidos CLO XVIII[1]
	Series 2014 Cl. 18A
4,000	2.865% (3 Month USD Libor + 1.120) 07/22/2026[2,3]	4,018
	Arbor Realty Commercial Real Estate Notes Ltd.
	Series 2017-FL1 Cl. A
6,800	2.859% (1 Month USD Libor + 1.300) 04/15/2027[2,3]	6,899
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,705	1.721% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,622
	Series 2005-W2 Cl. A2C
2,545	1.921% (1 Month USD Libor + 0.360) 10/25/2035[2]	2,558
	Series 2004-W11 Cl. M3
939	2.686% (1 Month USD Libor + 0.750) 11/25/2034[2]	926
		6,106
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
5,921	2.722% (1 Month USD Libor + 0.830) 08/15/2033[2]	5,960
	Bayview Opportunity Master Fund IIIA Trust
	Series 2017-RN8 Cl. A1
4,423	3.352%—11/28/2032[3,4]	4,412
	Cent CLO 21 Ltd.[1]
	Series 2014 Cl. A1BR
5,700	2.584% (3 Month USD Libor + 1.210) 07/27/2026[2,3]	5,723
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
2,266	1.711% (1 Month USD Libor + 0.150) 05/25/2037[2]	2,239
	Series 2006-ABC1 Cl. A3
4,607	1.801% (1 Month USD Libor + 0.240) 05/25/2036[2]	2,598
	Series 2006-2 Cl. M1
1,200	1.961% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,178
	Series 2001-BC3 Cl. A
163	2.041% (1 Month USD Libor + 0.240) 12/25/2031[2]	145
		6,160
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. APR
$5,500	2.622% (3 Month USD Libor + 0.900) 10/15/2027[2,3]	$ 5,510
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
573	1.711% (1 Month USD Libor + 0.150) 07/25/2036[2]	572
	Flagship VII Ltd.
	Series 2013 Cl. 7A
4,600	2.483% (3 Month USD Libor + 1.120) 01/20/2026[2,3]	4,621
	Ford Credit Auto Lease Trust
	Series 2017-A Cl. A2A
2,644	1.560%—11/15/2019	2,640
	Series 2017-A Cl. A2B
3,686	1.699% (1 Month USD Libor + 0.140) 11/15/2019[2]	3,686
		6,326
	GM Financial Consumer Automobiles Receivables Trust
	Series 2017-1A Cl. A2A
4,449	1.510%—03/16/2020[3]	4,440
	GSAA Trust
	Series 2006-20 Cl. 1A2
5,020	1.741% (1 Month USD Libor + 0.180) 12/25/2046[2]	2,955
	Series 2007-9 Cl. A1A
1,935	6.000%—08/25/2047	1,808
		4,763
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
121	1.631% (1 Month USD Libor + 0.070) 12/25/2036[2]	65
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
2,551	2.611% (1 Month USD Libor + 0.700) 07/25/2035[2]	2,570
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
5,562	1.731% (1 Month USD Libor + 0.170) 12/25/2036[2]	2,507
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
3,042	2.611% (1 Month USD Libor + 1.050) 06/25/2035[2]	2,855
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
3,163	1.851% (1 Month USD Libor + 0.290) 01/25/2036[2]	3,101
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
1,019	4.410%—05/25/2035[4]	752
	Kitty Hawk CLO LLC[1]
	Series 2015 Cl. 1A
4,000	2.569% (3 Month USD Libor + 1.210) 04/15/2027[2,3]	4,030
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
6,098	1.801% (1 Month USD Libor + 0.240) 06/25/2036[2]	3,669
	Mid-State Trust
	Series 2004-1 Cl. A
1,297	6.005%—08/15/2037	1,410

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
$2,157	1.691% (1 Month USD Libor + 0.130) 10/25/2036[2]	$ 2,000
	Series 2007-HE1 Cl. A2C
2,365	1.711% (1 Month USD Libor + 0.150) 11/25/2036[2]	1,660
		3,660
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
1,247	2.461% (1 Month USD Libor + 0.600) 07/25/2032[2]	1,257
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
4,741	1.861% (1 Month USD Libor + 0.300) 07/26/2066[2,3]	4,749
	Novastar Mortgage Funding Trust
	Series 2007-2 Cl. A2C
6,105	1.741% (1 Month USD Libor + 0.180) 09/25/2037[2]	5,119
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
5,500	2.370%—09/14/2032[3]	5,420
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,927	1.811% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,478
	OZLM Funding V Ltd.
	Series 2013 Cl. 5A
5,700	2.861% (3 Month USD Libor + 1.130) 01/17/2026[2,3]	5,706
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
7,720	2.041% (1 Month USD Libor + 0.480) 08/25/2035[2]	7,709
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,852	1.691% (1 Month USD Libor + 0.130) 09/25/2036[2]	1,567
	RAMP Trust
	Series 2004-RS8 Cl. MII1
716	2.452% (1 Month USD Libor + 0.600) 08/25/2034[2]	704
	RASC Trust
	Series 2005-EMX3 Cl. M5
3,400	2.211% (1 Month USD Libor + 0.650) 09/25/2035[2]	3,293
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
12,328	2.221% (1 Month USD Libor + 0.440) 08/25/2035[2]	7,936
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	1.771% (1 Month USD Libor + 0.210) 10/25/2036[2]	4,851
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
65	5.130%—09/01/2023	68
	Series 2009-20A Cl. 1
2,516	5.720%—01/01/2029	2,710
	Series 2008-20H Cl. 1
5,968	6.020%—08/01/2028	6,464
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2001-20A Cl. 1
$68	6.290%—01/01/2021	$ 70
		9,312
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
1,231	1.691% (1 Month USD Libor + 0.130) 12/25/2036[2]	1,231
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,233	1.671% (1 Month USD Libor + 0.110) 09/25/2037[2]	1,700
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
24,420	1.791% (1 Month USD Libor + 0.230) 01/25/2037[2,3]	17,541
	Student Loan Marketing Association
	Series 2013-B Cl. A2A
5,381	1.850%—06/17/2030[3]	5,355
	Telos CLO Ltd.[1]
	Series 2014 Cl. 6A
4,500	3.001% (3 Month USD Libor + 1.270) 01/17/2027[2,3]	4,533
	Venture XVI CLO Ltd.[1]
	Series 2014-16A Cl. ARR
5,400	2.623% (3 Month USD Libor + 0.850) 01/15/2028[2,3]	5,400
	Volt LXI LLC
	Series 2017-NPL8 Cl. A1
4,722	3.125%—06/25/2047[3,4]	4,726
TOTAL ASSET-BACKED SECURITIES
(Cost $187,456)		198,242

COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
3,306	1.681% (1 Month USD Libor + 0.120) 08/25/2036[2]	2,089
	Alba plc
	Series 2007-1 Cl. A3
£3,003	0.683% (3 Month GBP Libor + 0.170) 03/17/2039[2]	4,119
	Alternative Loan Trust
	Series 2005-38 Cl. A1
$1,378	2.632% (Fed 12 Month Treasury Average CMT + 1.500) 09/25/2035[2]	1,350
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
1,315	1.861% (1 Month USD Libor + 0.300) 05/20/2047[2]	1,214
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
8,660	1.771% (1 Month USD Libor + 0.210) 05/25/2047[2]	8,163
	Series 2011-RR5 Cl. 12A1
624	4.981%—03/26/2037[3,4]	614
	Series 2011-RR4 Cl. 8A1
2,665	5.250%—02/26/2036[3,5]	2,227
	Series 2011-RR5 Cl. 5A1
3,016	5.250%—08/26/2037[3,5]	3,104
		14,108

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
$19	2.781%—11/25/2030[5]	$ 19
	Series 2004-10 Cl. 12A3
42	3.530%—01/25/2035[5]	42
	Series 2004-1 Cl. 12A5
387	3.655%—04/25/2034[5]	389
	Series 2006-4 Cl. 1A1
615	3.708%—10/25/2036[5]	596
		1,046
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
266	2.001% (1 Month USD Libor + 0.220) 07/25/2035[2]	269
	BX Trust
	Series 2017 Cl. A
6,800	2.479%—07/15/2034[3,5]	6,823
	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
2,240	3.541%—09/25/2036[5]	2,206
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
8,119	1.891% (1 Month USD Libor + 0.330) 11/20/2035[2]	7,719
	Series 2006-6BC Cl. 1A2
4,222	1.961% (1 Month USD Libor + 0.400) 05/25/2036[2]	3,458
	Series 2005-84 Cl. 1A1
3,338	3.336%—02/25/2036[5]	2,871
	Series 2005-20CB Cl. 2A5
2,744	5.500%—07/25/2035	2,542
	Series 2006-36T2 Cl. 1A4
1,386	5.750%—12/25/2036	1,013
	Series 2006-39CB Cl. 1A20
5,590	6.000%—01/25/2037	5,487
		23,090
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
1,269	3.797%—09/25/2047[5]	1,237
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
435	6.000%—11/25/2035	369
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
6,201	1.711% (1 Month USD Libor + 0.150) 03/25/2037[2]	5,640
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
2,872	2.052% (Fed 12 Month Treasury Average CMT + 0.920) 03/19/2046[2]	2,618
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£2,719	0.666% (3 Month GBP Libor + 0.150) 06/15/2044[2]	3,749
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$1,582	3.723%—02/25/2036[5]	1,522
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
1	6.750%—08/21/2031	1
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	GS Mortgage Securities Corp. Trust
	Series 2016-RENT Cl. A
$6,900	3.203%—02/10/2029[3]	$ 6,952
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
6,055	1.961% (1 Month USD Libor + 0.400) 04/25/2036[2,3]	5,033
	GSR Mortgage Loan Trust
	Series 2005-AR7 Cl. 6A1
432	3.632%—11/25/2035[5]	429
	Series 2005-AR3 Cl. 3A1
761	3.665%—05/25/2035[5]	722
	Series 2006-2F Cl. 2A13
2,103	5.750%—02/25/2036	2,047
		3,198
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
946	2.378% (1 Month USD Libor + 0.410) 11/19/2034[2]	845
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
5,092	1.741% (1 Month USD Libor + 0.180) 12/25/2036[2]	5,026
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	3.286% (1 Month USD Libor + 1.150) 10/25/2034[5]	1,521
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
6	2.779%—01/25/2032[5]	6
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,018	6.500%—07/25/2037	2,032
	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
1,526	3.450%—01/25/2036[5]	1,385
	Series 2007-AR13 Cl. 4A1
15,383	3.310%—07/25/2037[5]	13,042
		14,427
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2016-WPT Cl. A
5,000	3.009% (1 Month USD Libor + 1.450) 10/15/2033[2,3]	5,017
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
3,474	4.428%—10/25/2036[5]	3,228
	Series 2006-S1 Cl. 3A1
971	5.500%—04/25/2036	995
		4,223
	JP Morgan Re-REMIC[6]
	Series 2009-7 Cl. 11A1
79	3.639%—09/27/2036[3,5]	81
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,281	1.166% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,802
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
$680	6.000%—03/25/2037	555

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
$45	1.811% (1 Month USD Libor + 0.250) 11/25/2035[2]	$ 43
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
6,000	3.040%—04/15/2048	6,014
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
3,640	3.701%—10/25/2035[5]	3,652
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
5,033	1.746% (1 Month USD Libor + 0.185) 08/25/2036[2]	4,634
	Series 2007-QS4 Cl. 3A9
2,431	6.000%—03/25/2037	2,226
		6,860
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
19,147	6.250%—08/25/2037	9,773
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
342	4.125%—02/25/2037[5]	274
	Series 2006-SA1 Cl. 2A1
355	4.453%—02/25/2036[5]	326
		600
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
£1,964	0.692% (3 Month GBP Libor + 0.170) 06/12/2044[2]	2,741
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$2,691	1.711% (1 Month USD Libor + 0.150) 02/25/2037[2]	2,669
	Series 2001-21A Cl. 3A1
712	3.625%—04/25/2035[5]	712
		3,381
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
563	1.808% (1 Month USD Libor + 0.250) 07/19/2035[2]	552
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
883	3.760%—01/25/2037[5]	839
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR13 Cl. A1A1
278	1.851% (1 Month USD Libor + 0.290) 10/25/2045[2]	270
	Series 2005-AR6 Cl. 2A1A
566	2.021% (1 Month USD Libor + 0.230) 04/25/2045[2]	557
	Series 2006-AR11 Cl. 3A1A
2,507	2.052% (Fed 12 Month Treasury Average CMT + 0.920) 09/25/2046[2]	2,325
		3,152
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
$3,729	3.432%—07/25/2036[5]	$ 3,644
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $146,813)		163,419

CORPORATE BONDS & NOTES—31.5%
AUTOMOBILES—1.8%
	Ford Motor Credit Co. LLC
5,000	2.551%—10/05/2018	5,018
1,550	3.200%—01/15/2021	1,555
10,050	8.125%—01/15/2020	11,050
		17,623
	General Motors Financial Co. Inc.
7,700	1.932% (3 Month USD Libor + 0.540) 11/06/2020[2]	7,698
6,600	2.450%—11/06/2020	6,515
2,800	3.150%—01/15/2020	2,821
800	3.200%—07/13/2020	806
1,400	6.750%—06/01/2018	1,422
		19,262
	Volkswagen Group of America Finance LLC
1,700	1.650%—05/22/2018[3]	1,699
		38,584
BANKS—15.8%
	Banco Bilbao Vizcaya Argentaria SA
€2,400	6.750% (EUR 5 Year Swaps Curve + 6.604)—12/29/2049[2,7]	3,246
3,400	7.000% (EUR 5 Year Swaps Curve + 6.616)—12/29/2049[2,7]	4,446
		7,692
	Banco Espirito Santo SA MTN[8]
3,500	0.000%—01/15/2049*	1,293
	Banco Santander SA
3,100	6.250% (EUR 5 Year Swaps Curve + 1.114)—09/11/2021[2,7]	4,289
	Bank of America Corp. MTN[8]
$18,300	2.728% (3 Month USD Libor + 1.070) 03/22/2018[2]	18,323
4,030	5.650%—05/01/2018	4,067
7,800	6.875%—04/25/2018	7,888
		30,278
	Barclays Bank plc
1,700	7.750% (USD Swap Semi 30/360 5Y + 6.833) 04/10/2023[2]	1,715
£3,600	14.000% (3 Month GBP Libor + 13.400) 06/15/2019[2,7]	5,905
		7,620
	Barclays plc
$6,300	3.520% (3 Month USD Libor + 2.110) 08/10/2021[2]	6,606
5,200	3.684%—01/10/2023	5,245
€2,300	6.500% (EUR 5 Year Swaps Curve + 5.875) 09/15/2019[2,7]	3,058
£2,400	7.000% (GBP Swap 5 Year + 5.084) 06/15/2049[2,7]	3,611
		18,520

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		BB&T Corp. MTN[8]
	$19,500	2.448% (3 Month USD Libor + 0.860) 06/15/2018[2]	$ 19,541
		BBVA Bancomer SA
	1,200	6.500%—03/10/2021[3]	1,298
		CIT Group Inc.
	600	3.875%—02/19/2019	607
	100	5.375%—05/15/2020	105
	334	5.500%—02/15/2019[3]	343
			1,055
		Citigroup Inc.
	3,500	1.700%—04/27/2018	3,498
	3,000	2.350%—08/02/2021	2,943
	6,800	2.750%—04/25/2022	6,715
	4,000	2.911% (3 Month USD Libor + 1.430) 09/01/2023[2]	4,152
			17,308
		JP Morgan Chase & Co.
	5,500	2.400%—06/07/2021	5,435
	4,500	2.550%—03/01/2021	4,477
	5,000	2.750%—06/23/2020	5,019
			14,931
		Lloyds Bank plc
	7,300	12.000% (3 Month USD Libor + 11.756) 12/16/2024[2,3,7]	9,761
		Lloyds Banking Group plc
	£4,200	7.000% (GBP Swap 5 Year + 5.060) 12/29/2049[2,7]	6,311
	1,600	7.875% (GBP Swap 5 Year + 4.830)—12/29/2049[2,7]	2,886
			9,197
		National Australia Bank Ltd.
	$950	2.250%—03/16/2021[3]	936
		Nordea Kredit Realkreditaktieselskab
DKK$	239,648	1.000%—10/01/2018	40,394
		Nykredit Realkredit AS
	590,600	1.000%—07/01/2018-10/01/2018	99,279
	80,700	2.000%—04/01/2018-10/01/2018	13,570
			112,849
		Royal Bank of Canada
	$4,300	2.300%—03/22/2021	4,255
		Sumitomo Mitsui Banking Corp.
	5,400	2.514%—01/17/2020	5,390
		Sumitomo Mitsui Financial Group Inc.
	6,900	3.216% (3 Month USD Libor + 1.680) 03/09/2021[2]	7,125
		Sumitomo Mitsui Trust Bank Ltd.
	8,100	2.053% (1 Month USD Libor + 0.440) 09/19/2019[2,3]	8,112
		UBS AG/London
	2,700	1.959% (3 Month USD Libor + 0.480) 12/01/2020[2,3]	2,706
	3,400	2.450%—12/01/2020[3]	3,374
			6,080
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Wells Fargo & Co.
$3,100	3.002% (3 Month USD Libor + 1.230) 10/31/2023[2]	$ 3,198
8,200	7.980% (3 Month USD Libor + 3.770) 03/15/2018[2,7]	8,287
		11,485
		339,409
BIOTECHNOLOGY—0.3%
	Baxalta Inc.
5,200	2.875%—06/23/2020	5,210
BUILDING PRODUCTS—0.0%
	Owens Corning
300	4.200%—12/01/2024	311
CAPITAL MARKETS—5.7%
	Blackstone CQP Holdco LP
3,900	6.000%—08/18/2021[3]	3,964
8,000	6.500%—03/20/2021[3]	8,152
		12,116
	BM & FBOVESPA SA
1,300	5.500%—07/16/2020	1,361
	Credit Suisse Group AG
5,100	2.997% (3 Month USD Libor + 1.200) 12/14/2023[2,3]	4,995
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	8,904
3,445	3.800%—09/15/2022	3,518
		12,422
	Deutsche Bank
6,000	3.150%—01/22/2021	5,984
	Deutsche Bank AG
3,500	2.692% (3 Month USD Libor + 0.970) 07/13/2020[2]	3,520
	Deutsche Bank AG MTN[8]
13,700	2.850%—05/10/2019	13,724
	E*Trade Financial Corp.
5,100	2.950%—08/24/2022	5,017
	Goldman Sachs Group Inc.
7,700	2.552% (3 Month USD Libor + 0.780) 10/31/2022[2]	7,741
5,500	3.200%—02/23/2023	5,484
		13,225
	Morgan Stanley MTN[8]
1,700	2.125%—04/25/2018	1,701
11,700	3.025% (3 Month USD Libor + 1.280) 04/25/2018[2]	11,729
8,508	5.625%—09/23/2019	8,917
		22,347
	Piper Jaffray Cos.
2,000	5.060%—10/09/2018[3]	2,026
	UBS AG
8,000	2.103% (3 Month USD Libor + 0.580) 06/08/2020[2,3]	8,042
	UBS AG MTN[8]
6,800	1.835% (3 Month USD Libor + 0.320) 12/07/2018[2,3]	6,811
1,800	2.331% (3 Month USD Libor + 0.850) 06/01/2020[2]	1,821
		8,632

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CAPITAL MARKETS—Continued
		UBS Group Funding Jersey Ltd.
	$8,500	3.000%—04/15/2021[3]	$ 8,493
			121,904
CONSUMER FINANCE—0.7%
		Capital One Financial Corp.
	5,500	2.217% (3 Month USD Libor + 0.450) 10/30/2020[2]	5,508
	5,400	2.400%—10/30/2020	5,334
			10,842
		Discover Bank
	2,900	2.600%—11/13/2018	2,908
		OneMain Financial Holdings Inc.
	1,500	7.250%—12/15/2021[3]	1,554
			15,304
DIVERSIFIED FINANCIAL SERVICES—2.9%
		Brfkredit AS
DKK$	12,300	1.000%—04/01/2018	2,057
		Cantor Fitzgerald LP
	$5,400	6.500%—06/17/2022[3]	5,925
		Depository Trust & Clearing Corp.
	3,000	4.875% (3 Month USD Libor + 3.167) 06/15/2020[2,3,7]	3,097
		Leaseplan Corp. NV
	7,300	2.875%—01/22/2019[3]	7,314
		Nykredit Realkredit AS
DKK$	137,900	2.000%—04/01/2018	23,100
		Realkredit Danmark AS
	66,600	1.000%—04/01/2018	11,139
		Rio Oil Finance Trust
	$1,742	9.250%—07/06/2024[3]	1,886
	6,550	9.750%—01/06/2027[3]	7,123
			9,009
			61,641
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
		Verizon Communications Inc.
	2,070	2.946%—03/15/2022	2,063
	12,695	3.376%—02/15/2025	12,601
			14,664
ELECTRIC UTILITIES—0.3%
		FirstEnergy Corp.
	5,840	4.250%—03/15/2023	6,102
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
		Tech Data Corp.
	1,700	3.700%—02/15/2022	1,696
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
		AvalonBay Communities Inc. MTN[8]
	4,400	3.450%—06/01/2025	4,434
		Washington Prime Group LP
	4,800	5.950%—08/15/2024	4,878
			9,312
FOOD & STAPLES RETAILING—0.0%
		CVS Pass-Through Trust
	577	6.943%—01/10/2030	668
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Boston Scientific Corp.
$4,900	2.850%—05/15/2020	$ 4,907
HOTELS, RESTAURANTS & LEISURE—0.2%
	Wynn Las Vegas LLC
5,200	4.250%—05/30/2023[3]	5,207
MACHINERY—0.0%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	512
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	ERP Operating LP
5,500	3.375%—06/01/2025	5,532
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,001
		11,533
OIL, GAS & CONSUMABLE FUELS—0.6%
	Enbridge Inc.
2,900	2.108% (3 Month USD Libor + 0.400) 01/10/2020[2]	2,905
	Genesis Energy LP
2,100	5.625%—06/15/2024	2,063
	Odebrecht Drilling Norbe VIII/IX Ltd.
2,072	6.350%—12/01/2021[3]	2,057
3,051	7.350%—12/01/2026[3]	1,751
		3,808
	Odebrecht Offshore Drilling Finance Ltd.
1,059	6.720%—12/01/2022[3]	1,054
2,993	7.720%—12/01/2026[3]	1,045
		2,099
	Odebrecht Oil & Gas Finance Ltd.
2,183	0.000%—12/31/2099[3,7,9]	65
	Rio Oil Finance Trust Series 2014-1
2,095	9.250%—07/06/2024	2,279
		13,219
PHARMACEUTICALS—0.3%
	Allergan Funding SCS
2,700	3.450%—03/15/2022	2,718
	Teva Pharmaceutical Finance Netherlands III BV
4,334	1.400%—07/20/2018	4,310
		7,028
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
	Tesco Property Finance 5 plc
£2,267	5.661%—10/13/2041	3,728
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
	Dell International LLC
$4,000	5.450%—06/15/2023[3]	4,303
TOBACCO—0.5%
	BAT Capital Corp
1,500	2.003% (3 Month USD Libor + 0.590) 08/14/2020[2,3]	1,510
6,500	2.296% (3 Month USD Libor + 0.880) 08/15/2022[2,3]	6,587
		8,097

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TOBACCO—Continued
		Imperial Brands Finance plc
	$2,000	2.050%—02/11/2018[3]	$ 2,000
			10,097
WIRELESS TELECOMMUNICATION SERVICES—0.1%
		Sprint Capital Corp.
	1,700	6.900%—05/01/2019	1,776
TOTAL CORPORATE BONDS & NOTES
(Cost $668,245)			677,115

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	— [x]

FOREIGN GOVERNMENT OBLIGATIONS—21.4%
Principal Amount
		Argentina Treasury Bill
	$8,600	0.000%—08/10/2018-01/25/2019[9]	8,409
		Brazil Letras Do Tesouro Nacional
R$	298,700	0.000%—04/01/2018-10/01/2018[9]	90,884
		Hellenic Republic Treasury Bill
	€17,300	0.000%—03/16/2018-08/03/2018[9]	21,381
		Japan Bank For International Cooperation
	$6,800	2.375%—07/21/2022	6,670
		Japan Finance Organization For Municipalities MTN[8]
	6,800	2.625%—04/20/2022[3]	6,708
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	6,698
		Japan Treasury Discount Bill
	¥31,050,000	0.000%—02/05/2018-05/01/2018[9]	284,467
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,027
CAD$	5,600	3.150%—06/02/2022	4,693
	$3,800	4.000%—10/07/2019	3,903
	2,300	4.400%—04/14/2020	2,394
			17,017
		Province of Quebec Canada
CAD$	4,700	3.500%—07/29/2020-12/01/2022	4,157
	13,900	4.250%—12/01/2021	12,094
			16,251
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $454,864)			458,485

MORTGAGE PASS-THROUGH—49.3%
		Federal Home Loan Mortgage Corp.
	$8	3.298% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.209) 06/01/2024[2]	8
	44	3.373% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.250) 08/01/2035[2]	46
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$366	4.500%—12/01/2040-09/01/2041	$ 387
1,184	5.500%—02/01/2038-07/01/2038	1,304
4,564	6.000%—01/01/2029-05/01/2040	5,108
		6,853
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
19,023	1.274%—08/25/2022[2]	906
	Federal Home Loan Mortgage Corp. REMIC[6]
6,736	1.959% (1 Month USD Libor + 0.400) 06/15/2041[2]	6,759
26	2.009% (1 Month USD Libor + 0.450) 11/15/2030[2]	26
55	8.000%—08/15/2022	60
7	9.000%—12/15/2020	7
		6,852
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
124	2.202% (Fed 12 Month Treasury Average CMT + 1.200) 02/25/2045[2]	125
	Series E3 Cl. A
90	3.391%—08/15/2032[5]	94
		219
	Federal Home Loan Mortgage Corp. TBA[10]
38,000	3.500%—02/13/2048-03/13/2048	38,336
14,000	4.000%—03/13/2048	14,443
15,000	4.500%—03/13/2048	15,782
		68,561
	Federal Housing Authority Project
1	7.400%—02/01/2021	1 [y]
	Federal National Mortgage Association
5,300	2.310%—08/01/2022	5,200
10,881	2.475%—04/01/2019	10,887
236	2.532% (Fed 12 Month Treasury Average CMT + 1.400) 10/01/2040[2]	238
6,000	2.870%—09/01/2027	5,892
1,068	3.000%—02/01/2021-11/01/2025	1,074
443	3.330%—11/01/2021	453
75	3.387% (12 Month USD Libor + 1.674) 05/01/2035[2]	78
1,258	3.448% (12 Month USD Libor + 1.693) 08/01/2035[2]	1,322
156	3.500%—03/01/2026-05/01/2027	160
1,112	3.580% (12 Month USD Libor + 1.715) 06/01/2035[2]	1,171
10,677	4.000%—04/01/2018-10/01/2031	11,045
10,472	4.500%—10/01/2018-10/01/2042	10,944
6,523	5.000%—12/01/2022-07/01/2044	6,997
34,351	5.500%—02/01/2023-09/01/2041	37,706
10,209	6.000%—03/01/2023-06/01/2040	11,451
		104,618
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
7,198	1.671% (1 Month USD Libor + 0.310) 06/25/2055[2]	7,188
	Series 2006-5 Cl. 3A2
96	3.346%—05/25/2035[5]	101
	Series 2011-98 Cl. ZL
69,642	3.500%—10/25/2041	67,951
	Series 2003-25 Cl. KP
618	5.000%—04/25/2033	662

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Series 2003-W1 Cl. 1A1
$196	6.500%—12/25/2042[5]	$ 207
		76,109
	Federal National Mortgage Association TBA[10]
211,000	3.000%—03/13/2048-04/12/2048	206,510
208,000	3.500%—03/15/2033-04/12/2048	210,150
219,000	4.000%—02/13/2048-04/12/2048	225,821
82,000	4.500%—03/13/2048	86,324
		728,805
	Government National Mortgage Association
4,627	5.000%—08/15/2033-06/15/2041	4,981
	Government National Mortgage Association II
336	2.375% (US Treasury Yield Curve Rate T Note 1 Year CMT + 3.000) 01/20/2025-02/20/2032[2]	349
26	2.625% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500) 05/20/2024[2]	26
150	2.750% (US Treasury Yield Curve Rate T Note 1 Year CMT + 7.500) 08/20/2022-07/20/2027[2]	154
139	3.125% (US Treasury Yield Curve Rate T Note 1 Year CMT + 9.000) 12/20/2024-11/20/2029[2]	142
		671
	Government National Mortgage Association TBA[10]
2,000	3.000%—02/21/2048	1,982
9,000	3.500%—02/21/2048	9,163
24,000	4.000%—02/21/2048-03/20/2048	24,820
23,500	5.000%—02/21/2048	24,833
		60,798
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,062,129)		1,059,374

MUNICIPAL BONDS—1.1%
	Chicago Transit Authority
170	6.300%—12/01/2021	181
	City of Chicago, IL
5,800	7.750%—01/01/2042	6,409
	Clark County, NV
4,000	6.350%—07/01/2029	4,221
	University of California
12,270	4.858%—05/15/2112	13,240
TOTAL MUNICIPAL BONDS
(Cost $22,090)		24,051

U.S. GOVERNMENT OBLIGATIONS—26.6%
	U.S. Treasury Bonds
14,000	2.250%—08/15/2046	12,131
34,200	2.500%—02/15/2045-02/15/2046	31,420
16,800	2.875%—05/15/2043	16,670
9,400	3.000%—05/15/2042	9,555
69,800	3.125%—02/15/2042-08/15/2044	72,364
1,800	3.625%—02/15/2044	2,030
4,200	4.250%—05/15/2039	5,130
10,500	4.375%—05/15/2040	13,080
12,000	4.625%—02/15/2040	15,431
		177,811
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Notes
$16,800	1.375%—03/31/2020[11]	$ 16,514
21,000	1.750%—09/30/2022[11]	20,304
25,100	1.875%—07/31/2022[11]	24,443
94,000	2.000%—08/31/2021-12/31/2021[11]	92,624
51,300	2.125%—09/30/2024[11]	49,658
57,800	2.250%—11/15/2024-11/15/2027[11]	56,185
100,000	2.250%—08/15/2027	96,078
38,300	2.375%—05/15/2027	37,229
		393,035
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $593,157)		570,846

SHORT-TERM INVESTMENTS—3.3%
CERTIFICATES OF DEPOSIT—1.8%
	Barclays plc
28,800	1.940%—09/04/2018	28,775
	Canada Imperial Bank of Commerce
6,000	0.000%—02/02/2018	4,878
	Royal Bank of Canada
5,000	0.000%—02/02/2018	4,065
		37,718
COMMERCIAL PAPER—1.0%
	ING US Funding LLC
5,100	1.751% (1 Month USD Libor + 0.190) 07/23/2018[2]	5,100
	Nissan Motors Acceptance Corp.
5,500	1.400%—02/21/2018	5,496
	Toyota Industries Commercial Finance, Inc.
7,000	1.375%—02/22/2018	6,994
	VW Credit Inc.
4,900	2.000%—03/28/2018	4,885
		22,475
REPURCHASE AGREEMENTS—0.5%
10,870	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal National Mortgage Association and Federal Home Loan Bank (market value $11,090)	10,870
U.S. GOVERNMENT OBLIGATIONS—0.0%
	U.S. Treasury Bills
336	1.218%—02/22/2018[11]	336
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,254)		71,399
TOTAL INVESTMENTS—150.1%
(Cost $3,206,023)		3,222,931
CASH AND OTHER ASSETS, LESS LIABILITIES—(50.1)%		(1,075,446)
TOTAL NET ASSETS—100.0%		$ 2,147,485

Harbor Bond Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Government Bond Futures 10 year (Short)	195	03/20/2018	CAD$ 25,785	$ 617
Euribor Interest Rate 3 month (Long)	2,405	03/19/2018	€ 603,204	7
Euribor Interest Rate 3 month (Long)	954	06/18/2018	239,251	(1)
Euro-BOBL Futures (Short)	203	03/08/2018	26,481	445
Euro-BTP Futures (Short)	222	03/08/2018	30,187	743
Euro-Bund Futures (Long)	422	03/08/2018	67,022	(1,657)
Euro-OAT Futures (Short)	1,091	03/08/2018	166,847	5,658
Euro-Schatz Futures (Short)	160	03/08/2018	17,889	51
United Kingdom GILT Futures 90 day (Short)	9	03/27/2018	£ 1,099	28
Japanese Government Bond Futures 10 year (Long)	5	03/13/2018	¥ 751,600	(25)
Eurodollar Futures-CME 90 day (Short)	209	09/16/2019	$ 50,881	295
U.S. Treasury Bond Futures 30 year (Short)	604	03/20/2018	89,279	2,844
U.S. Treasury Note Futures 5 year (Long)	5,321	03/29/2018	610,377	(10,880)
U.S. Treasury Note Futures 10 year (Long)	504	03/20/2018	61,275	(1,397)
Total Futures Contracts				$ (3,272)

PURCHASED OPTIONS OPEN AT JANUARY 31, 2018
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-Bund Option Futures (Put)	Eurex	€ 149.00	02/23/2018	500	$6	$6
Total Purchased Options that Require Periodic Settlement Through Variation Margin					$6	$6
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	$ 73.00	03/06/2018	32,900,000	$ 1	$—
U.S. Treasury Notes Future 5 year (Put)	Chicago Board of Trade	108.50	02/23/2018	4,800	41	5
U.S. Treasury Notes Future 10 year (Put)	Chicago Board of Trade	113.00	02/23/2018	20	—	—
U.S. Treasury Notes Future 10 year (Put)	Chicago Board of Trade	113.50	02/23/2018	886	8	1
Total Purchased Options Not Settled Through Variation Margin					$ 50	$ 6
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-month USD-LIBOR	Receive	2.930%	08/20/2018	6,000,000	$ 637	$ 219
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-month USD-LIBOR	Receive	2.940	08/20/2018	5,300,000	519	161
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-month USD-LIBOR	Receive	2.943	12/12/2019	1,800,000	87	123
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	3-month USD-LIBOR	Receive	2.905	08/20/2018	16,600,000	1,637	553
Total Purchased Swap Options Not Settled Through Variation Margin							$2,880	$1,056
Total Purchased Options							$2,936	$1,068

WRITTEN OPTIONS OPEN AT JANUARY 31, 2018
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/ Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	215.949 [j]	03/12/2020	14,100,000	$120	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	33,900,000	302	—

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty/Exchange	Strike Index/ Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	15,100,000	$195	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	215.949 [j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011 [j]	10/13/2020	15,600,000	153	—
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	$ 60.85	02/02/2018	7,000,000	60	—
Total Written Options Not Settled Through Variation Margin					$868	$—
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	7,800,000	$ 85	$(149)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.80	08/20/2018	49,600,000	1,155	(322)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	72,800,000	1,625	(473)
Total Written Swap Options Not Settled Through Variation Margin							$2,865	$(944)
Total Written Options							$3,733	$(944)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2018
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 19,906	R$ 68,400	04/03/2018	$ 1,425
Goldman Sachs Bank USA	$ 24,494	R$ 81,930	02/02/2018	1,214
Goldman Sachs Bank USA	$ 2,124	R$ 6,800	04/03/2018	(4)
HSBC Bank USA	$ 25,908	R$ 81,930	02/02/2018	(199)
HSBC Bank USA	$ 25,261	R$ 81,930	03/02/2018	371
Citibank NA	R$ 83,900	$ 24,960	07/03/2018	(927)
Goldman Sachs Bank USA	R$ 81,930	$ 25,908	02/02/2018	199
Goldman Sachs Bank USA	R$ 54,500	$ 16,225	07/03/2018	(591)
HSBC Bank USA	R$ 81,930	$ 25,334	02/02/2018	(374)
HSBC Bank USA	R$ 28,500	$ 8,446	04/03/2018	(442)
JP Morgan Chase Bank	R$ 140,800	$ 41,756	04/03/2018	(2,153)
JP Morgan Chase Bank	R$ 56,700	$ 16,862	07/03/2018	(632)
JP Morgan Chase Bank	R$ 98,800	$ 29,312	10/02/2018	(871)
Goldman Sachs Bank USA	$ 2,623	£ 1,887	02/15/2018	58
JP Morgan Chase Bank NA	$ 27,366	£ 20,408	02/15/2018	1,626
UBS AG	$ 2,274	£ 1,696	02/15/2018	135
BNP Paribas SA	£ 33,029	$ 43,849	02/15/2018	(3,072)
Goldman Sachs Bank USA	£ 3,737	$ 4,945	02/15/2018	(364)
JP Morgan Chase Bank NA	£ 13,464	$ 17,975	02/15/2018	(1,152)
Barclays Bank plc	$ 35,856	CAD$ 44,264	02/02/2018	132
BNP Paribas SA	$ 6,554	CAD$ 8,392	12/19/2018	293
Barclays Bank plc	CAD$ 44,264	$ 35,867	03/02/2018	(132)
Goldman Sachs Bank USA	CAD$ 8,002	$ 6,432	02/02/2018	(74)
JP Morgan Chase Bank NA	CAD$ 25,262	$ 20,379	02/02/2018	(160)
UBS AG	CAD$ 11,000	$ 8,783	02/02/2018	(160)
BNP Paribas SA	DKK$ 31,994	$ 5,161	10/01/2018	(275)
Goldman Sachs Bank USA	DKK$ 168,015	$ 27,199	04/03/2018	(955)
Goldman Sachs Bank USA	DKK$ 81,978	$ 13,412	07/02/2018	(417)
Goldman Sachs Bank USA	DKK$ 12,005	$ 1,971	10/01/2018	(69)
Société Générale	DKK$ 139,535	$ 22,482	07/02/2018	(1,057)
Société Générale	DKK$ 433,352	$ 71,330	10/01/2018	(2,300)
UBS AG	DKK$ 183,270	$ 29,383	04/03/2018	(1,327)
UBS AG	DKK$ 70,933	$ 11,465	07/02/2018	(501)
UBS AG	DKK$ 25,415	$ 4,100	10/01/2018	(218)
BNP Paribas SA	$ 3,331	€ 2,801	02/15/2018	149
Citibank NA	$ 4,364	€ 3,665	02/15/2018	191
Goldman Sachs Bank USA	$ 8,864	€ 7,433	02/15/2018	373
JP Morgan Chase Bank NA	$ 12,095	€ 10,153	02/15/2018	522

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	$ 7,831	€ 6,570	02/15/2018	$ 334
Barclays Bank plc	€ 1,900	$ 2,389	08/03/2018	—
Citibank NA	€ 2,650	$ 3,219	02/15/2018	(73)
Goldman Sachs Bank USA	€ 15,748	$ 18,570	02/15/2018	(1,000)
Goldman Sachs Bank USA	€ 5,037	$ 6,269	02/15/2018	10
Goldman Sachs Bank USA	€ 9,300	$ 11,015	03/16/2018	(566)
HSBC Bank USA	€ 6,100	$ 7,414	07/06/2018	(243)
JP Morgan Chase Bank NA	€ 20,631	$ 24,640	02/15/2018	(998)
Citibank NA	$ 328	₹ 21,478	03/13/2018	8
Barclays Bank plc	$ 1,319	¥ 147,100	02/15/2018	29
BNP Paribas SA	$ 31,015	¥ 3,475,900	02/15/2018	848
Goldman Sachs Bank USA	$ 28,408	¥ 3,162,900	02/15/2018	587
JP Morgan Chase Bank NA	$ 63,276	¥ 7,058,800	02/15/2018	1,433
Barclays Bank plc	¥ 1,220,000	$ 10,933	03/05/2018	(263)
BNP Paribas SA	¥ 3,180,000	$ 28,046	02/13/2018	(1,103)
BNP Paribas SA	¥ 890,000	$ 8,040	04/23/2018	(152)
Citibank NA	¥ 580,000	$ 5,116	02/05/2018	(198)
Citibank NA	¥ 1,590,000	$ 14,033	02/13/2018	(541)
Citibank NA	¥ 4,188,500	$ 37,436	02/15/2018	(960)
Citibank NA	¥ 4,860,000	$ 43,266	02/26/2018	(1,310)
Citibank NA	¥ 240,000	$ 2,143	03/26/2018	(63)
Citibank NA	¥ 2,370,000	$ 21,054	04/09/2018	(743)
Citibank NA	¥ 3,770,000	$ 34,653	05/01/2018	(67)
Citibank NA	¥ 860,000	$ 7,934	05/01/2018	13
Deutsche Bank AG	¥ 3,500,000	$ 31,064	02/13/2018	(1,017)
Deutsche Bank AG	¥ 590,000	$ 5,225	02/15/2018	(184)
Goldman Sachs Bank USA	¥ 1,449,300	$ 12,950	02/15/2018	(336)
HSBC Bank USA	¥ 6,982,500	$ 61,957	02/15/2018	(2,051)
JP Morgan Chase Bank NA	¥ 600,000	$ 5,310	02/13/2018	(190)
JP Morgan Chase Bank NA	¥ 8,578,000	$ 76,491	02/15/2018	(2,144)
JP Morgan Chase Bank NA	¥ 2,820,000	$ 25,129	04/09/2018	(806)
JP Morgan Chase Bank NA	¥ 940,000	$ 8,494	04/23/2018	(159)
UBS AG	¥ 830,000	$ 7,347	02/05/2018	(258)
UBS AG	¥ 534,800	$ 4,748	02/15/2018	(155)
UBS AG	¥ 1,630,000	$ 14,718	04/23/2018	(286)
UBS AG	¥ 1,170,000	$ 10,748	05/01/2018	(28)
Citibank NA	MEX$ 11,934	$ 629	03/21/2018	(7)
Citibank NA	NZD$ 826	$ 593	02/02/2018	(16)
BNP Paribas SA	$ 15,091	RUS$ 901,115	04/18/2018	786
Citibank NA	$ 7,286	RUS$ 440,273	03/07/2018	511
Citibank NA	$ 5,342	RUS$ 310,676	05/25/2018	108
HSBC Bank USA	$ 2,757	RUS$ 163,562	03/07/2018	140
HSBC Bank USA	$ 2,685	RUS$ 160,108	04/18/2018	136
Royal Bank of Scotland plc	$ 11,227	SGD$ 15,254	03/14/2018	411
HSBC Bank USA	SGD$ 15,222	$ 11,201	03/14/2018	(414)
UBS AG	$ 64,407	₩ 68,345,128	03/14/2018	(453)
UBS AG	₩ 68,345,128	$ 61,413	03/14/2018	(2,541)
UBS AG	₩ 68,345,128	$ 64,568	06/20/2018	470
Barclays Bank plc	$ 15,170	TWD$ 445,537	03/14/2018	165
Citibank NA	$ 20,627	TWD$ 619,621	03/14/2018	700
Credit Suisse International	$ 10,465	TWD$ 311,752	03/14/2018	265
Citibank NA	TWD$ 2,070,584	$ 69,169	03/14/2018	(2,096)
Total Forward Currency Contracts				$(26,205)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Brazil Cetip Interbank Deposit	Pay	8.220%	At maturity	01/02/2020	R$ 126,300	$ 249	$ (90)	$ 339

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Brazil Cetip Interbank Deposit	Pay	10.060%	At maturity	01/02/2023	R$ 50,200	$ 410	$ 28	$ 382
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	2.700	Semiannual	12/19/2024	CAD$ 6,500	(62)	(535)	473
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	1.750	Semiannual	12/16/2046	1,900	318	(25)	343
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.000	Semiannual	03/21/2023	£ 39,300	954	(358)	1,312
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semiannual	03/21/2028	34,000	450	(882)	1,332
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semiannual	03/21/2048	10,500	(176)	(418)	242
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semiannual	06/20/2048	9,500	712	333	379
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	03/18/2026	¥ 12,590,000	(389)	(718)	329
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	03/18/2026	10,220,000	(335)	(626)	291
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	09/20/2027	2,180,000	50	(113)	163
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.285	Semiannual	01/25/2028	400,000	25	28	(3)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	03/20/2028	590,000	36	43	(7)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semiannual	06/18/2028	700,000	(7)	(1)	(6)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semiannual	12/16/2019	$ 28,000	139	(744)	883
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.250	Semiannual	06/21/2020	73,300	1,977	1,702	275
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semiannual	12/20/2027	37,800	862	(1,032)	1,894
Interest Rate Swaps									$8,621
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000%	06/20/2022	1.320%	Quarterly	€ 5,000	$53	$(244)	$297
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	06/20/2021	0.400	Quarterly	$ 2,100	52	12	40

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000%	12/20/2021	0.486%	Quarterly	$ 6,900	$176	$ 2	$174
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.439	Quarterly	8,000	153	127	26
Credit Default Swaps										$537
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000%	06/20/2018	0.721%	Quarterly	$ 900	$ 3	$(130)	$ 133
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	1.407	Quarterly	400	3	(42)	45
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	03/20/2020	1.528	Quarterly	200	1	(37)	38
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	1.407	Quarterly	2,100	14	(237)	251
Credit Default Swaps										$ 467
Total Swaps										$9,625

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2018 — (1.1)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 21,500	Federal National Mortgage Association TBA[10] 6.000%—02/13/2048	$24,026	$(23,936)
Reverse Repurchase Agreements AT JANUARY 31, 2018 – (1.4)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of America	0.930%	01/31/2018	02/15/2018	$ 3,759	$ (3,759)
Royal Bank of Scotland	1.500–1.520	01/25/2018 - 01/31/2018	02/01/2018 – 02/07/2018	16,856	(16,856)
Société Générale	1.200	01/25/2018	02/01/2018	9,810	(9,810)
					$ (30,425)

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 198,242	$—	$ 198,242
Collateralized Mortgage Obligations	—	163,419	—	163,419
Corporate Bonds & Notes	—	677,115	—	677,115
Escrow	—	—	—	—
Foreign Government Obligations	—	458,485	—	458,485
Mortgage Pass-Through	—	1,059,373	1	1,059,374
Municipal Bonds	—	24,051	—	24,051
U.S. Government Obligations	—	570,846	—	570,846
Short-Term Investments
Certificates Of Deposit	—	37,718	—	37,718
Commercial Paper	—	22,475	—	22,475
Repurchase Agreements	—	10,870	—	10,870
U.S. Government Obligations	—	336	—	336
Total Investments in Securities	$ —	$3,222,930	$ 1	$3,222,931
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 13,642	$—	$ 13,642
Futures Contracts	10,688	—	—	10,688
Purchased Options	12	1,056	—	1,068
Swap Agreements	—	9,641	—	9,641
Total Financial Derivative Instruments - Assets	$ 10,700	$ 24,339	$—	$ 35,039
Liability Category
Fixed Income Investments Sold Short	$ —	$ (23,936)	$—	$ (23,936)
Reverse Repurchase Agreements	—	(30,425)	—	(30,425)
Total Short Term Liabilities	$ —	$ (54,361)	$—	$ (54,361)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (39,847)	$—	$ (39,847)
Futures Contracts	(13,960)	—	—	(13,960)
Swap Agreements	—	(16)	—	(16)
Written Options	—	(944)	—	(944)
Total Financial Derivative Instruments - Liabilities	$(13,960)	$ (40,807)	$—	$ (54,767)
Total Investments	$ (3,260)	$3,152,101	$ 1	$3,148,842
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2018.
Valuation Description	Balance Beginning at 11/01/2017 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2018 (000s)[w]
Escrow	$—	$—	$—	$—	$—	$—	$—	$—	$—
Mortgage Pass-Through	$ 1	—	—	—	—	—	$—	$—	$ 1
	$ 1	$—	$—	$—	$—	$—	$—	$—	$ 1
There were no transfers between levels during the period.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2018 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Escrow
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
Mortgage Pass-Through
Federal Housing Authority Project	$ 1	Income Approach	Evaluated Yield	100.37
	$ 1
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 1,004	$ —
Foreign Exchange Contracts	13,642	(39,847)
Interest Rate Contracts	20,393	(14,920)
Total	$35,039	$(54,767)
The following is a summary of the remaining contractual maturities of transfers accounted for as secured lending, by collateral type, as of January 31, 2018.
	Overnight and Continuous (000s)	Up to 30 days (000s)	31-90 days (000s)	Greater Than 90 days (000s)	Total (000s)
Reverse Repurchase Agreements
U.S. Treasury Obligations	$14,710	$15,715	$—	$—	$30,425
The following is a summary of the remaining contractual maturities of transfers accounted for as secured borrowings, by type of security loaned, as of January 31, 2018.
	Overnight and Continuous (000s)	Up to 30 days (000s)	31-90 days (000s)	Greater Than 90 days (000s)	Total (000s)
Sale-Buyback Transactions
U.S. Treasury Obligations	$—	$50,658	$102,979	$21,645	$175,282

Harbor Bond Fund
Portfolio of Investments—Continued

1		CLO after the name of a security stands for Collateralized Loan Obligation.
2		Variable rate security, the stated rate represents the rate in effect at January 31, 2018.
3		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $259,358,000 or 12% of net assets.
4		Step coupon security, the stated rate represents the rate in effect at January 31, 2018.
5		Floating rate security, the stated rate represents the rate in effect at January 31, 2018.
6		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7		Perpetuity bond, the maturity date represents the next callable date.
8		MTN after the name of a security stands for Medium Term Note.
9		Zero coupon bond.
10		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2018. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11		At January 31, 2018, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $89,424,000 or 4% of net assets.
*		Security in Default.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
w		The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2018 (000s)
	Escrow	$(15)
	Mortgage Pass-Through	—
$(15)
x		Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value which is a Level 3 input.
y		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms which is a Level 3 input.
AUD$		Australian Dollar
R$		Brazilian Real
£		British Pound
CAD$		Canadian Dollar
CNY$		China Yuan Renminbi
¥		Chinese Yuan
DKK$		Denmark Krone
€		Euro
₹		Indian Rupee
MEX$		Mexican Peso
NZD$		New Zealand Dollar
NOK$		Norwegian Krone
RUS$		Russian Ruble
SGD$		Singapore Dollar
R		South African Rand
₩		South Korean Won
TRD$		Turkish Lira
TWD$		New Taiwan Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -42.3%)
ASSET-BACKED SECURITIES—2.7%
Principal Amount		Value
	Countrywide Asset-Backed Certificates
	Series 2006-19 Cl. 2A3
$100	1.811% (1 Month USD Libor + 0.250) 03/25/2037[1]	$ 91
	Fremont Home Loan Trust
	Series 2006-C Cl. 1A1
26	1.696% (1 Month USD Libor + 0.135) 10/25/2036[1]	24
	GSAMP Trust
	Series 2004-WF Cl. M2
119	3.211% (1 Month USD Libor + 1.100) 10/25/2034[1]	116
	Long Beach Mortgage Loan Trust
	Series 2006-WL3 Cl. 2A4
300	1.861% (1 Month USD Libor + 0.300) 01/25/2036[1]	237
	Series 2005-WL2 Cl. M2
500	2.296% (1 Month USD Libor + 0.490) 08/25/2035[1]	501
		738
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
192	1.801% (1 Month USD Libor + 0.240) 06/25/2036[1]	116
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
102	1.631% (1 Month USD Libor + 0.070) 10/25/2036[1]	63
	Morgan Stanley Mortgage Loan Trust
	Series 2006-15XS Cl. A6A
116	5.910%—11/25/2036[2]	54
	Mountain View CLO X Ltd.[3]
	Series 2015-10A Cl. AR
200	2.587% (3 Month USD Libor + 0.820) 10/13/2027[1,4]	200
	Navient Student Loan Trust
	Series 2016-7A Cl.A
175	2.711% (1 Month USD Libor + 1.150) 03/25/2066[1,4]	179
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
72	4.034%—06/25/2033[2]	73
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	1.841% (1 Month USD Libor + 0.280) 05/25/2036[1]	191
	Venture XVI CLO Ltd.[3]
	Series 2014-16A Cl. ARR
400	2.623% (3 Month USD Libor + 0.850) 01/15/2028[1,4]	400
	Volt LXII LLC
	Series 2017-NPL9 Cl. A1
95	3.125%—09/25/2047[2,4]	95
	WhiteHorse VI Ltd
	Series 2012 1A Cl. A1R
246	2.581% (3 Month USD Libor + 1.200) 02/03/2025[1,4]	247
TOTAL ASSET-BACKED SECURITIES
(Cost $2,392)		2,587

BANK LOAN OBLIGATIONS—0.1%
Principal Amount		Value
(Cost $97)
	Petroleo Global Trading
	Term Loan
$100	3.597% (3 Month USD Libor + 2.140) 02/19/2020[1]	$ 99

COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
	Alliance Bancorp Trust
	Series 2007 Cl. OA1
70	1.801% (1 Month USD Libor + 0.240) 07/25/2037[7]	60
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-12 Cl. 23A1
50	3.433%—02/25/2036[7]	49
	Series 2006-2 Cl. 3A2
27	3.704%—07/25/2036[7]	27
		76
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
352	2.352% (1 Month USD Libor + 0.800) 08/25/2035[1,4]	312
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
20	3.489%—04/20/2035[7]	20
	First Horizon Alternative Mortgage Securities Trust
	Series 2006-FA8 Cl. 1A7
11	6.000%—02/25/2037	9
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,127	6.250%—10/26/2036[4]	940
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
96	3.209%—06/25/2036[7]	97
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
52	1.961% (1 Month USD Libor + 0.400) 01/25/2046[1]	25
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2003-AR9 Cl. 2A
21	3.352%—09/25/2033[1]	21
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,392)		1,560

CORPORATE BONDS & NOTES—5.4%
AUTOMOBILES—0.1%
	American Honda Finance Corp. MTN[5]
100	2.137% (3 Month USD Libor + 0.350) 11/05/2021[1]	100
BANKS—0.3%
	ING Bank NV MTN[5]
100	2.625%—12/05/2022[4]	99
	Toronto Dominion Bank
200	2.250%—03/15/2021[4]	197
		296
CAPITAL MARKETS—1.8%
	Deutsche Bank AG
500	4.250%—10/14/2021	517
	Goldman Sachs Group Inc.
500	2.788% (3 Month USD Libor + 1.200) 09/15/2020[1]	510
100	2.876% (3 Month USD Libor + 0.821) 10/31/2022[1]	99
		609

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CAPITAL MARKETS—Continued
		UBS AG
	$300	2.103% (3 Month USD Libor + 0.580) 06/08/2020[1,4]	$ 302
		UBS AG MTN[5]
	300	1.835% (3 Month USD Libor + 0.320) 12/07/2018[1,4]	300
			1,728
CONSUMER FINANCE—1.4%
		Ally Financial Inc.
	100	3.500%—01/27/2019	100
	300	3.600%—05/21/2018	301
	100	4.750%—09/10/2018	101
			502
		Navient Corp. MTN[5]
	740	4.453% (US CPI Urban Consumers YoY + 2.250) 05/03/2019[1,6]	725
	100	5.500%—01/15/2019	102
			827
			1,329
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
		AT&T Inc.
	100	2.372% (3 Month USD Libor + 0.650) 01/15/2020[1]	101
	100	5.150%—02/14/2050	101
			202
GAS UTILITIES—0.1%
		Sempra Energy
	100	2.038% (3 Month USD Libor + 0.450) 03/15/2021[1]	100
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
		Boston Scientific Corp.
	200	2.850%—05/15/2020	200
INTERNET SOFTWARE & SERVICES—0.1%
		eBay Inc.
	100	2.750%—01/30/2023	98
OIL, GAS & CONSUMABLE FUELS—0.8%
		Enbridge Inc.
	100	2.108% (3 Month USD Libor + 0.400) 01/10/2020[1]	100
		Petrobras Global Finance BV
	425	5.299%—01/27/2025[4]	429
	200	7.375%—01/17/2027	222
			651
			751
TOBACCO—0.1%
		BAT Capital Corp
	100	2.003% (3 Month USD Libor + 0.590) 08/14/2020[1,4]	101
TRADING COMPANIES & DISTRIBUTORS—0.3%
		AerCap Ireland Capital Ltd.
	300	4.625%—10/30/2020	313
TOTAL CORPORATE BONDS & NOTES
(Cost $5,115)			5,218

FOREIGN GOVERNMENT OBLIGATIONS—9.6%
		Argentina Bonar Bonds
ARG$	418	24.930% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[1]	23
FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Argentina Pom Politica Monetaria
ARG$	3,724	27.805%—06/21/2020[7]	$ 214
		Argentina Treasury Bill
	800	0.000%—04/13/2018-09/14/2018[8]	35
		Argentine Republic Government International Bond
	$100	5.875%—01/11/2028	98
	300	6.875%—01/26/2027	317
			415
		Australia Government Bond
AUD$	200	3.000%—09/20/2025[6]	225
		Canadian Government RRB Bonds
CAD$	299	4.250%—12/01/2026[6]	321
		Cyprus Government International Bond MTN[5]
	€10	2.750%—06/07/2024	13
	20	3.750%—07/26/2023	28
	40	3.875%—05/06/2022	56
	10	4.250%—11/04/2025	15
			112
		Japan Government CPI Linked Bond[6]
	¥90,783	0.100%—03/10/2027	881
		Japan Treasury Discount Bill
	241,400	0.000%—02/13/2018-05/01/2018[8]	2,212
		Mexican Bonos
MEX$	2,386	7.750%—05/29/2031	129
		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[6]	1,300
		U.K. Gilt
	£100	4.250%—12/07/2027	178
		U.K. Gilt Inflation Linked[6]
	1,941	0.125%—03/22/2026-11/22/2056	3,317
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,139)			9,362

MORTGAGE PASS-THROUGH—10.0%
		Federal Home Loan Mortgage Corp. REMIC[9]
	$217	2.159% (1 Month USD Libor + 0.600) 12/15/2037[1]	218
		Federal National Mortgage Association REMIC[9]
	105	1.941% (1 Month USD Libor + 0.730) 07/25/2037[1]	106
	34	2.001% (1 Month USD Libor + 0.440) 05/25/2036[1]	34
	167	2.241% (1 Month USD Libor + 0.680) 02/25/2041[1]	170
			310
		Federal National Mortgage Association TBA[10]
	3,000	3.500%—04/12/2048	3,019
	6,000	4.000%—03/13/2048-04/12/2048	6,186
			9,205
TOTAL MORTGAGE PASS-THROUGH
(Cost $9,792)			9,733

U.S. GOVERNMENT OBLIGATIONS—112.9%
		U.S. Treasury Inflation Indexed Bonds[6]
	1,242	0.125%—04/15/2019[11]	1,241
	11,066	0.125%—04/15/2020-07/15/2024	10,935
	2,999	0.250%—01/15/2025	2,940
	5,759	0.375%—07/15/2023-01/15/2027	5,717
	700	0.500%—01/15/2028	693
	12,913	0.625%—07/15/2021-02/15/2043	12,998
	1,809	0.750%—02/15/2042-02/15/2045	1,798
	1,632	0.875%—02/15/2047	1,667

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$52	1.000%—02/15/2046	$ 55
452	1.250%—07/15/2020	465
7,017	1.375%—02/15/2044	7,990
463	1.750%—01/15/2028	513
12,130	1.875%—07/15/2019	12,498
1,107	2.000%—01/15/2026	1,230
814	2.125%—02/15/2040-02/15/2041	1,051
30,700	2.375%—01/15/2025[11]	34,560
3,107	2.375%—01/15/2027	3,588
3,596	2.500%—01/15/2029	4,300
374	3.375%—04/15/2032	509
383	3.625%—04/15/2028	496
317	3.875%—04/15/2029	426
		105,670
	U.S. Treasury Notes
200	2.000%—05/31/2024	193
300	2.000%—02/15/2025[11]	287
330	2.125%—12/31/2022	324
600	2.125%—07/31/2024[11]	582
100	2.250%—11/15/2024[11]	97
800	2.500%—05/15/2024[11]	794
1,900	2.750%—02/15/2024[11]	1,914
		4,191
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $111,341)		109,861

SHORT-TERM INVESTMENTS—1.4%
Principal Amount		Value
CERTIFICATES OF DEPOSIT—1.0%
	Barclays plc
$200	1.892% (3 Month USD Libor + 0.470) 05/17/2018[1]	$ 200
300	1.940%—09/04/2018	300
300	2.060% (3 Month USD Libor + 0.460) 03/16/2018[1]	300
		800
	Canada Imperial Bank of Commerce
200	0.000%—02/02/2018	163
		963
REPURCHASE AGREEMENTS—0.4%
427	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by Federal Home Loan Banks (market value $439)	427
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,386)		1,390
TOTAL INVESTMENTS—143.7%
(Cost $140,654)		139,810
CASH AND OTHER ASSETS, LESS LIABILITIES—(43.7)%		(42,502)
TOTAL NET ASSETS—100.0%		$ 97,308

FUTURES CONTRACTS OPEN AT JANUARY 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-OAT Futures (Short)	11	03/08/2018	€ 1,682	$ 48
United Kingdom GILT Futures 90 day (Short)	19	03/27/2018	£ 2,321	55
Japanese Government Bond Futures 10 year (Short)	1	03/13/2018	¥ 150,320	2
U.S. Treasury Bond Futures 30 year (Short)	16	03/20/2018	$ 2,365	53
U.S. Treasury Note Futures 5 year (Long)	19	03/29/2018	2,180	(1)
U.S. Treasury Note Futures 10 year (Short)	24	03/20/2018	2,918	13
Total Futures Contracts				$170

PURCHASED OPTIONS OPEN AT JANUARY 31, 2018
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Currency Option Euro vs. U.S. Dollar (Put)	Deutsche Bank AG	€ 1.22	01/24/2019	260,000	$ 4	$ 3
USD ICE Swap Rate Index 10 year - Cap (Put)	Deutsche Bank AG	0.263 [j]	03/29/2018	4,900,000	2	—
USD ICE Swap Rate Index 10 year - Cap (Put)	Morgan Stanley Capital Services LLC	0.170 [j]	04/03/2018	5,300,000	2	1
USD ICE Swap Rate Index 10 year - Cap (Put)	Morgan Stanley Capital Services LLC	0.174 [j]	06/11/2018	3,300,000	1	1
U.S. Treasury Notes Future 10 year (Call)	Chicago Board of Trade	$ 132.50	03/23/2018	13	—	—
Total Purchased Options Not Settled Through Variation Margin					$ 9	$ 5

Harbor Real Return Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	1,350,000	$16	$25
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.150	06/15/2018	350,000	35	1
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Receive	2.150	06/15/2018	350,000	35	54
Total Purchased Swap Options Not Settled Through Variation Margin							$86	$80
Total Purchased Options							$95	$85

WRITTEN OPTIONS OPEN AT JANUARY 31, 2018
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-BOBL Option Futures (Put)	Eurex	€ 130.00	05/25/2018	5	$ 2	$ (5)
Euro-Bund Option Futures (Call)	Eurex	165.00	02/23/2018	7	4	—
Euro-Bund Option Futures (Call)	Eurex	165.50	02/23/2018	6	3	—
Euro-Bund Option Futures (Put)	Eurex	161.50	02/23/2018	6	4	(21)
Total Written Options that Require Periodic Settlement of Variation Margin					$13	$(26)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/ Price/Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	243.273 [j]	04/22/2024	4,000,000	$ 29	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	244.172 [j]	05/16/2024	300,000	2	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	3,600,000	33	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	500,000	6	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	234.812 [j]	03/24/2020	1,700,000	19	(3)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	238.643 [j]	10/02/2020	1,000,000	18	(3)
Currency Option Euro vs. U.S. Dollar (Call)	Deutsche Bank AG	€ 1.35	01/24/2019	260,000	4	(4)
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	120.716 [j]	06/22/2035	400,000	18	(3)
Federal National Mortgage Association Future (Put)	Credit Suisse International	$ 97.86	03/06/2018	300,000	2	(2)
Federal National Mortgage Association Future (Call)	JP Morgan Chase Bank NA	102.75	03/06/2018	900,000	2	—
Federal National Mortgage Association Future (Call)	JP Morgan Chase Bank NA	102.81	03/06/2018	200,000	—	—
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	97.88	03/06/2018	700,000	4	(4)
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	101.75	03/06/2018	900,000	2	(10)
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	101.81	03/06/2018	200,000	—	(2)
USD ICE Swap Rate Index 30 year - Cap (Put)	Deutsche Bank AG	0.230 [j]	03/29/2018	4,900,000	2	—
USD ICE Swap Rate Index 30 year - Cap (Put)	Morgan Stanley Capital Services LLC	0.160 [j]	04/03/2018	5,300,000	2	—
USD ICE Swap Rate Index 30 year - Cap (Put)	Morgan Stanley Capital Services LLC	0.160 [j]	06/11/2018	3,300,000	1	—
USD ICE Swap Rate Index 30 year - Floor (Call)	Morgan Stanley Capital Services LLC	—%	01/02/2020	7,500,000	6	(8)
U.S. Treasury Bond Future (Put)	Chicago Board of Trade	147.00	02/23/2018	2	2	(2)
U.S. Treasury Notes Future 10 year (Call)	Chicago Board of Trade	124.50	02/23/2018	3	1	—
U.S. Treasury Notes Future 10 year (Put)	Chicago Board of Trade	121.50	02/23/2018	5	2	(2)
U.S. Treasury Notes Future 10 year (Put)	Chicago Board of Trade	122.00	02/23/2018	3	1	(2)
Total Written Options Not Settled Through Variation Margin					$156	$(45)
Total Written Options					$169	$(71)

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2018
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	$ 110	ARG$ 2,133	02/09/2018	$ (2)
BNP Paribas SA	$ 5	ARG$ 105	06/21/2018	—
Goldman Sachs Bank USA	$ 200	ARG$ 3,720	02/14/2018	(12)
HSBC Bank USA	$ 90	ARG$ 1,684	02/14/2018	(5)
HSBC Bank USA	$ 22	ARG$ 423	02/23/2018	(1)
Société Générale	$ 8	ARG$ 159	08/22/2018	—
BNP Paribas SA	ARG$ 795	$ 42	02/14/2018	2
JP Morgan Chase Bank	ARG$ 531	$ 28	02/14/2018	1
JP Morgan Chase Bank NA	AUD$ 899	$ 703	02/02/2018	(21)
Credit Suisse International	$ 153	R$ 485	02/02/2018	(1)
Goldman Sachs Bank USA	$ 149	R$ 499	02/02/2018	7
Credit Suisse International	R$ 485	$ 150	02/02/2018	(2)
Goldman Sachs Bank USA	R$ 499	$ 158	02/02/2018	1
Deutsche Bank AG	$ 3,476	£ 2,464	02/02/2018	23
Citibank NA	£ 2,150	$ 2,919	02/02/2018	(134)
Deutsche Bank AG	£ 2,464	$ 3,479	03/02/2018	(23)
Goldman Sachs Bank USA	£ 116	$ 161	02/02/2018	(3)
JP Morgan Chase Bank NA	£ 341	$ 486	02/02/2018	2
Barclays Bank plc	$ 1,008	CAD$ 1,245	02/02/2018	4
Barclays Bank plc	CAD$ 1,245	$ 1,009	03/02/2018	(4)
JP Morgan Chase Bank NA	CAD$ 1,245	$ 1,000	02/02/2018	(12)
Citibank NA	COL$ 215,245	$ 75	03/28/2018	(1)
Citibank NA	€ 39	$ 48	02/02/2018	—
Citibank NA	€ 23	$ 29	02/02/2018	—
Goldman Sachs Bank USA	€ 681	$ 813	02/02/2018	(33)
JP Morgan Chase Bank NA	€ 22	$ 27	02/02/2018	—
Citibank NA	$ 199	₹ 13,063	03/13/2018	5
Goldman Sachs Bank USA	₹ 13,371	$ 209	03/13/2018	—
Goldman Sachs Bank USA	$ 209	Rp 2,795,375	03/14/2018	—
BNP Paribas SA	¥ 5,600	$ 50	02/13/2018	(1)
Citibank NA	¥ 120,000	$ 1,103	05/01/2018	(2)
Citibank NA	¥ 20,000	$ 184	05/01/2018	—
JP Morgan Chase Bank NA	¥ 69,900	$ 621	02/02/2018	(20)
JP Morgan Chase Bank NA	¥ 55,800	$ 493	02/13/2018	(18)
JP Morgan Chase Bank NA	¥ 69,900	$ 644	03/02/2018	2
UBS AG	¥ 40,000	$ 367	05/01/2018	(1)
Citibank NA	MEX$ 1,412	$ 73	03/21/2018	(3)
Citibank NA	$ 1,263	NZD$ 1,722	02/02/2018	6
Citibank NA	NZD$ 1,722	$ 1,226	02/02/2018	(43)
Citibank NA	NZD$ 1,722	$ 1,262	03/02/2018	(6)
Citibank NA	$ 102	RUS$ 5,985	02/16/2018	4
Credit Suisse International	$ 69	RUS$ 3,942	02/20/2018	1
Credit Suisse International	$ 106	RUS$ 5,985	05/25/2018	(1)
HSBC Bank USA	$ 168	RUS$ 9,547	02/20/2018	2
Credit Suisse International	RUS$ 5,985	$ 107	02/16/2018	1
Citibank NA	$ 114	R 1,373	05/08/2018	—
Société Générale	$ 99	R 1,373	02/06/2018	17
Citibank NA	R 1,373	$ 116	02/06/2018	—
UBS AG	$ 274	₩ 290,307	03/14/2018	(2)
UBS AG	₩ 290,307	$ 261	03/14/2018	(11)
UBS AG	₩ 290,307	$ 274	06/20/2018	2
Total Forward Currency Contracts				$(282)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2018
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.165%	At maturity	12/15/2021	€ 140	$ 2	$ —	$ 2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.385	At maturity	12/15/2026	330	(6)	—	(6)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.360	At maturity	06/15/2027	400	(10)	(6)	(4)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.520	At maturity	11/15/2027	1,100	(6)	(1)	(5)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.575	At maturity	01/15/2028	160	—	—	—
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semiannual	03/21/2028	£ 1,000	13	(34)	47
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semiannual	03/21/2048	300	(5)	(7)	2
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	At maturity	05/15/2030	610	11	(7)	18
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	At maturity	06/15/2030	600	15	9	6
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	At maturity	06/15/2031	300	(31)	(36)	5
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.470	At maturity	09/15/2032	1,600	(1)	1	(2)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.358	At maturity	04/15/2035	200	(2)	(4)	2
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.585	At maturity	10/15/2046	240	(13)	(15)	2
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.428	At maturity	03/15/2047	40	3	—	3
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semiannual	09/18/2023	¥ 40,000	(18)	(15)	(3)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	09/20/2027	130,000	3	(2)	5
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semiannual	03/20/2028	10,000	1	—	1
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semiannual	03/20/2029	230,000	1	(12)	13
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.200	Lunar	06/05/2024	MEX$ 4,600	(7)	—	(7)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.480	Lunar	06/18/2037	210	(1)	—	(1)
CME Group	New Zeland 90 Day Bank Bill Futures Rate Agreement	Receive	3.250	Semiannual	03/21/2028	NZD$ 600	1	2	(1)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	Semiannual	06/15/2018	$ 1,000	(3)	4	(7)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.250	Semiannual	06/21/2019	9,300	124	57	67

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250%	Semiannual	12/20/2022	$ 3,100	$ (48)	$ 4	$ (52)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.678	Semiannual	10/25/2023	1,000	(3)	—	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.670	Semiannual	11/19/2023	1,000	(4)	—	(4)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.681	Semiannual	12/12/2023	1,000	(4)	—	(4)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	Semiannual	12/19/2023	800	(10)	(7)	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semiannual	02/22/2026	3,160	54	—	54
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semiannual	03/16/2026	2,900	62	(1)	63
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semiannual	04/21/2026	1,700	44	(10)	54
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semiannual	04/27/2026	2,000	52	(8)	60
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.850	Semiannual	07/27/2026	600	27	(2)	29
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semiannual	07/27/2026	3,500	137	54	83
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semiannual	12/07/2026	100	2	1	1
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	Semiannual	09/15/2027	700	(13)	(13)	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semiannual	12/20/2027	1,600	36	(17)	53
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	Semiannual	12/20/2047	440	(9)	8	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semiannual	06/20/2048	180	14	14	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.969	Semiannual	10/25/2048	200	(4)	—	(4)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.951	Semiannual	11/19/2048	100	(1)	—	(1)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.953	Semiannual	12/12/2048	100	(1)	—	(1)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.750	Semiannual	12/19/2048	100	3	3	—
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.750	Semiannual	12/21/2026	1,570	122	(46)	168

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Federal Funds Effective Rate US	Receive	2.000%	Annual	12/15/2047	$ 300	$ 27	$ (1)	$ 28
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.710	At maturity	04/27/2018	900	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.680	At maturity	04/28/2018	1,500	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.078	At maturity	03/29/2019	3,300	11	—	11
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.935	At maturity	04/27/2019	900	1	—	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.027	At maturity	11/23/2020	500	3	—	3
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.021	At maturity	11/25/2020	400	2	—	2
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.550	At maturity	07/26/2021	300	9	10	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.603	At maturity	09/12/2021	310	8	9	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.063	At maturity	05/12/2025	100	(1)	—	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.730	At maturity	07/26/2026	300	(16)	(16)	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	09/12/2026	200	(9)	(2)	(7)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.801	At maturity	09/12/2026	310	(14)	(14)	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/12/2026	200	(9)	(9)	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.780	At maturity	09/15/2026	200	(10)	(10)	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.067	At maturity	07/25/2027	400	(10)	—	(10)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.180	At maturity	09/20/2027	170	(3)	—	(3)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.150	At maturity	09/25/2027	200	(4)	—	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.156	At maturity	10/17/2027	400	(8)	—	(8)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.069	At maturity	07/15/2022	200	2	—	2
Interest Rate Swaps									$625

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value [f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 28 Version 1 0.001%	Buy	1.000%	12/20/2022	0.500%	Quarterly	€ 1,500	$(53)	$(40)	$(13)
ICE Group	Markit iTraxx Europe Indices Series 26 Version 1	Buy	1.000	12/20/2021	0.360	Quarterly	500	(18)	(8)	(10)
ICE Group	Markit CDX North America High Yield Index Series 29	Buy	5.000	12/20/2022	3.102	Quarterly	$ 525	(47)	(42)	(5)
Credit Default Swaps										$(28)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500%	At maturity	07/15/2022	$ 300	$(25)	$ 7	$ (32)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.788	At maturity	07/18/2026	1,200	(58)	—	(58)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	07/20/2026	1,200	(56)	—	(56)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/20/2026	100	(4)	—	(4)
Interest Rate Swaps									$(150)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Intercontinental Exchange LIBOR USD 3-month	Receive	$ —	At Maturity	03/20/2018	$ 100	$(2)	$—	$(2)
Goldman Sachs International	Intercontinental Exchange LIBOR USD 3-month	Receive	—	At Maturity	03/20/2018	690	2	—	2
Goldman Sachs International	Intercontinental Exchange LIBOR USD 3-month	Receive	—	At Maturity	03/20/2018	440	3	—	3
Variance Swaps on Indices									$ 3

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount[e] (000s)	Value [f] (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	1.160%	Quarterly	$ 200	$—	$(14)	$ 14
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.160	Quarterly	100	—	(9)	9
HSBC Bank USA NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	03/20/2018	0.429	Quarterly	300	1	1	—
HSBC Bank USA NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2022	1.527	Quarterly	100	(1)	(6)	5
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.160	Quarterly	100	—	(7)	7
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	10/17/2057	0.000	Monthly	100	1	(5)	6
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	09/17/2058	0.000	Monthly	100	1	(6)	7
Credit Default Swaps										$ 48
Total Swaps										$498

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2018 — (3.0)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 3,000	Federal National Mortgage Association TBA[10] 3.000%—03/12/2043	$2,940	$(2,940)
Reverse Repurchase Agreements AT JANUARY 31, 2018 – (5.4)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Royal Bank of Scotland	1.500-1.520%	01/25/2018 – 01/30/2018	02/01/2018 – 02/06/2018	$27,116	$(27,116)
The Bank of Nova Scotia	1.590%	01/31/2018	04/02/2018	25,101	(25,101)
					$ (52,217)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2018 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$2,587	$—	$2,587
Bank Loan Obligations	—	99	—	99
Collateralized Mortgage Obligations	—	1,560	—	1,560
Corporate Bonds & Notes	—	5,218	—	5,218
Foreign Government Obligations	—	9,362	—	9,362
Mortgage Pass-Through	—	9,733	—	9,733

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
U.S. Government Obligations	$ —	$109,861	$—	$109,861
Short-Term Investments
Certificates Of Deposit	—	963	—	963
Repurchase Agreements	—	427	—	427
Total Investments in Securities	$ —	$139,810	$—	$139,810
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 80	$—	$ 80
Futures Contracts	171	—	—	171
Purchased Options	—	85	—	85
Swap Agreements	—	838	—	838
Total Financial Derivative Instruments - Assets	$171	$ 1,003	$—	$ 1,174
Liability Category
Fixed Income Investments Sold Short	$ —	$ (2,940)	$—	$ (2,940)
Reverse Repurchase Agreements	—	(52,217)	—	(52,217)
Total Short Term Liabilities	$ —	$ (55,157)	$—	$ (55,157)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (362)	$—	$ (362)
Futures Contracts	(1)	—	—	(1)
Swap Agreements	—	(340)	—	(340)
Written Options	(6)	(65)	—	(71)
Total Financial Derivative Instruments - Liabilities	$ (7)	$ (767)	$—	$ (774)
Total Investments	$164	$ 84,889	$—	$ 85,053
There were no Level 3 holdings at October 31, 2017 or January 31, 2018, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 48	$ (28)
Foreign Exchange Contracts	83	(366)
Interest Rate Contracts	1,043	(380)
Total	$1,174	$(774)
The following is a summary of the remaining contractual maturities of transfers accounted for as secured lending, by collateral type, as of January 31, 2018.
	Overnight and Continuous (000s)	Up to 30 days (000s)	31-90 days (000s)	Greater Than 90 days (000s)	Total (000s)
Reverse Repurchase Agreements
U.S. Treasury Obligations	$24,733	$2,383	$25,101	$—	$52,217
The following is a summary of the remaining contractual maturities of transfers accounted for as secured borrowings, by type of security loaned, as of January 31, 2018.
	Overnight and Continuous (000s)	Up to 30 days (000s)	31-90 days (000s)	Greater Than 90 days (000s)	Total (000s)
Sale-Buyback Transactions
U.S. Treasury Obligations	$—	$1,401	$—	$6,250	$7,651

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Variable rate security, the stated rate represents the rate in effect at January 31, 2018.
2	Step coupon security, the stated rate represents the rate in effect at January 31, 2018.
3	CLO after the name of a security stands for Collateralized Loan Obligation.
4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2018, the aggregate value of these securities was $3,801,000 or 4% of net assets.
5	MTN after the name of a security stands for Medium Term Note.
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
7	Floating rate security, the stated rate represents the rate in effect at January 31, 2018.
8	Zero coupon bond.
9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2018. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11	At January 31, 2018, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $52,793,000 or 54% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
j	Amount represents Index Value.
ARG$	Argentine Peso
AUD$	Australian Dollar
£	British Pound
R$	Brazilian Real
CAD$	Canadian Dollar
COL$	Colombian Peso
€	Euro
₹	Indian Rupee
Rp	Indonesian Rupiah
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
RUS$	Russian Ruble
R	South African Rand
₩	South Korean Won
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— January 31, 2018 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash of -0.1%)
GOVERNMENT AGENCY DEBT—65.2%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$6,650	1.305%—02/21/2018-02/27/2018	$ 6,644
7,250	1.310%—02/28/2018	7,243
5,800	1.320%—03/06/2018	5,793
7,450	1.360%—03/28/2018	7,434
3,000	1.390%—04/03/2018	2,993
5,350	1.411%—04/06/2018	5,337
3,600	1.420%—04/20/2018	3,589
		39,033
	Federal Home Loan Mortgage Corp. Discount Notes
5,050	1.279%—02/23/2018	5,046
2,250	1.325%—04/16/2018	2,244
5,800	1.340%—04/10/2018	5,785
		13,075
	Federal National Mortgage Association Discount Notes
6,300	1.260%—02/26/2018	6,295
10,350	1.280%—03/05/2018-03/07/2018	10,338
2,900	1.295%—03/14/2018	2,896
6,500	1.350%—04/02/2018	6,485
		26,014
TOTAL GOVERNMENT AGENCY DEBT
(Cost $78,122)		78,122

TREASURY DEBT—34.8%†
Principal Amount		Value
	U.S. Treasury Bills
$9,150	1.218%—02/22/2018	$ 9,144
2,000	1.235%—02/15/2018	1,999
11,000	1.264%—03/01/2018	10,989
12,000	1.298%—03/08/2018	11,985
3,000	1.321%—03/15/2018	2,995
4,500	1.350%—04/12/2018	4,488
TOTAL TREASURY DEBT
(Cost $41,600)		41,600

REPURCHASE AGREEMENTS—0.1%
(Cost $111)
Principal Amount
$111	Repurchase Agreement with Fixed Income Clearing Corp. dated January 31, 2018 due February 01, 2018 at 0.002% collateralized by U.S. Treasury Notes (value $115)	111
TOTAL INVESTMENTS—100.1%
(Cost $119,833)		119,833
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(65)
TOTAL NET ASSETS—100.0%		$119,768

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— January 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2018 the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer up to four classes of shares, designated as Institutional Class, Retirement Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the statement of assets and liabilities and the statement of operations.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the statement of operations.
As of January 31, 2018, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations, which may have an adverse effect on these entities. During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities.
Forward Commitments and When-Issued Securities
Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Reverse Repurchase Agreements
A reverse repurchase agreement involves the delivery of a portfolio security in exchange for cash by a Fund, coupled with an agreement to repurchase the same or substantially the same security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
to counterparties is reflected as a liability on the statement of assets and liabilities. Interest payments based upon the reverse repurchase agreement term made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into reverse repurchase agreements. Activity in reverse repurchase agreements by Harbor Bond Fund and Harbor Real Return Fund for the period ended January 31, 2018 was as follows:
Category of Aggregate Short-Term Borrowings	Balance at End of the Period (000s)	Current Interest Rate	Maximum Amount Outstanding During the Period (000s)	Average Daily Amount Outstanding During the Period (000s)	Average Interest Rate During the Period
Harbor Bond Fund - Reverse repurchase agreements	$30,425	0.930 -1.520%	$30,425	$ 721	1.330%
Harbor Real Return Fund - Reverse repurchase agreements	$52,217	1.300 -1.590%	$52,544	$4,600	1.602%
Average debt outstanding and average interest rate during the period is calculated based on calendar days.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the statement of operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the statement of operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended January 31, 2018 was $185,531,000 at a weighted average interest rate of 1.349% for the Harbor Bond Fund and $33,237,000 at a weighted average interest rate of 1.458% for the Harbor Real Return Fund.
Short Sales
Short-selling obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security. During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their respective exposure to the bond markets and to fluctuations in interest rates and currency values. Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their respective exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2018 for Harbor Bond Fund and Harbor Real Return Fund was $26,808,000 and $1,000,000, respectively.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Real Return Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their respective exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Master Netting Arrangements
As described in further detail below, each Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended January 31, 2018, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of January 31, 2018, each Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of January 31, 2018, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by the Fund and select counterparties. As of January 31, 2018, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0118

Quarterly Schedule of
Portfolio Holdings
January 31, 2018
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income	HARAX
Harbor Target Retirement 2015 Fund	HARGX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX

Harbor Target Retirement Income Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—19.9%
Shares		Value
4,667	Harbor Capital Appreciation Fund	$ 356
16,428	Harbor Mid Cap Growth Fund	181
10,856	Harbor Small Cap Growth Fund	163
26,195	Harbor Large Cap Value Fund	415
10,941	Harbor Mid Cap Value Fund	267
5,255	Harbor Small Cap Value Fund	195
4,797	Harbor International Fund	346
28,554	Harbor Diversified International All Cap Fund	346
20,749	Harbor International Growth Fund	348
5,756	Harbor Global Leaders Fund	149
TOTAL EQUITY FUNDS
(Cost $2,184)		2,766

FIXED INCOME FUNDS—70.1%
179,585	Harbor High-Yield Bond Fund	1,818
FIXED INCOME FUNDS—Continued
Shares		Value
480,804	Harbor Bond Fund	$ 5,476
265,101	Harbor Real Return Fund	2,452
TOTAL FIXED INCOME FUNDS
(Cost $10,141)		9,746

SHORT-TERM INVESTMENTS—10.0%
(Cost $1,395)
1,394,870	Harbor Money Market Fund	1,395
TOTAL INVESTMENTS—100.0%
(Cost $13,720)		13,907
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1
TOTAL NET ASSETS—100.0%		$13,908

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—24.7%
Shares		Value
2,462	Harbor Capital Appreciation Fund	$ 188
8,932	Harbor Mid Cap Growth Fund	98
5,894	Harbor Small Cap Growth Fund	89
13,787	Harbor Large Cap Value Fund	218
5,888	Harbor Mid Cap Value Fund	144
2,866	Harbor Small Cap Value Fund	106
2,589	Harbor International Fund	187
15,381	Harbor Diversified International All Cap Fund	186
11,149	Harbor International Growth Fund	187
2,981	Harbor Global Leaders Fund	77
TOTAL EQUITY FUNDS
(Cost $1,157)		1,480

FIXED INCOME FUNDS—66.5%
81,719	Harbor High-Yield Bond Fund	827
FIXED INCOME FUNDS—Continued
Shares		Value
196,035	Harbor Bond Fund	$2,233
101,067	Harbor Real Return Fund	935
TOTAL FIXED INCOME FUNDS
(Cost $4,086)		3,995

SHORT-TERM INVESTMENTS—8.8%
(Cost $530)
529,623	Harbor Money Market Fund	530
TOTAL INVESTMENTS—100.0%
(Cost $5,773)		6,005
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$6,005

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—34.6%
Shares		Value
16,091	Harbor Capital Appreciation Fund	$ 1,226
59,697	Harbor Mid Cap Growth Fund	659
39,685	Harbor Small Cap Growth Fund	596
89,649	Harbor Large Cap Value Fund	1,421
38,514	Harbor Mid Cap Value Fund	941
18,903	Harbor Small Cap Value Fund	702
16,985	Harbor International Fund	1,224
100,701	Harbor Diversified International All Cap Fund	1,220
73,209	Harbor International Growth Fund	1,226
18,794	Harbor Global Leaders Fund	487
TOTAL EQUITY FUNDS
(Cost $7,746)		9,702

FIXED INCOME FUNDS—61.2%
471,458	Harbor High-Yield Bond Fund	4,771
FIXED INCOME FUNDS—Continued
Shares		Value
802,314	Harbor Bond Fund	$ 9,138
354,480	Harbor Real Return Fund	3,279
TOTAL FIXED INCOME FUNDS
(Cost $17,687)		17,188

SHORT-TERM INVESTMENTS—4.2%
(Cost $1,180)
1,179,949	Harbor Money Market Fund	1,180
TOTAL INVESTMENTS—100.0%
(Cost $26,613)		28,070
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1
TOTAL NET ASSETS—100.0%		$28,071

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—40.4%
Shares		Value
13,855	Harbor Capital Appreciation Fund	$ 1,056
51,752	Harbor Mid Cap Growth Fund	571
34,424	Harbor Small Cap Growth Fund	517
76,824	Harbor Large Cap Value Fund	1,218
33,164	Harbor Mid Cap Value Fund	810
16,324	Harbor Small Cap Value Fund	606
14,684	Harbor International Fund	1,058
86,886	Harbor Diversified International All Cap Fund	1,052
63,320	Harbor International Growth Fund	1,061
15,987	Harbor Global Leaders Fund	414
TOTAL EQUITY FUNDS
(Cost $6,888)		8,363

FIXED INCOME FUNDS—59.6%
Shares		Value
414,690	Harbor High-Yield Bond Fund	$ 4,197
539,914	Harbor Bond Fund	6,149
214,694	Harbor Real Return Fund	1,986
TOTAL FIXED INCOME FUNDS
(Cost $12,534)		12,332
TOTAL INVESTMENTS—100.0%
(Cost $19,422)		20,695
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$20,695

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—48.8%
Shares		Value
24,138	Harbor Capital Appreciation Fund	$ 1,840
90,265	Harbor Mid Cap Growth Fund	996
60,164	Harbor Small Cap Growth Fund	904
133,594	Harbor Large Cap Value Fund	2,117
57,442	Harbor Mid Cap Value Fund	1,403
28,248	Harbor Small Cap Value Fund	1,049
25,605	Harbor International Fund	1,846
150,950	Harbor Diversified International All Cap Fund	1,828
110,205	Harbor International Growth Fund	1,846
27,687	Harbor Global Leaders Fund	717
TOTAL EQUITY FUNDS
(Cost $11,668)		14,546

FIXED INCOME FUNDS—51.2%
Shares		Value
558,759	Harbor High-Yield Bond Fund	$ 5,655
667,125	Harbor Bond Fund	7,598
215,255	Harbor Real Return Fund	1,991
TOTAL FIXED INCOME FUNDS
(Cost $15,615)		15,244
TOTAL INVESTMENTS—100.0%
(Cost $27,283)		29,790
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$29,790

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—59.1%
Shares		Value
15,624	Harbor Capital Appreciation Fund	$ 1,191
58,237	Harbor Mid Cap Growth Fund	642
38,910	Harbor Small Cap Growth Fund	585
86,741	Harbor Large Cap Value Fund	1,375
37,255	Harbor Mid Cap Value Fund	910
18,267	Harbor Small Cap Value Fund	678
16,561	Harbor International Fund	1,194
98,051	Harbor Diversified International All Cap Fund	1,187
71,338	Harbor International Growth Fund	1,195
17,995	Harbor Global Leaders Fund	466
TOTAL EQUITY FUNDS
(Cost $7,689)		9,423

FIXED INCOME FUNDS—40.9%
Shares		Value
248,183	Harbor High-Yield Bond Fund	$ 2,512
297,174	Harbor Bond Fund	3,385
66,180	Harbor Real Return Fund	612
TOTAL FIXED INCOME FUNDS
(Cost $6,617)		6,509
TOTAL INVESTMENTS—100.0%
(Cost $14,306)		15,932
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$15,932

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—69.3%
Shares		Value
31,222	Harbor Capital Appreciation Fund	$ 2,380
114,212	Harbor Mid Cap Growth Fund	1,260
75,184	Harbor Small Cap Growth Fund	1,129
172,080	Harbor Large Cap Value Fund	2,727
73,092	Harbor Mid Cap Value Fund	1,785
35,627	Harbor Small Cap Value Fund	1,323
32,653	Harbor International Fund	2,354
191,812	Harbor Diversified International All Cap Fund	2,323
139,983	Harbor International Growth Fund	2,345
36,244	Harbor Global Leaders Fund	939
TOTAL EQUITY FUNDS
(Cost $14,679)		18,565

FIXED INCOME FUNDS—30.7%
Shares		Value
313,363	Harbor High-Yield Bond Fund	$ 3,171
391,699	Harbor Bond Fund	4,462
65,012	Harbor Real Return Fund	601
TOTAL FIXED INCOME FUNDS
(Cost $8,417)		8,234
TOTAL INVESTMENTS—100.0%
(Cost $23,096)		26,799
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,799

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—78.0%
Shares		Value
15,987	Harbor Capital Appreciation Fund	$ 1,218
58,346	Harbor Mid Cap Growth Fund	644
38,876	Harbor Small Cap Growth Fund	584
89,684	Harbor Large Cap Value Fund	1,421
38,482	Harbor Mid Cap Value Fund	940
18,899	Harbor Small Cap Value Fund	702
16,837	Harbor International Fund	1,214
100,182	Harbor Diversified International All Cap Fund	1,213
72,463	Harbor International Growth Fund	1,214
18,923	Harbor Global Leaders Fund	490
TOTAL EQUITY FUNDS
(Cost $8,070)		9,640

FIXED INCOME FUNDS—22.0%
Shares		Value
106,789	Harbor High-Yield Bond Fund	$ 1,081
128,482	Harbor Bond Fund	1,463
18,578	Harbor Real Return Fund	172
TOTAL FIXED INCOME FUNDS
(Cost $2,736)		2,716
TOTAL INVESTMENTS—100.0%
(Cost $10,806)		12,356
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$12,356

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—87.8%
Shares		Value
37,109	Harbor Capital Appreciation Fund	$ 2,828
133,528	Harbor Mid Cap Growth Fund	1,473
88,003	Harbor Small Cap Growth Fund	1,322
205,939	Harbor Large Cap Value Fund	3,264
86,893	Harbor Mid Cap Value Fund	2,122
42,021	Harbor Small Cap Value Fund	1,561
38,570	Harbor International Fund	2,780
227,404	Harbor Diversified International All Cap Fund	2,754
166,005	Harbor International Growth Fund	2,781
44,167	Harbor Global Leaders Fund	1,144
TOTAL EQUITY FUNDS
(Cost $17,670)		22,029

FIXED INCOME FUNDS—12.2%
Shares		Value
136,662	Harbor High-Yield Bond Fund	$ 1,383
147,744	Harbor Bond Fund	1,683
TOTAL FIXED INCOME FUNDS
(Cost $3,086)		3,066
TOTAL INVESTMENTS—100.0%
(Cost $20,756)		25,095
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,095

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— January 31, 2018 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.0%
Shares		Value
4,960	Harbor Capital Appreciation Fund	$ 378
17,922	Harbor Mid Cap Growth Fund	198
11,859	Harbor Small Cap Growth Fund	178
27,899	Harbor Large Cap Value Fund	442
11,918	Harbor Mid Cap Value Fund	291
5,793	Harbor Small Cap Value Fund	215
5,206	Harbor International Fund	375
31,010	Harbor Diversified International All Cap Fund	376
22,492	Harbor International Growth Fund	377
5,995	Harbor Global Leaders Fund	155
TOTAL EQUITY FUNDS
(Cost $2,570)		2,985

FIXED INCOME FUNDS—7.0%
Shares		Value
10,010	Harbor High-Yield Bond Fund	$ 101
10,881	Harbor Bond Fund	124
TOTAL FIXED INCOME FUNDS
(Cost $227)		225
TOTAL INVESTMENTS—100.0%
(Cost $2,797)		3,210
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$3,210

Fair Value Measurements
All holdings at January 31, 2018 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at January 31, 2018 or October 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— January 31, 2018 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2018 the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by the subadvisers, none of which is affiliated with the Adviser.
The Funds currently offer one class of shares, designated as Institutional Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2018, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 12% of Harbor Real Return Fund.
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0118

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 26th day of March, 2018 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ Charles F. McCain

Charles F. McCain – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	March 26, 2018
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 26, 2018